UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07043

Name of Registrant:	Vanguard Admiral Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2025—August 31, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard S&P 500 Value Index Fund ETF Shares - VOOV

Vanguard S&P 500 Value Index Fund Institutional Shares - VSPVX

Vanguard S&P 500 Growth Index Fund ETF Shares - VOOG

Vanguard S&P 500 Growth Index Fund Institutional Shares - VSPGX

Vanguard S&P Mid-Cap 400 Index Fund ETF Shares - IVOO

Vanguard S&P Mid-Cap 400 Index Fund Institutional Shares - VSPMX

Vanguard S&P Mid-Cap 400 Value Index Fund ETF Shares - IVOV

Vanguard S&P Mid-Cap 400 Value Index Fund Institutional Shares - VMFVX

Vanguard S&P Mid-Cap 400 Growth Index Fund ETF Shares - IVOG

Vanguard S&P Mid-Cap 400 Growth Index Fund Institutional Shares - VMFGX

Vanguard S&P Small-Cap 600 Index Fund ETF Shares - VIOO

Vanguard S&P Small-Cap 600 Index Fund Institutional Shares - VSMSX

Vanguard S&P Small-Cap 600 Value Index Fund ETF Shares - VIOV

Vanguard S&P Small-Cap 600 Value Index Fund Institutional Shares - VSMVX

Vanguard S&P Small-Cap 600 Growth Index Fund ETF Shares - VIOG

Vanguard S&P 500 Value Index Fund
ETF Shares (VOOV) NYSE Arca
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard S&P 500 Value Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  The Fund’s benchmark underperformed its growth counterpart for the period.
  Of the benchmark’s 11 industry sectors, 10 recorded positive returns for the 12 months. Information technology contributed the most to the benchmark’s return, followed by health care and energy. Consumer discretionary was the only sector that posted a negative return.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	18.04%	11.54%	11.89%
ETF Shares Market Price	18.07%	11.55%	11.88%
S&P 500 Value Index	18.14%	11.65%	12.01%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$7,001
Number of Portfolio Holdings	449
Portfolio Turnover Rate	25%
Total Investment Advisory Fees (in thousands)	$67
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communication Services	3.1%
Consumer Discretionary	10.0%
Consumer Staples	8.6%
Energy	7.6%
Financials	16.0%
Health Care	12.9%
Industrials	11.0%
Information Technology	19.8%
Materials	3.6%
Real Estate	3.2%
Utilities	4.0%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3340

Vanguard S&P 500 Value Index Fund
Institutional Shares (VSPVX)
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard S&P 500 Value Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  The Fund’s benchmark underperformed its growth counterpart for the period.
  Of the benchmark’s 11 industry sectors, 10 recorded positive returns for the 12 months. Information technology contributed the most to the benchmark’s return, followed by health care and energy. Consumer discretionary was the only sector that posted a negative return.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	18.07%	11.57%	11.93%
S&P 500 Value Index	18.14%	11.65%	12.01%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$7,001
Number of Portfolio Holdings	449
Portfolio Turnover Rate	25%
Total Investment Advisory Fees (in thousands)	$67
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communication Services	3.1%
Consumer Discretionary	10.0%
Consumer Staples	8.6%
Energy	7.6%
Financials	16.0%
Health Care	12.9%
Industrials	11.0%
Information Technology	19.8%
Materials	3.6%
Real Estate	3.2%
Utilities	4.0%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1840

Vanguard S&P 500 Growth Index Fund
ETF Shares (VOOG) NYSE Arca
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard S&P 500 Growth Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  The Fund’s benchmark outperformed its value counterpart for the period.
  Of the benchmark’s 11 industry sectors, 10 recorded positive returns for the 12 months. Information technology contributed the most to the benchmark’s return, followed by communication services and industrials. Utilities was the only sector that posted a negative return.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	22.22%	13.01%	17.68%
ETF Shares Market Price	22.25%	13.02%	17.68%
S&P 500 Growth Index	22.31%	13.12%	17.81%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$27,136
Number of Portfolio Holdings	154
Portfolio Turnover Rate	20%
Total Investment Advisory Fees (in thousands)	$242
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communication Services	14.8%
Consumer Discretionary	8.4%
Consumer Staples	1.1%
Financials	9.1%
Health Care	6.2%
Industrials	6.0%
Information Technology	53.0%
Materials	0.4%
Real Estate	0.6%
Utilities	0.3%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3341

Vanguard S&P 500 Growth Index Fund
Institutional Shares (VSPGX)
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard S&P 500 Growth Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.05%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  The Fund’s benchmark outperformed its value counterpart for the period.
  Of the benchmark’s 11 industry sectors, 10 recorded positive returns for the 12 months. Information technology contributed the most to the benchmark’s return, followed by communication services and industrials. Utilities was the only sector that posted a negative return.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: April 5, 2019, Through August 31, 2026
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (4/5/2019)
Institutional Shares	22.25%	13.04%	18.01%
S&P 500 Growth Index	22.31%	13.12%	18.10%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	15.17%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$27,136
Number of Portfolio Holdings	154
Portfolio Turnover Rate	20%
Total Investment Advisory Fees (in thousands)	$242
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communication Services	14.8%
Consumer Discretionary	8.4%
Consumer Staples	1.1%
Financials	9.1%
Health Care	6.2%
Industrials	6.0%
Information Technology	53.0%
Materials	0.4%
Real Estate	0.6%
Utilities	0.3%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1841

Vanguard S&P Mid-Cap 400 Index Fund
ETF Shares (IVOO) NYSE Arca
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  The Fund's benchmark underperformed its large-cap counterpart for the period.
  Ten of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Information technology, industrials, and health care contributed most to the benchmark's return. Consumer discretionary was the only sector to post a negative return.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	17.11%	8.00%	10.77%
ETF Shares Market Price	17.13%	8.01%	10.78%
S&P MidCap 400 Index	17.13%	8.08%	10.88%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$5,873
Number of Portfolio Holdings	403
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$49
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communication Services	1.6%
Consumer Discretionary	9.9%
Consumer Staples	3.3%
Energy	5.2%
Financials	15.0%
Health Care	10.4%
Industrials	23.8%
Information Technology	14.6%
Materials	6.0%
Real Estate	7.0%
Utilities	3.0%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3342

Vanguard S&P Mid-Cap 400 Index Fund
Institutional Shares (VSPMX)
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  The Fund's benchmark underperformed its large-cap counterpart for the period.
  Ten of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Information technology, industrials, and health care contributed most to the benchmark's return. Consumer discretionary was the only sector to post a negative return.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	17.16%	8.04%	10.82%
S&P MidCap 400 Index	17.13%	8.08%	10.88%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$5,873
Number of Portfolio Holdings	403
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$49
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communication Services	1.6%
Consumer Discretionary	9.9%
Consumer Staples	3.3%
Energy	5.2%
Financials	15.0%
Health Care	10.4%
Industrials	23.8%
Information Technology	14.6%
Materials	6.0%
Real Estate	7.0%
Utilities	3.0%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1842

Vanguard S&P Mid-Cap 400 Value Index Fund
ETF Shares (IVOV) NYSE Arca
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Value Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$11	0.10%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  The Fund's benchmark underperformed its growth counterpart.
  Ten of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Information technology, energy, and financials contributed most to the benchmark's return. Communication services was the only sector to post a negative return.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	14.36%	8.41%	10.27%
ETF Shares Market Price	14.49%	8.43%	10.28%
S&P MidCap 400 Value Index	14.46%	8.54%	10.41%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$1,487
Number of Portfolio Holdings	300
Portfolio Turnover Rate	34%
Total Investment Advisory Fees (in thousands)	$13
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communication Services	0.7%
Consumer Discretionary	12.2%
Consumer Staples	5.5%
Energy	7.5%
Financials	22.5%
Health Care	4.4%
Industrials	18.6%
Information Technology	8.1%
Materials	7.6%
Real Estate	8.6%
Utilities	4.2%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3344

Vanguard S&P Mid-Cap 400 Value Index Fund
Institutional Shares (VMFVX)
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Value Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  The Fund's benchmark underperformed its growth counterpart.
  Ten of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Information technology, energy, and financials contributed most to the benchmark's return. Communication services was the only sector to post a negative return.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	14.44%	8.50%	10.36%
S&P MidCap 400 Value Index	14.46%	8.54%	10.41%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$1,487
Number of Portfolio Holdings	300
Portfolio Turnover Rate	34%
Total Investment Advisory Fees (in thousands)	$13
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communication Services	0.7%
Consumer Discretionary	12.2%
Consumer Staples	5.5%
Energy	7.5%
Financials	22.5%
Health Care	4.4%
Industrials	18.6%
Information Technology	8.1%
Materials	7.6%
Real Estate	8.6%
Utilities	4.2%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1844

Vanguard S&P Mid-Cap 400 Growth Index Fund
ETF Shares (IVOG) NYSE Arca
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Growth Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$11	0.10%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  The Fund's benchmark outperformed its value counterpart.
  Nine of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Information technology contributed the most to the benchmark’s return, followed by industrials and health care. Consumer discretionary detracted the most.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	19.76%	7.40%	10.87%
ETF Shares Market Price	19.97%	7.41%	10.87%
S&P MidCap 400 Growth Index	19.75%	7.51%	11.02%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$1,801
Number of Portfolio Holdings	248
Portfolio Turnover Rate	46%
Total Investment Advisory Fees (in thousands)	$17
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communication Services	2.4%
Consumer Discretionary	7.8%
Consumer Staples	1.3%
Energy	3.1%
Financials	8.0%
Health Care	16.0%
Industrials	28.6%
Information Technology	20.6%
Materials	4.5%
Real Estate	5.5%
Utilities	1.9%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3343

Vanguard S&P Mid-Cap 400 Growth Index Fund
Institutional Shares (VMFGX)
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Growth Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  The Fund's benchmark outperformed its value counterpart.
  Nine of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Information technology contributed the most to the benchmark’s return, followed by industrials and health care. Consumer discretionary detracted the most.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	19.85%	7.48%	10.96%
S&P MidCap 400 Growth Index	19.75%	7.51%	11.02%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$1,801
Number of Portfolio Holdings	248
Portfolio Turnover Rate	46%
Total Investment Advisory Fees (in thousands)	$17
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communication Services	2.4%
Consumer Discretionary	7.8%
Consumer Staples	1.3%
Energy	3.1%
Financials	8.0%
Health Care	16.0%
Industrials	28.6%
Information Technology	20.6%
Materials	4.5%
Real Estate	5.5%
Utilities	1.9%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1843

Vanguard S&P Small-Cap 600 Index Fund
ETF Shares (VIOO) NYSE Arca
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  The Fund's benchmark outperformed its large-cap counterpart for the period.
  Each of the benchmark's 11 industry sectors posted positive returns. Information technology, health care, and industrials contributed most to the benchmark's return.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	24.04%	6.84%	10.49%
ETF Shares Market Price	23.98%	6.84%	10.49%
S&P SmallCap 600 Index	24.08%	6.92%	10.54%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$6,450
Number of Portfolio Holdings	607
Portfolio Turnover Rate	29%
Total Investment Advisory Fees (in thousands)	$51
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communication Services	3.5%
Consumer Discretionary	13.9%
Consumer Staples	3.6%
Energy	6.2%
Financials	19.1%
Health Care	10.9%
Industrials	17.4%
Information Technology	12.4%
Materials	4.3%
Real Estate	6.5%
Utilities	2.0%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3345

Vanguard S&P Small-Cap 600 Index Fund
Institutional Shares (VSMSX)
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  The Fund's benchmark outperformed its large-cap counterpart for the period.
  Each of the benchmark's 11 industry sectors posted positive returns. Information technology, health care, and industrials contributed most to the benchmark's return.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	24.09%	6.87%	10.53%
S&P SmallCap 600 Index	24.08%	6.92%	10.54%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$6,450
Number of Portfolio Holdings	607
Portfolio Turnover Rate	29%
Total Investment Advisory Fees (in thousands)	$51
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communication Services	3.5%
Consumer Discretionary	13.9%
Consumer Staples	3.6%
Energy	6.2%
Financials	19.1%
Health Care	10.9%
Industrials	17.4%
Information Technology	12.4%
Materials	4.3%
Real Estate	6.5%
Utilities	2.0%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1845

Vanguard S&P Small-Cap 600 Value Index Fund
ETF Shares (VIOV) NYSE Arca
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Value Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$11	0.10%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  The Fund's benchmark outperformed its growth counterpart for the period.
  Each of the benchmark's 11 industry sectors posted positive returns. Information technology, financials, and industrials contributed most to the benchmark's return.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	26.73%	7.73%	10.04%
ETF Shares Market Price	26.76%	7.73%	10.03%
S&P SmallCap 600 Value Index	26.79%	7.85%	10.12%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$1,977
Number of Portfolio Holdings	465
Portfolio Turnover Rate	49%
Total Investment Advisory Fees (in thousands)	$17
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communication Services	4.0%
Consumer Discretionary	15.5%
Consumer Staples	4.6%
Energy	7.3%
Financials	21.7%
Health Care	6.7%
Industrials	14.4%
Information Technology	10.8%
Materials	5.6%
Real Estate	6.9%
Utilities	2.2%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3346

Vanguard S&P Small-Cap 600 Value Index Fund
Institutional Shares (VSMVX)
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Value Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  The Fund's benchmark outperformed its growth counterpart for the period.
  Each of the benchmark's 11 industry sectors posted positive returns. Information technology, financials, and industrials contributed most to the benchmark's return.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	26.82%	7.81%	10.14%
S&P SmallCap 600 Value Index	26.79%	7.85%	10.12%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$1,977
Number of Portfolio Holdings	465
Portfolio Turnover Rate	49%
Total Investment Advisory Fees (in thousands)	$17
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communication Services	4.0%
Consumer Discretionary	15.5%
Consumer Staples	4.6%
Energy	7.3%
Financials	21.7%
Health Care	6.7%
Industrials	14.4%
Information Technology	10.8%
Materials	5.6%
Real Estate	6.9%
Utilities	2.2%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1846

Vanguard S&P Small-Cap 600 Growth Index Fund
ETF Shares (VIOG) NYSE Arca
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Growth Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$11	0.10%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  The Fund's benchmark underperformed its value counterpart for the period.
  Nine of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Information technology, health care, and industrials contributed most to the benchmark's return. Consumer discretionary and consumer staples, the two sectors that posted negative returns, detracted the most.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	21.38%	5.71%	10.60%
ETF Shares Market Price	21.54%	5.72%	10.60%
S&P SmallCap 600 Growth Index	21.48%	5.86%	10.75%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$1,082
Number of Portfolio Holdings	354
Portfolio Turnover Rate	47%
Total Investment Advisory Fees (in thousands)	$10
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communication Services	3.0%
Consumer Discretionary	12.2%
Consumer Staples	2.5%
Energy	5.1%
Financials	16.3%
Health Care	15.4%
Industrials	20.5%
Information Technology	14.1%
Materials	2.8%
Real Estate	6.1%
Utilities	1.8%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3347

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch and John Murphy, each a member of the Registrant's Audit and Risk Committee, are Audit Committee Financial Experts and are independent.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended August 31, 2026	Fiscal Year Ended August 31, 2025
(a) Audit Fees.	$305,000	$242,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$305,000	$242,000

(e)           (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2)           No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)           Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended August 31, 2026	Fiscal Year Ended August 31, 2025
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$6,245,863	$3,710,837
Tax Fees.	$1,966,783	$1,775,524
All Other Fees.	$0	$50,000
Total.	$8,235,950	$5,536,360

(h)           For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, John Murphy, and Barbara Venneman.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended August 31, 2026
Vanguard S&P 500 Value Index Fund

Contents

S&P 500 Value Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (3.1%)
	Verizon Communications Inc.	969,757	48,507
	Walt Disney Co.	403,238	43,368
	AT&T Inc.	1,613,932	41,785
	Comcast Corp. Class A	827,195	22,020
	T-Mobile US Inc.	108,072	19,501
*	Warner Bros Discovery Inc.	575,684	16,424
	Omnicom Group Inc.	66,296	5,803
*	Take-Two Interactive Software Inc.	19,439	4,271
*	Charter Communications Inc. Class A	26,572	4,051
*	Live Nation Entertainment Inc.	17,315	3,115
	News Corp. Class A	85,779	2,634
*	Reddit Inc. Class A	11,528	1,704
*	Trade Desk Inc. Class A	99,342	1,363
	Fox Corp. Class A	15,996	1,077
	News Corp. Class B	27,241	937
	Paramount Skydance Corp. Class B	73,878	806
	Fox Corp. Class B	10,709	645
			218,011
Consumer Discretionary (10.0%)
*	Amazon.com Inc.	1,068,571	277,583
*	Tesla Inc.	248,482	91,429
	Home Depot Inc.	231,324	75,835
	Starbucks Corp.	264,495	28,103
	Lowe's Cos. Inc.	129,967	26,604
	McDonald's Corp.	92,457	24,366
	General Motors Co.	209,403	18,076
	TJX Cos. Inc.	115,564	15,475
	Ford Motor Co.	909,602	12,680
*	Chipotle Mexican Grill Inc.	297,368	11,309
	NIKE Inc. Class B	278,690	10,886
	Garmin Ltd.	38,141	10,836
*	Airbnb Inc. Class A	51,305	9,400
	Ross Stores Inc.	38,825	8,873
	DR Horton Inc.	61,349	8,869
	Williams-Sonoma Inc.	27,252	6,220
*	Carvana Co.	81,653	5,998
	Darden Restaurants Inc.	26,491	5,676
	PulteGroup Inc.	44,097	5,570
	Yum! Brands Inc.	32,698	5,013
	Genuine Parts Co.	32,016	4,344
	Tractor Supply Co.	122,044	4,259
	Lennar Corp. Class A	49,995	4,205
*	AutoZone Inc.	1,345	4,023
*	NVR Inc.	622	3,928
	Best Buy Co. Inc.	45,602	3,655
	Hasbro Inc.	31,305	2,946
*	Lululemon Athletica Inc.	24,363	2,930
*	Deckers Outdoor Corp.	33,029	2,876
	eBay Inc.	26,862	2,782
	Domino's Pizza Inc.	7,126	2,437
*	Aptiv plc	49,197	2,202
*	MGM Resorts International	44,607	1,845
*	Norwegian Cruise Line Holdings Ltd.	47,215	762
			701,995
Consumer Staples (8.6%)
	Walmart Inc.	1,018,228	106,782
	Costco Wholesale Corp.	103,042	97,260
	Procter & Gamble Co.	540,844	78,487
	Coca-Cola Co.	521,613	46,251
1

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	PepsiCo Inc.	317,390	44,543
	Philip Morris International Inc.	159,314	29,839
	Altria Group Inc.	387,983	26,569
	Mondelez International Inc. Class A	298,147	18,506
	Target Corp.	105,574	16,985
	Colgate-Palmolive Co.	185,868	16,695
	Keurig Dr Pepper Inc.	315,457	10,050
	Archer-Daniels-Midland Co.	112,092	9,112
	Sysco Corp.	110,846	8,987
	Kenvue Inc.	445,183	8,405
	Kimberly-Clark Corp.	76,953	8,307
	Kroger Co.	131,413	7,561
	Dollar General Corp.	51,232	6,494
	Hershey Co.	34,341	6,051
	Estee Lauder Cos. Inc. Class A	57,547	5,887
	Church & Dwight Co. Inc.	55,114	5,499
*	Dollar Tree Inc.	42,116	5,331
	Kraft Heinz Co.	198,471	5,095
	General Mills Inc.	123,269	5,079
	Constellation Brands Inc. Class A	32,458	4,240
	Bunge Global SA	31,677	3,681
	Tyson Foods Inc. Class A	65,549	3,614
	J M Smucker Co.	24,875	3,263
	McCormick & Co. Inc. (Non-Voting)	59,032	3,201
	Clorox Co.	28,057	2,741
	Molson Coors Beverage Co. Class B	37,371	1,486
	Hormel Foods Corp.	67,494	1,475
	Brown-Forman Corp. Class B	39,030	1,037
			598,513
Energy (7.6%)
	ExxonMobil Holdings Corp.	962,752	154,955
	Chevron Corp.	434,838	89,638
	ConocoPhillips	283,015	37,497
	Marathon Petroleum Corp.	67,794	25,309
	Valero Energy Corp.	68,954	24,749
	Phillips 66	93,125	22,963
	Williams Cos. Inc.	283,906	21,307
	SLB Ltd.	347,289	20,872
	EOG Resources Inc.	123,708	17,933
	Kinder Morgan Inc.	454,784	14,662
	Baker Hughes Co.	230,654	14,658
	Targa Resources Corp.	49,917	14,658
	ONEOK Inc.	146,414	14,057
	Devon Energy Corp.	267,303	12,967
	Occidental Petroleum Corp.	168,294	10,128
	Diamondback Energy Inc.	44,999	9,021
	EQT Corp.	144,989	7,856
	Halliburton Co.	193,410	7,127
	Expand Energy Corp.	55,654	5,463
	Texas Pacific Land Corp.	13,470	5,042
	APA Corp.	82,118	3,543
			534,405
Financials (16.0%)
	Bank of America Corp.	1,516,598	93,938
	JPMorgan Chase & Co.	199,179	70,912
	Visa Inc. Class A	173,474	65,811
	Wells Fargo & Co.	710,808	61,407
	Citigroup Inc.	396,247	52,154
	Charles Schwab Corp.	379,803	41,710
	Blackrock Inc.	33,514	38,729
	Mastercard Inc. Class A	61,804	36,422
	Capital One Financial Corp.	144,424	30,980
	Chubb Ltd.	83,814	28,379
	Blackstone Inc.	172,513	24,711
	Morgan Stanley	108,544	23,155
	Goldman Sachs Group Inc.	22,456	23,038
	PNC Financial Services Group Inc.	93,252	22,346
	US Bancorp	360,508	22,200
	Marsh & McLennan Cos. Inc.	111,874	21,234
2

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	Intercontinental Exchange Inc.	131,363	21,110
	Travelers Cos. Inc.	49,372	18,067
	S&P Global Inc.	39,443	17,191
	Aon plc Class A	49,607	15,950
	Arthur J Gallagher & Co.	59,693	15,648
	Allstate Corp.	59,791	15,414
	Truist Financial Corp.	289,505	14,354
	American Express Co.	39,604	13,076
	Progressive Corp.	59,732	13,026
	Aflac Inc.	106,417	12,328
	State Street Corp.	64,184	12,284
	MetLife Inc.	125,642	11,957
	Ameriprise Financial Inc.	20,846	11,530
	Fifth Third Bancorp	210,226	11,304
	CME Group Inc.	37,090	10,589
	Nasdaq Inc.	103,551	10,211
*	Block Inc. Class A	124,071	10,176
*	Coinbase Global Inc. Class A	51,546	9,697
	Bank of New York Mellon Corp.	59,066	9,526
	Prudential Financial Inc.	80,410	9,456
	American International Group Inc.	121,732	9,295
	Moody's Corp.	18,176	9,172
	Hartford Insurance Group Inc.	63,537	8,729
	KKR & Co. Inc.	73,992	8,118
	Northern Trust Corp.	43,054	7,989
	M&T Bank Corp.	33,930	7,938
*	Arch Capital Group Ltd.	80,613	7,906
	Huntington Bancshares Inc.	470,013	7,842
	Willis Towers Watson plc	21,971	7,438
	Ares Management Corp. Class A	49,080	7,027
	Apollo Global Management Inc.	50,187	6,855
	Raymond James Financial Inc.	38,377	6,838
	Citizens Financial Group Inc.	98,646	6,794
	PayPal Holdings Inc.	125,876	6,629
*	Fiserv Inc.	124,085	6,615
*	Corpay Inc.	15,214	6,151
	Synchrony Financial	78,290	6,035
	Regions Financial Corp.	197,451	5,900
	T. Rowe Price Group Inc.	49,841	5,546
	Principal Financial Group Inc.	45,762	5,041
	Global Payments Inc.	54,032	4,920
	Fidelity National Information Services Inc.	120,013	4,893
	Brown & Brown Inc.	67,715	4,887
	MSCI Inc.	8,128	4,638
	KeyCorp	213,001	4,603
	Loews Corp.	39,244	4,250
	Cboe Global Markets Inc.	11,932	3,582
	Everest Group Ltd.	9,212	3,451
	Invesco Ltd.	103,061	3,378
	Assurant Inc.	11,533	3,251
	Globe Life Inc.	18,066	3,119
	Jack Henry & Associates Inc.	16,547	2,778
	FactSet Research Systems Inc.	8,484	2,660
	Cincinnati Financial Corp.	14,762	2,508
	Franklin Templeton Inc.	71,155	2,430
	W R Berkley Corp.	29,422	1,988
	Erie Indemnity Co. Class A	5,937	1,517
			1,122,731
Health Care (12.9%)
	Merck & Co. Inc.	573,569	84,751
	UnitedHealth Group Inc.	210,912	82,131
	Johnson & Johnson	229,182	60,928
	AbbVie Inc.	221,559	56,812
	Thermo Fisher Scientific Inc.	86,286	53,247
	Abbott Laboratories	404,611	44,653
	Pfizer Inc.	1,323,750	37,674
*	Vertex Pharmaceuticals Inc.	58,900	32,072
	Bristol-Myers Squibb Co.	474,454	31,698
	Danaher Corp.	146,319	31,248
3

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	CVS Health Corp.	296,176	27,814
	Medtronic plc	298,048	27,018
	McKesson Corp.	27,904	24,704
	Gilead Sciences Inc.	132,674	19,416
	Elevance Health Inc.	48,985	19,229
	Regeneron Pharmaceuticals Inc.	23,217	18,552
	Amgen Inc.	40,127	17,250
	Cigna Group	61,437	16,962
	Stryker Corp.	46,499	15,056
	Cencora Inc.	45,199	14,626
	Cardinal Health Inc.	54,437	12,772
	Becton Dickinson & Co.	63,884	12,017
*	Moderna Inc.	82,101	11,522
	Humana Inc.	27,914	10,697
*	IQVIA Holdings Inc.	38,804	10,135
	Agilent Technologies Inc.	65,486	10,056
*	Waters Corp.	22,822	9,463
	GE HealthCare Technologies Inc.	105,711	7,530
	Zoetis Inc.	97,119	7,488
*	Biogen Inc.	34,332	7,438
*	Centene Corp.	109,153	7,023
*	Edwards Lifesciences Corp.	72,321	6,563
	Labcorp Holdings Inc.	19,069	6,343
	Quest Diagnostics Inc.	25,751	6,188
	West Pharmaceutical Services Inc.	16,439	5,608
*	Boston Scientific Corp.	114,200	5,516
	Zimmer Biomet Holdings Inc.	45,006	4,502
	Viatris Inc.	270,938	4,473
*	Dexcom Inc.	44,124	4,018
*	Veeva Systems Inc. Class A	13,220	3,777
	ResMed Inc.	15,183	3,645
*	Mettler-Toledo International Inc.	2,495	3,506
	Revvity Inc.	25,976	3,342
*	Charles River Laboratories International Inc.	11,209	3,231
*	Cooper Cos. Inc.	45,055	3,158
	Baxter International Inc.	120,111	3,123
*	Solventum Corp.	34,167	3,111
	STERIS plc	11,417	2,656
	Bio-Techne Corp.	36,460	2,636
*	Align Technology Inc.	15,474	2,473
	Universal Health Services Inc. Class B	12,403	2,113
*	Henry Schein Inc.	22,537	2,024
*	DaVita Inc.	7,470	1,315
			905,303
Industrials (11.0%)
	Union Pacific Corp.	137,876	41,455
	GE Aerospace	116,344	39,058
	Deere & Co.	58,349	38,213
	Eaton Corp. plc	90,216	36,256
	Automatic Data Processing Inc.	92,751	26,542
	Lockheed Martin Corp.	47,114	26,442
	CSX Corp.	431,536	21,797
*	Boeing Co.	102,484	21,294
	3M Co.	121,104	20,809
	Waste Management Inc.	85,786	18,780
	United Parcel Service Inc. Class B	173,415	18,075
	Norfolk Southern Corp.	52,170	17,883
	Illinois Tool Works Inc.	60,792	16,740
	Northrop Grumman Corp.	31,013	16,738
	FedEx Corp.	50,923	16,672
	Cintas Corp.	79,011	15,944
	Honeywell International Inc.	73,613	15,719
	PACCAR Inc.	122,324	15,184
	Emerson Electric Co.	94,076	14,341
	WW Grainger Inc.	10,100	13,226
	Fastenal Co.	266,160	13,124
	Parker-Hannifin Corp.	12,904	12,639
	AMETEK Inc.	53,310	12,537
	Delta Air Lines Inc.	151,951	11,852
4

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
*	Honeywell Aerospace Inc.	73,611	11,639
	L3Harris Technologies Inc.	43,304	11,530
	Westinghouse Air Brake Technologies Corp.	39,358	11,254
	Trane Technologies plc	24,157	10,735
	Carrier Global Corp.	181,466	10,565
	General Dynamics Corp.	27,746	10,303
	Republic Services Inc.	46,362	10,242
	Paychex Inc.	74,973	9,547
	Old Dominion Freight Line Inc.	42,439	8,486
*	United Airlines Holdings Inc.	75,239	8,125
*	Copart Inc.	205,069	6,765
	Johnson Controls International plc	48,261	6,672
	United Rentals Inc.	6,410	6,654
	Ingersoll Rand Inc.	82,792	6,379
	Otis Worldwide Corp.	88,833	6,319
	Xylem Inc.	55,292	6,088
	Dover Corp.	31,296	6,079
	Cummins Inc.	10,560	5,960
	Expeditors International of Washington Inc.	30,423	5,770
	Ferguson Enterprises Inc.	25,223	5,663
	Veralto Corp.	57,122	5,630
	Hubbell Inc. Class B	12,227	5,539
	Equifax Inc.	27,694	5,239
	Rockwell Automation Inc.	11,647	4,943
	Broadridge Financial Solutions Inc.	26,926	4,911
	Snap-on Inc.	12,048	4,654
	JB Hunt Transport Services Inc.	17,327	4,600
	Southwest Airlines Co.	113,706	4,381
	DuPont de Nemours Inc.	31,727	4,270
	Fortive Corp.	70,388	4,142
	Leidos Holdings Inc.	29,271	4,104
	CH Robinson Worldwide Inc.	27,417	4,103
	Jacobs Solutions Inc.	27,480	4,096
	Nordson Corp.	12,241	3,938
	IDEX Corp.	17,221	3,937
*	Axon Enterprise Inc.	6,373	3,611
	Stanley Black & Decker Inc.	36,128	3,482
	Masco Corp.	46,951	3,388
*	Fedex Freight Holding Co. Inc.	25,314	3,385
	Textron Inc.	40,133	3,233
	Lennox International Inc.	7,367	2,819
	Verisk Analytics Inc.	14,329	2,777
	Huntington Ingalls Industries Inc.	9,082	2,645
*	Generac Holdings Inc.	13,607	2,522
	Pentair plc	37,618	2,274
*	Builders FirstSource Inc.	25,033	1,662
	A O Smith Corp.	25,909	1,532
	Allegion plc	9,163	1,423
			769,335
Information Technology (19.8%)
	Apple Inc.	1,705,579	540,413
*	Intel Corp.	1,147,152	102,682
	Texas Instruments Inc.	211,414	55,160
	Salesforce Inc.	189,943	48,918
	Cisco Systems Inc.	431,263	47,650
	QUALCOMM Inc.	244,819	41,737
	Analog Devices Inc.	113,430	41,077
	Western Digital Corp.	80,064	36,073
*	Palo Alto Networks Inc.	82,915	31,684
	Dell Technologies Inc. Class C	67,212	30,649
	Oracle Corp.	189,281	28,226
*	Adobe Inc.	93,836	27,474
	Accenture plc Class A	142,553	27,051
	International Business Machines Corp.	104,677	24,481
	Marvell Technology Inc.	107,694	22,794
*	Synopsys Inc.	44,471	19,549
	Motorola Solutions Inc.	38,546	18,706
	Hewlett Packard Enterprise Co.	308,304	16,106
	Seagate Technology Holdings plc	18,745	15,528
5

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
*	ServiceNow Inc.	93,213	13,795
	NXP Semiconductors NV	58,634	13,171
*	Keysight Technologies Inc.	39,766	12,832
	Intuit Inc.	28,182	10,126
	Roper Technologies Inc.	23,463	9,963
	Microchip Technology Inc.	125,836	9,243
*	Fortinet Inc.	53,390	9,126
	NetApp Inc.	45,895	8,504
	Corning Inc.	56,284	8,371
*	Cadence Design Systems Inc.	23,644	8,010
	Cognizant Technology Solutions Corp. Class A	110,328	7,125
*	ON Semiconductor Corp.	90,845	6,731
*	Teledyne Technologies Inc.	10,771	6,602
	HP Inc.	212,860	6,390
	Qnity Electronics Inc.	48,520	5,795
*	Autodesk Inc.	20,627	5,333
	Teradyne Inc.	15,231	5,328
*	F5 Inc.	13,066	5,320
*	Workday Inc. Class A	26,544	5,241
*	Super Micro Computer Inc.	130,422	4,862
	CDW Corp.	29,716	4,504
	TE Connectivity plc	21,051	4,321
*	PTC Inc.	26,887	4,187
	Gen Digital Inc.	128,195	3,974
*	Zebra Technologies Corp. Class A	11,077	3,916
*	Akamai Technologies Inc.	33,830	3,675
*	Tyler Technologies Inc.	9,810	3,651
*	Trimble Inc.	54,256	3,252
*	Fair Isaac Corp.	2,755	3,161
*	Gartner Inc.	15,579	3,086
*	GoDaddy Inc. Class A	30,811	3,016
	Jabil Inc.	9,502	2,901
	Skyworks Solutions Inc.	34,976	2,344
			1,383,814
Materials (3.6%)
	Linde plc	107,365	52,564
	Freeport-McMoRan Inc.	333,765	25,279
	Sherwin-Williams Co.	53,254	18,043
	Ecolab Inc.	58,813	16,656
	Air Products and Chemicals Inc.	51,716	16,004
	CRH plc	155,200	14,634
	Nucor Corp.	52,929	13,213
	Corteva Inc.	155,355	13,148
	Vulcan Materials Co.	30,085	8,110
	Steel Dynamics Inc.	31,548	7,339
	Martin Marietta Materials Inc.	13,916	7,218
	PPG Industries Inc.	51,592	5,787
	Smurfit Westrock plc	122,001	5,722
	International Flavors & Fragrances Inc.	59,323	5,121
	Dow Inc.	167,705	5,118
	Amcor plc	107,496	4,933
	Packaging Corp. of America	20,453	4,785
	CF Industries Holdings Inc.	35,741	4,648
	International Paper Co.	122,513	4,647
	LyondellBasell Industries NV Class A	60,189	3,917
	Ball Corp.	61,938	3,900
	Albemarle Corp.	27,418	3,701
	Avery Dennison Corp.	17,801	3,099
	Mosaic Co.	74,134	1,788
			249,374
Real Estate (3.2%)
	Prologis Inc.	220,195	30,810
	Equinix Inc.	22,892	23,961
	American Tower Corp.	108,181	19,007
	Digital Realty Trust Inc.	80,694	14,976
	Realty Income Corp.	216,634	13,275
	Public Storage	38,915	11,946
	Vivmark Residential	170,049	11,077
*	CBRE Group Inc. Class A	67,813	9,888
6

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	Simon Property Group Inc.	44,470	9,442
	Iron Mountain Inc.	68,964	7,955
	Crown Castle Inc.	101,168	7,703
	Extra Space Storage Inc.	48,942	6,906
	VICI Properties Inc. Class A	252,975	6,489
	Ventas Inc.	54,267	4,948
	SBA Communications Corp.	24,697	4,684
	Essex Property Trust Inc.	14,955	4,232
	Weyerhaeuser Co.	167,688	3,919
	Kimco Realty Corp.	156,800	3,718
	Invitation Homes Inc.	127,190	3,706
	Mid-America Apartment Communities Inc.	27,021	3,482
	Healthpeak Properties Inc.	160,462	3,341
	Host Hotels & Resorts Inc.	148,197	3,250
*	CoStar Group Inc.	95,040	3,048
	Regency Centers Corp.	38,361	2,868
	UDR Inc.	68,826	2,543
	Camden Property Trust	23,402	2,476
	BXP Inc.	34,472	2,344
	Federal Realty Investment Trust	18,074	2,097
	Alexandria Real Estate Equities Inc.	36,409	1,867
			225,958
Utilities (4.0%)
	NextEra Energy Inc.	484,433	39,888
	Southern Co.	261,992	23,055
	Duke Energy Corp.	181,158	21,723
	American Electric Power Co. Inc.	126,443	15,480
	Dominion Energy Inc.	204,446	13,496
	Sempra	152,004	12,419
	Entergy Corp.	106,213	11,292
	Xcel Energy Inc.	144,750	10,956
	Exelon Corp.	237,186	10,370
	Consolidated Edison Inc.	85,495	9,150
	Public Service Enterprise Group Inc.	115,830	8,494
	WEC Energy Group Inc.	75,503	8,016
	Ameren Corp.	64,319	6,818
	PG&E Corp.	510,495	6,774
	Constellation Energy Corp.	24,538	6,742
	DTE Energy Co.	48,345	6,557
	Atmos Energy Corp.	38,836	6,452
	American Water Works Co. Inc.	45,404	6,276
	Eversource Energy	87,558	6,141
	CenterPoint Energy Inc.	151,624	6,004
	PPL Corp.	175,087	5,976
	FirstEnergy Corp.	120,939	5,546
	CMS Energy Corp.	71,493	4,866
	Edison International	89,518	4,832
	NiSource Inc.	111,045	4,544
	Evergy Inc.	53,548	4,338
	Alliant Energy Corp.	59,658	4,056
	Pinnacle West Capital Corp.	28,210	2,754
	AES Corp.	166,181	2,450
	NRG Energy Inc.	12,742	1,403
			276,868
Total Common Stocks (Cost $5,703,610)			6,986,307
Rights (0.0%)
*,1	Hologic Inc. CVR Exp. 12/27/2027 (Cost $—)	12,575	—
7

S&P 500 Value Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2] Vanguard Market Liquidity Fund, 3.731% (Cost $5,578)	55,798	5,580
Total Investments (99.9%) (Cost $5,709,188)		6,991,887
Other Assets and Liabilities—Net (0.1%)		8,694
Net Assets (100%)		7,000,581

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2026	4	1,540	1

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
American International Group Inc.	2/1/2027	CITNA	84	(4.280)	1	—
Elevance Health Inc.	2/1/2027	CITNA	434	(4.130)	—	(5)
Elevance Health Inc.	8/31/2027	BANA	138	(4.280)	—	(2)
Emerson Electric Co.	8/31/2027	BANA	5,579	(3.630)	—	(74)
Goldman Sachs Group Inc.	2/1/2027	CITNA	343	(4.380)	8	—
Goldman Sachs Group Inc.	8/31/2027	BANA	1,242	(4.444)	—	(39)
PayPal Holdings Inc.	2/1/2027	CITNA	225	(3.980)	—	(35)
PayPal Holdings Inc.	8/31/2027	BANA	4,708	(4.380)	—	(729)
Raymond James Financial Inc.	2/1/2027	CITNA	342	(4.183)	11	—
					20	(884)

1Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
8

S&P 500 Value Index Fund
Statement of Assets and Liabilities
As of August 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,703,610)	6,986,307
Affiliated Issuers (Cost $5,578)	5,580
Total Investments in Securities	6,991,887
Investment in Vanguard	147
Cash Collateral Pledged—Futures Contracts	105
Cash Collateral Pledged—Over-the-Counter Swap Contracts	660
Receivables for Accrued Income	8,905
Receivables for Capital Shares Issued	20
Unrealized Appreciation—Over-the-Counter Swap Contracts	20
Total Assets	7,001,744
Liabilities
Due to Custodian	1
Payables for Investment Securities Purchased	28
Payables for Capital Shares Redeemed	32
Payables to Vanguard	213
Variation Margin Payable—Futures Contracts	5
Unrealized Depreciation—Over-the-Counter Swap Contracts	884
Total Liabilities	1,163
Net Assets	7,000,581
At August 31, 2026, net assets consisted of:

Paid-in Capital	6,268,680
Total Distributable Earnings (Loss)	731,901
Net Assets	7,000,581

ETF Shares—Net Assets
Applicable to 29,680,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,776,185
Net Asset Value Per Share—ETF Shares	$228.31

Institutional Shares—Net Assets
Applicable to 448,130 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	224,396
Net Asset Value Per Share—Institutional Shares	$500.74
See accompanying Notes, which are an integral part of the Financial Statements.
9

S&P 500 Value Index Fund
Statement of Operations

Year Ended August 31, 2026
($000)
Investment Income
Income
Dividends[1]	116,610
Interest[2]	561
Securities Lending—Net	42
Total Income	117,213
Expenses
The Vanguard Group—Note C
Investment Advisory Services	67
Management and Administrative—ETF Shares[3]	3,709
Management and Administrative—Institutional Shares[3]	91
Marketing and Distribution—ETF Shares	278
Marketing and Distribution—Institutional Shares	8
Custodian Fees	19
Auditing Fees	34
Accounting Fees[3]	54
Shareholders’ Reports—ETF Shares[3]	135
Shareholders’ Reports—Institutional Shares[3]	1
Trustees’ Fees and Expenses	3
Other Expenses	20
Total Expenses	4,419
Net Investment Income	112,794
Realized Net Gain (Loss)
Investment Securities Sold[2,4]	397,828
Futures Contracts	763
Swap Contracts	1,605
Realized Net Gain (Loss)	400,196
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	556,209
Futures Contracts	3
Swap Contracts	(864)
Change in Unrealized Appreciation (Depreciation)	555,348
Net Increase (Decrease) in Net Assets Resulting from Operations	1,068,338

1	Dividends are net of foreign withholding taxes of $69.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $537, ($1), and $2, respectively.
Purchases and sales are for temporary cash investment purposes.

3	Certain amounts previously included in Management and Administrative and Shareholders' Reports expenses are now presented as Accounting Fees.
4	Includes $493,697 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
10

S&P 500 Value Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	112,794	109,388
Realized Net Gain (Loss)	400,196	389,233
Change in Unrealized Appreciation (Depreciation)	555,348	(156,822)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,068,338	341,799
Distributions
ETF Shares	(108,531)	(107,769)
Institutional Shares	(3,809)	(5,733)
Total Distributions	(112,340)	(113,502)
Capital Share Transactions
ETF Shares	211,531	218,175
Institutional Shares	(15,131)	(71,394)
Net Increase (Decrease) from Capital Share Transactions	196,400	146,781
Total Increase (Decrease)	1,152,398	375,078
Net Assets
Beginning of Period	5,848,183	5,473,105
End of Period	7,000,581	5,848,183
See accompanying Notes, which are an integral part of the Financial Statements.
11

S&P 500 Value Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$196.93	$189.59	$156.61	$136.61	$146.23
Investment Operations
Net Investment Income[1]	3.728	3.662	3.612	2.984	3.029
Net Realized and Unrealized Gain (Loss) on Investments	31.376	7.499	32.730	20.032	(9.703)
Total from Investment Operations	35.104	11.161	36.342	23.016	(6.674)
Distributions
Dividends from Net Investment Income	(3.724)	(3.821)	(3.362)	(3.016)	(2.946)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.724)	(3.821)	(3.362)	(3.016)	(2.946)
Net Asset Value, End of Period	$228.31	$196.93	$189.59	$156.61	$136.61
Total Return	18.04%	6.01%	23.51%	17.15%	-4.63%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,776	$5,640	$5,195	$3,559	$2,801
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.10%	0.10%[2]	0.10%
Ratio of Net Investment Income to Average Net Assets	1.77%	1.95%	2.13%	2.05%	2.10%
Portfolio Turnover Rate[3]	25%	32%	30%	27%	16%

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
12

S&P 500 Value Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$431.90	$415.81	$343.49	$299.63	$320.71
Investment Operations
Net Investment Income[1]	8.278	8.083	7.949	6.624	6.731
Net Realized and Unrealized Gain (Loss) on Investments	68.818	16.466	71.826	43.912	(21.295)
Total from Investment Operations	77.096	24.549	79.775	50.536	(14.564)
Distributions
Dividends from Net Investment Income	(8.256)	(8.459)	(7.455)	(6.676)	(6.516)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(8.256)	(8.459)	(7.455)	(6.676)	(6.516)
Net Asset Value, End of Period	$500.74	$431.90	$415.81	$343.49	$299.63
Total Return	18.07%	6.03%	23.53%	17.19%	-4.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$224	$208	$278	$179	$168
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.08%	0.08%[2]	0.08%
Ratio of Net Investment Income to Average Net Assets	1.79%	1.97%	2.13%	2.08%	2.12%
Portfolio Turnover Rate[3]	25%	32%	30%	27%	16%

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
13

S&P 500 Value Index Fund
Notes to Financial Statements
Vanguard S&P 500 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays or receives a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximately equal to the notional amount of the swap in high-quality temporary cash investments, as well as holds cash and other short-term receivables.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
14

S&P 500 Value Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the tax year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
From time to time, Vanguard and/or a fund's board of trustees may adjust a fund's fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the fund and its shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). The fund is not obligated to repay these amounts, and Vanguard is not obligated to continue or otherwise repeat these voluntary expense adjustments. Expense adjustments are generally calculated at, and returned to, each share class, as applicable.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2026, the fund had contributed to Vanguard capital in the amount of $147,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
15

S&P 500 Value Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,986,307	—	—	6,986,307
Rights	—	—	—	—
Temporary Cash Investments	5,580	—	—	5,580
Total	6,991,887	—	—	6,991,887

Derivative Financial Instruments
Assets
Futures Contracts[1]	1	—	—	1
Swap Contracts	—	20	—	20
Total	1	20	—	21
Liabilities
Swap Contracts	—	(884)	—	(884)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	494,338
Total Distributable Earnings (Loss)	(494,338)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	18,197
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	1,277,907
Capital Loss Carryforwards	(564,203)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	731,901
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	112,340	113,502
Long-Term Capital Gains	—	—
Total	112,340	113,502

*	Includes short-term capital gains, if any.
16

S&P 500 Value Index Fund
As of August 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,713,980
Gross Unrealized Appreciation	1,536,113
Gross Unrealized Depreciation	(258,206)
Net Unrealized Appreciation (Depreciation)	1,277,907
F. During the year ended August 31, 2026, the fund purchased $1,574,438,000 of investment securities and sold $1,562,883,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,831,187,000 and $1,646,473,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2026, such purchases were $1,096,710,000 and sales were $527,319,000, resulting in net realized loss of $6,988,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G. Capital share transactions for each class of shares were:
	Year Ended August 31,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,843,971	8,960	1,566,929	8,480
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,632,440)	(7,920)	(1,348,754)	(7,240)
Net Increase (Decrease)—ETF Shares	211,531	1,040	218,175	1,240
Institutional Shares
Issued	102,728	231	68,843	168
Issued in Lieu of Cash Distributions	3,229	7	5,247	13
Redeemed	(121,088)	(272)	(145,484)	(369)
Net Increase (Decrease)—Institutional Shares	(15,131)	(34)	(71,394)	(188)
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
17

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Admiral Funds and Shareholders of Vanguard S&P 500 Value Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard S&P 500 Value Index Fund (one of the funds constituting Vanguard Admiral Funds, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
18

Tax information (unaudited)
For corporate shareholders, 93.1%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $107,346,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2025. Shareholders will be notified in January 2027 via IRS Form 1099 of the amounts for use in preparing their 2026 income tax return.
The fund hereby designates for the fiscal year $279,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates $456,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2025. Shareholders will be notified in January 2027 via IRS Form 1099 of the amounts for use in preparing their 2026 income tax return.

Q18400 102026
19

Financial Statements
For the year ended August 31, 2026
Vanguard S&P 500 Growth Index Fund

Contents

S&P 500 Growth Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (14.8%)
	Alphabet Inc. Class A	4,416,869	1,498,864
	Alphabet Inc. Class C	3,561,458	1,194,549
	Meta Platforms Inc. Class A	1,654,426	946,894
*	Netflix Inc.	3,172,233	257,109
*	AppLovin Corp. Class A	202,687	63,251
*	Take-Two Interactive Software Inc.	68,157	14,974
*	Live Nation Entertainment Inc.	63,202	11,369
*	Reddit Inc. Class A	61,005	9,017
*	EchoStar Corp. Class A	102,785	8,885
	TKO Group Holdings Inc. Class A	47,498	8,674
	Fox Corp. Class A	99,903	6,728
	Fox Corp. Class B	68,491	4,125
			4,024,439
Consumer Discretionary (8.4%)
*	Amazon.com Inc.	3,908,568	1,015,329
*	Tesla Inc.	1,314,991	483,851
	Booking Holdings Inc.	583,741	116,217
*	DoorDash Inc. Class A	284,977	66,041
	McDonald's Corp.	235,449	62,050
	TJX Cos. Inc.	458,015	61,333
	Marriott International Inc. Class A	164,847	56,338
*	O'Reilly Automotive Inc.	624,128	55,422
	Hilton Worldwide Holdings Inc.	171,467	54,232
	Royal Caribbean Cruises Ltd.	187,903	50,497
	Expedia Group Inc.	86,350	27,383
*	Airbnb Inc. Class A	148,094	27,134
	Ross Stores Inc.	116,605	26,649
	eBay Inc.	247,748	25,657
*	AutoZone Inc.	8,064	24,121
	Carnival Corp. Ltd.	970,069	23,175
*	Carvana Co.	275,468	20,236
	Tapestry Inc.	152,347	18,798
*	Ulta Beauty Inc.	32,874	17,657
	Yum! Brands Inc.	101,842	15,613
	Ralph Lauren Corp.	29,165	10,117
	Las Vegas Sands Corp.	224,829	9,850
	Wynn Resorts Ltd.	63,248	5,773
*	Norwegian Cruise Line Holdings Ltd.	192,372	3,105
			2,276,578
Consumer Staples (1.1%)
	Philip Morris International Inc.	657,545	123,158
	Coca-Cola Co.	1,225,232	108,642
*	Monster Beverage Corp.	1,075,436	49,384
	Casey's General Stores Inc.	27,850	20,949
			302,133
Financials (9.1%)
*	Berkshire Hathaway Inc. Class B	1,381,178	696,155
	JPMorgan Chase & Co.	1,372,684	488,703
	Visa Inc. Class A	687,698	260,892
	Mastercard Inc. Class A	407,258	240,001
	Goldman Sachs Group Inc.	135,590	139,102
	Morgan Stanley	550,889	117,516
	American Express Co.	272,571	89,995
*	Robinhood Markets Inc. Class A	595,988	62,466
	Progressive Corp.	246,442	53,744
	Bank of New York Mellon Corp.	325,670	52,524
	S&P Global Inc.	100,423	43,768
	CME Group Inc.	152,821	43,630
1

S&P 500 Growth Index Fund
		Shares	Market Value• ($000)
	Interactive Brokers Group Inc. Class A	335,935	32,683
	KKR & Co. Inc.	281,488	30,885
	Moody's Corp.	54,404	27,454
	Apollo Global Management Inc.	184,347	25,178
	MSCI Inc.	28,571	16,304
	Cboe Global Markets Inc.	40,218	12,073
	Cincinnati Financial Corp.	68,833	11,695
	W R Berkley Corp.	126,405	8,540
			2,453,308
Health Care (6.2%)
	Eli Lilly & Co.	595,948	689,351
	Johnson & Johnson	1,069,959	284,449
	AbbVie Inc.	612,278	157,000
	Amgen Inc.	276,471	118,849
*	Intuitive Surgical Inc.	266,815	100,552
	Gilead Sciences Inc.	505,063	73,911
	HCA Healthcare Inc.	116,927	48,460
*	Boston Scientific Corp.	749,611	36,206
	Stryker Corp.	109,214	35,363
*	IDEXX Laboratories Inc.	59,391	33,062
*	Veeva Systems Inc. Class A	70,174	20,048
*	Edwards Lifesciences Corp.	199,790	18,131
*	Incyte Corp.	126,293	15,562
	ResMed Inc.	60,191	14,452
*	Dexcom Inc.	148,085	13,485
*	Mettler-Toledo International Inc.	7,187	10,099
	STERIS plc	36,948	8,596
*	Insulet Corp.	52,239	7,766
			1,685,342
Industrials (6.0%)
	Caterpillar Inc.	347,037	276,752
	RTX Corp.	1,014,665	210,776
	GE Vernova Inc.	202,451	181,908
	GE Aerospace	408,766	137,227
*	Uber Technologies Inc.	1,533,449	116,005
	Vertiv Holdings Co. Class A	289,390	74,871
	Howmet Aerospace Inc.	301,460	73,843
	Quanta Services Inc.	113,052	68,633
*	Boeing Co.	261,219	54,276
	Parker-Hannifin Corp.	53,152	52,059
	TransDigm Group Inc.	42,147	49,385
	Johnson Controls International plc	303,169	41,910
	Comfort Systems USA Inc.	26,460	40,897
	Cummins Inc.	69,617	39,292
	Trane Technologies plc	88,179	39,187
	General Dynamics Corp.	101,250	37,599
	United Rentals Inc.	26,444	27,449
	EMCOR Group Inc.	33,528	24,628
*	Axon Enterprise Inc.	40,094	22,716
	Rockwell Automation Inc.	46,178	19,599
	Ferguson Enterprises Inc.	64,305	14,437
	Verisk Analytics Inc.	52,352	10,145
	Rollins Inc.	220,433	7,951
	Allegion plc	35,119	5,452
			1,626,997
Information Technology (53.0%)
	NVIDIA Corp.	18,247,080	4,028,590
	Microsoft Corp.	5,596,363	2,838,979
	Apple Inc.	5,532,523	1,752,980
	Broadcom Inc.	3,566,958	1,320,987
	Micron Technology Inc.	849,592	814,529
*	Advanced Micro Devices Inc.	1,228,444	578,253
*	Palantir Technologies Inc. Class A	1,729,811	322,402
	Lam Research Corp.	942,169	284,055
	Applied Materials Inc.	597,893	274,068
*	Crowdstrike Holdings Inc. Class A	767,058	177,190
*	Sandisk Corp.	111,574	174,803
	Cisco Systems Inc.	1,577,252	174,271
2

S&P 500 Growth Index Fund
		Shares	Market Value• ($000)
	KLA Corp.	984,074	172,656
*	Arista Networks Inc.	777,959	152,239
	Amphenol Corp. Class A	926,836	146,950
*	Palo Alto Networks Inc.	342,128	130,737
	Oracle Corp.	664,728	99,124
	Seagate Technology Holdings plc	108,110	89,556
	International Business Machines Corp.	368,156	86,101
*	ServiceNow Inc.	473,741	70,109
	Marvell Technology Inc.	310,043	65,624
	Corning Inc.	407,102	60,548
*	Datadog Inc. Class A	249,193	59,069
*	Lumentum Holdings Inc.	58,609	53,613
*	Fortinet Inc.	295,460	50,503
	Monolithic Power Systems Inc.	37,033	46,949
*	Cadence Design Systems Inc.	130,836	44,325
	Intuit Inc.	116,773	41,957
*	Coherent Corp.	147,339	40,935
*	Ciena Corp.	106,498	40,767
	TE Connectivity plc	151,889	31,175
*	Flex Ltd.	276,492	30,207
	Teradyne Inc.	68,483	23,957
*	Autodesk Inc.	92,324	23,869
	VeriSign Inc.	61,736	17,797
*	First Solar Inc.	80,979	16,350
	Jabil Inc.	48,470	14,796
*	Workday Inc. Class A	67,604	13,348
*	Fair Isaac Corp.	8,569	9,831
			14,374,199
Materials (0.4%)
	Newmont Corp.	804,306	101,391
Real Estate (0.6%)
	Welltower Inc.	531,806	125,634
	Simon Property Group Inc.	100,237	21,282
	Ventas Inc.	190,619	17,379
			164,295
Utilities (0.3%)
	Constellation Energy Corp.	161,257	44,308
	Vistra Corp.	238,603	32,777
	NRG Energy Inc.	117,723	12,964
			90,049
Total Common Stocks (Cost $16,646,837)			27,098,731
Rights (0.0%)
*,1	ABIOMED Inc. CVR (Cost $—)	56	—
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2]	Vanguard Market Liquidity Fund, 3.731% (Cost $24,073)	240,755	24,073
Total Investments (100.0%) (Cost $16,670,910)			27,122,804
Other Assets and Liabilities—Net (0.0%)			13,458
Net Assets (100%)			27,136,262

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

CVR—Contingent Value Rights.
3

S&P 500 Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	September 2026	30	17,708	(184)
E-mini S&P 500 Index	September 2026	27	10,393	100
				(84)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Goldman Sachs Group Inc.	10/5/2026	CITNA	2,054	(4.380)	46	—
Goldman Sachs Group Inc.	8/31/2027	BANA	7,250	(4.444)	—	(230)
					46	(230)

1Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
4

S&P 500 Growth Index Fund
Statement of Assets and Liabilities
As of August 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $16,646,837)	27,098,731
Affiliated Issuers (Cost $24,073)	24,073
Total Investments in Securities	27,122,804
Investment in Vanguard	560
Cash Collateral Pledged—Futures Contracts	1,910
Receivables for Accrued Income	12,114
Receivables for Capital Shares Issued	71
Unrealized Appreciation—Over-the-Counter Swap Contracts	46
Total Assets	27,137,505
Liabilities
Payables for Investment Securities Purchased	155
Payables for Capital Shares Redeemed	9
Payables to Vanguard	831
Variation Margin Payable—Futures Contracts	18
Unrealized Depreciation—Over-the-Counter Swap Contracts	230
Total Liabilities	1,243
Net Assets	27,136,262
At August 31, 2026, net assets consisted of:

Paid-in Capital	17,957,860
Total Distributable Earnings (Loss)	9,178,402
Net Assets	27,136,262

ETF Shares—Net Assets[1]
Applicable to 322,475,829 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	27,066,129
Net Asset Value Per Share—ETF Shares	$83.93

Institutional Shares—Net Assets
Applicable to 61,219 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	70,133
Net Asset Value Per Share—Institutional Shares	$1,145.61

1	Shares outstanding and Net Asset Value Per Share adjusted to reflect a 6-for-1 share split. See Notes to Financial Statements for further details.
See accompanying Notes, which are an integral part of the Financial Statements.
5

S&P 500 Growth Index Fund
Statement of Operations

Year Ended August 31, 2026
($000)
Investment Income
Income
Dividends[1]	131,847
Interest[2]	1,161
Securities Lending—Net	2
Total Income	133,010
Expenses
The Vanguard Group—Note C
Investment Advisory Services	242
Management and Administrative—ETF Shares[3]	14,347
Management and Administrative—Institutional Shares[3]	22
Marketing and Distribution—ETF Shares	939
Marketing and Distribution—Institutional Shares	2
Custodian Fees	—
Auditing Fees	37
Accounting Fees[3]	61
Shareholders’ Reports—ETF Shares[3]	467
Shareholders’ Reports—Institutional Shares[3]	—
Trustees’ Fees and Expenses	13
Other Expenses	61
Total Expenses	16,191
Net Investment Income	116,819
Realized Net Gain (Loss)
Investment Securities Sold[2,4]	513,595
Futures Contracts	3,751
Swap Contracts	1,738
Realized Net Gain (Loss)	519,084
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	4,013,513
Futures Contracts	(72)
Swap Contracts	(184)
Change in Unrealized Appreciation (Depreciation)	4,013,257
Net Increase (Decrease) in Net Assets Resulting from Operations	4,649,160

1	Dividends are net of foreign withholding taxes of $77.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,103, less than $1, and ($1), respectively. Purchases and sales are for temporary cash investment purposes.

3	Certain amounts previously included in Management and Administrative and Shareholders' Reports expenses are now presented as Accounting Fees.
4	Includes $601,926 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
6

S&P 500 Growth Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	116,819	91,654
Realized Net Gain (Loss)	519,084	1,547,465
Change in Unrealized Appreciation (Depreciation)	4,013,257	1,781,358
Net Increase (Decrease) in Net Assets Resulting from Operations	4,649,160	3,420,477
Distributions
ETF Shares	(112,376)	(86,932)
Institutional Shares	(240)	(58)
Total Distributions	(112,616)	(86,990)
Capital Share Transactions
ETF Shares	3,186,980	3,478,879
Institutional Shares	30,816	18,070
Net Increase (Decrease) from Capital Share Transactions	3,217,796	3,496,949
Total Increase (Decrease)	7,754,340	6,830,436
Net Assets
Beginning of Period	19,381,922	12,551,486
End of Period	27,136,262	19,381,922
See accompanying Notes, which are an integral part of the Financial Statements.
7

S&P 500 Growth Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period[1]	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$69.02	$56.06	$43.37	$38.71	$47.26
Investment Operations
Net Investment Income[2]	.384	.360	.361	.446	.321
Net Realized and Unrealized Gain (Loss) on Investments	14.900	12.949	12.729	4.626	(8.573)
Total from Investment Operations	15.284	13.309	13.090	5.072	(8.252)
Distributions
Dividends from Net Investment Income	(.374 )	(.349 )	(.400 )	(.412 )	(.298 )
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.374 )	(.349 )	(.400 )	(.412 )	(.298 )
Net Asset Value, End of Period	$83.93	$69.02	$56.06	$43.37	$38.71
Total Return	22.22%	23.84%	30.39%	13.26%	-17.52%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,066	$19,353	$12,542	$8,170	$6,839
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.10%	0.10%[3]	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	0.50%	0.59%	0.74%	1.16%	0.73%
Portfolio Turnover Rate[4]	20%	20%	27%	33%	13%

1	Adjusted to reflect a 6-for-1 share split. See Notes to Financial Statements for further details.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
8

S&P 500 Growth Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$942.09	$765.10	$591.92	$528.34	$644.91
Investment Operations
Net Investment Income[1]	5.380	5.104	5.104	6.185	4.203
Net Realized and Unrealized Gain (Loss) on Investments	203.455	176.798	173.644	63.118	(116.631)
Total from Investment Operations	208.835	181.902	178.748	69.303	(112.428)
Distributions
Dividends from Net Investment Income	(5.315)	(4.912)	(5.568)	(5.723)	(4.142)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.315)	(4.912)	(5.568)	(5.723)	(4.142)
Net Asset Value, End of Period	$1,145.61	$942.09	$765.10	$591.92	$528.34
Total Return	22.25%	23.86%	30.41%	13.29%	-17.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$70	$29	$9	$7	$6
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.08%	0.08%[2]	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	0.51%	0.61%	0.77%	1.18%	0.68%
Portfolio Turnover Rate[3]	20%	20%	27%	33%	13%

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
9

S&P 500 Growth Index Fund
Notes to Financial Statements
Vanguard S&P 500 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. In February 2026, the board of trustees approved a 6-for-1 share split of the fund’s ETF share class, which occurred after the close of trading on April 20, 2026. Each ETF shareholder who owns shares as of the close of trading on that date received five additional shares for every share held. Effective April 21, 2026, the ETF shares began trading at the new split-adjusted price. The share split had no effect on fund net assets, but decreased the net asset value per share. Additionally, the share split had no effect on total return.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays or receives a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximately equal to the notional amount of the swap in high-quality temporary cash investments, as well as holds cash and other short-term receivables.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
10

S&P 500 Growth Index Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the tax year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
From time to time, Vanguard and/or a fund's board of trustees may adjust a fund's fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the fund and its shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). The fund is not obligated to repay these amounts, and Vanguard is not obligated to continue or otherwise repeat these voluntary expense adjustments. Expense adjustments are generally calculated at, and returned to, each share class, as applicable.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2026, the fund had contributed to Vanguard capital in the amount of $560,000, representing less than 0.01% of the fund’s net assets and 0.22% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
11

S&P 500 Growth Index Fund
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	27,098,731	—	—	27,098,731
Rights	—	—	—	—
Temporary Cash Investments	24,073	—	—	24,073
Total	27,122,804	—	—	27,122,804

Derivative Financial Instruments
Assets
Futures Contracts[1]	100	—	—	100
Swap Contracts	—	46	—	46
Total	100	46	—	146
Liabilities
Futures Contracts[1]	(184)	—	—	(184)
Swap Contracts	—	(230)	—	(230)
Total	(184)	(230)	—	(414)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	603,459
Total Distributable Earnings (Loss)	(603,459)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	21,382
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	10,450,368
Capital Loss Carryforwards	(1,293,348)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	9,178,402
12

S&P 500 Growth Index Fund
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	112,616	86,990
Long-Term Capital Gains	—	—
Total	112,616	86,990

*	Includes short-term capital gains, if any.
As of August 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,672,436
Gross Unrealized Appreciation	10,667,946
Gross Unrealized Depreciation	(217,578)
Net Unrealized Appreciation (Depreciation)	10,450,368
F. During the year ended August 31, 2026, the fund purchased $4,563,584,000 of investment securities and sold $4,536,472,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $4,661,098,000 and $1,470,818,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2026, such purchases were $680,672,000 and sales were $1,215,870,000, resulting in net realized gain of $37,490,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G. Capital share transactions for each class of shares were:
	Year Ended August 31,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares[1]
Issued	4,672,768	61,980	6,532,704	106,560
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,485,788)	(19,890)	(3,053,825)	(49,920)
Net Increase (Decrease)—ETF Shares	3,186,980	42,090	3,478,879	56,640
Institutional Shares
Issued	39,715	39	18,647	20
Issued in Lieu of Cash Distributions	108	—	58	—
Redeemed	(9,007)	(9)	(635)	(1)
Net Increase (Decrease)—Institutional Shares	30,816	30	18,070	19

1	Shares adjusted to reflect a 6-for-1 share split.
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s
13

S&P 500 Growth Index Fund
daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
14

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Admiral Funds and Shareholders of Vanguard S&P 500 Growth Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard S&P 500 Growth Index Fund (one of the funds constituting Vanguard Admiral Funds, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
15

Tax information (unaudited)
For corporate shareholders, 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $100,587,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2025. Shareholders will be notified in January 2027 via IRS Form 1099 of the amounts for use in preparing their 2026 income tax return.
The fund hereby designates for the fiscal year $572,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.

Q18410 102026
16

Financial Statements
For the year ended August 31, 2026
Vanguard S&P Mid-Cap 400 Index Fund

Contents

S&P Mid-Cap 400 Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (1.6%)
*	Roku Inc.	216,046	33,904
	New York Times Co. Class A	265,260	17,844
*	Pinterest Inc. Class A	793,205	17,221
	Sirius XM Holdings Inc.	310,334	8,742
	Nexstar Media Group Inc. Class A	47,254	8,606
	Warner Music Group Corp. Class A	240,380	6,781
			93,098
Consumer Discretionary (9.9%)
*	Burlington Stores Inc.	103,456	26,874
	Somnigroup International Inc.	379,000	24,540
	Aramark	432,972	24,381
*	Five Below Inc.	91,050	22,475
*	SharkNinja Inc.	116,508	22,427
	Toll Brothers Inc.	155,891	22,363
	BorgWarner Inc.	337,734	21,669
	Texas Roadhouse Inc. Class A	108,232	21,170
	Service Corp. International	227,168	18,546
	Dick's Sporting Goods Inc.	108,443	14,651
	Murphy USA Inc.	27,666	14,259
	Lithia Motors Inc. Class A	37,565	13,798
	Autoliv Inc.	113,470	13,754
*	GameStop Corp. Class A	678,967	12,479
	Hyatt Hotels Corp. Class A	67,516	11,273
*	Cava Group Inc.	164,772	10,834
	H&R Block Inc.	208,701	10,779
*	Abercrombie & Fitch Co. Class A	73,672	10,541
	Lear Corp.	82,486	10,310
*	Dutch Bros Inc. Class A	210,039	10,262
*	Crocs Inc.	81,897	9,859
*	Duolingo Inc. Class A	66,251	9,829
	Macy's Inc.	434,595	9,544
	Churchill Downs Inc.	109,028	9,538
*	Chewy Inc. Class A	395,415	9,411
	Wyndham Hotels & Resorts Inc.	123,397	9,089
*	Floor & Decor Holdings Inc. Class A	178,090	8,953
*	AutoNation Inc.	41,310	8,314
	Gap Inc.	366,685	8,181
	Brunswick Corp.	106,990	8,121
	Vail Resorts Inc.	58,705	8,037
	Gentex Corp.	350,564	7,842
*	Ollie's Bargain Outlet Holdings Inc.	99,892	7,534
	VF Corp.	540,795	7,268
*	Mattel Inc.	478,155	7,148
	Travel + Leisure Co.	102,725	7,063
	Boyd Gaming Corp.	90,511	7,023
*	Valvoline Inc.	209,966	6,732
*	Planet Fitness Inc. Class A	130,131	6,715
	Thor Industries Inc.	86,623	6,583
	Penske Automotive Group Inc.	30,362	6,576
*	Grand Canyon Education Inc.	43,145	6,391
	Bath & Body Works Inc.	331,288	6,377
	Graham Holdings Co. Class B	5,517	6,228
	Polaris Inc.	88,889	5,737
	PVH Corp.	75,784	5,620
	KB Home	103,423	5,512
*	YETI Holdings Inc.	124,590	5,114
	Wingstop Inc.	44,756	4,900
	Harley-Davidson Inc.	172,905	4,772
	Visteon Corp.	43,876	4,467
1

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	Whirlpool Corp.	106,992	4,370
*	Hilton Grand Vacations Inc.	99,144	4,205
*	RH	25,453	3,796
	Choice Hotels International Inc.	33,545	3,467
*	Capri Holdings Ltd.	196,694	2,606
	Columbia Sportswear Co.	39,665	2,277
			582,584
Consumer Staples (3.3%)
*	US Foods Holding Corp.	362,590	38,014
*	Performance Food Group Co.	258,643	25,650
*	BJ's Wholesale Club Holdings Inc.	210,204	19,055
	Coca-Cola Consolidated Inc.	93,043	18,196
*	Darling Ingredients Inc.	261,627	17,338
*	Maplebear Inc.	271,117	13,697
*	Sprouts Farmers Market Inc.	154,966	12,713
	Ingredion Inc.	103,916	10,751
*	elf Beauty Inc.	97,249	10,605
*	Celsius Holdings Inc.	260,986	8,208
	Albertsons Cos. Inc. Class A	585,749	7,234
*	Post Holdings Inc.	65,631	5,471
	Marzetti Co.	33,528	3,777
*	Pilgrim's Pride Corp.	70,711	2,219
*	Boston Beer Co. Inc. Class A	12,323	2,191
			195,119
Energy (5.2%)
	TechnipFMC plc	656,557	51,310
	Permian Resources Corp. Class A	1,296,169	30,188
	Ovintiv Inc.	453,512	29,773
	HF Sinclair Corp.	252,318	25,638
	DT Midstream Inc.	167,993	22,010
*	Antero Resources Corp.	484,613	18,648
	Range Resources Corp.	387,833	16,025
	Viper Energy Inc. Class A	319,644	14,317
	Chord Energy Corp.	92,722	13,640
	NOV Inc.	591,064	12,584
	Antero Midstream Corp.	547,141	12,267
	Weatherford International plc	119,772	11,710
	Matador Resources Co.	192,372	11,160
	PBF Energy Inc. Class A	138,287	10,094
*	Valaris Ltd.	106,037	9,158
*	CNX Resources Corp.	232,945	8,475
	Murphy Oil Corp.	221,697	8,074
			305,071
Financials (15.0%)
	East West Bancorp Inc.	225,579	28,617
	Annaly Capital Management Inc.	1,206,663	27,657
	Reinsurance Group of America Inc.	107,887	26,544
*	Toast Inc. Class A	773,280	26,361
	Pinnacle Financial Partners Inc.	247,666	24,759
	Equitable Holdings Inc.	463,613	23,241
	RenaissanceRe Holdings Ltd.	70,203	23,001
	Unum Group	242,055	22,564
	Carlyle Group Inc.	426,798	20,653
	Stifel Financial Corp.	252,584	20,404
	Ally Financial Inc.	459,207	19,383
	Fidelity National Financial Inc.	416,574	19,350
	First Horizon Corp.	781,488	19,006
	Evercore Inc. Class A	63,694	18,244
	SouthState Bank Corp.	160,748	16,861
	SEI Investments Co.	150,590	16,712
	Wintrust Financial Corp.	111,013	16,692
	UMB Financial Corp.	117,555	16,649
	Cullen/Frost Bankers Inc.	103,385	16,632
	American Financial Group Inc.	113,543	16,186
	Zions Bancorp NA	242,353	16,162
	Affiliated Managers Group Inc.	43,479	16,009
	Old Republic International Corp.	368,872	15,393
	Voya Financial Inc.	149,247	15,122
2

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	Primerica Inc.	51,329	14,765
	Old National Bancorp	565,950	14,477
	Jefferies Financial Group Inc.	269,185	14,170
	Columbia Banking System Inc.	477,023	14,139
	Prosperity Bancshares Inc.	194,120	13,891
	FirstCash Holdings Inc.	63,511	13,621
	Kinsale Capital Group Inc.	36,069	13,486
	Western Alliance Bancorp	168,713	13,182
	Hanover Insurance Group Inc.	57,674	13,041
	Corebridge Financial Inc.	398,718	12,974
	Commerce Bancshares Inc.	223,398	12,892
	First American Financial Corp.	167,743	12,400
	Houlihan Lokey Inc. Class A	89,321	11,906
*	WEX Inc.	57,093	10,881
	Valley National Bancorp	785,173	10,710
	FNB Corp.	586,115	10,685
	MGIC Investment Corp.	348,268	10,674
	United Bankshares Inc.	226,163	10,659
	Essent Group Ltd.	151,755	10,253
	Hancock Whitney Corp.	133,622	9,953
	Glacier Bancorp Inc.	212,286	9,831
	RLI Corp.	151,365	9,607
	Home BancShares Inc.	308,383	9,085
	Starwood Property Trust Inc.	573,797	9,009
	Selective Insurance Group Inc.	98,597	9,001
	CNO Financial Group Inc.	153,614	8,416
	Bank OZK	168,886	8,289
	Associated Banc-Corp	268,908	8,231
	SLM Corp.	310,440	8,062
	Morningstar Inc.	36,321	7,952
	Ryan Specialty Holdings Inc. Class A	187,572	7,912
	Federated Hermes Inc. Class B	119,248	7,590
	Hamilton Lane Inc. Class A	67,216	7,314
	First Financial Bankshares Inc.	214,551	7,129
	Texas Capital Bancshares Inc.	71,894	6,987
	Flagstar Bank NA	493,984	6,575
	International Bancshares Corp.	89,052	6,248
*	Brighthouse Financial Inc.	94,023	4,985
*,1	Shift4 Payments Inc. Class A	96,486	4,079
*	Euronet Worldwide Inc.	58,469	4,064
			881,327
Health Care (10.4%)
*	Illumina Inc.	249,117	53,219
*	Tenet Healthcare Corp.	141,836	37,716
*	United Therapeutics Corp.	69,890	35,670
*	Jazz Pharmaceuticals plc	103,310	25,898
*	Roivant Sciences Ltd.	742,390	25,716
*	Neurocrine Biosciences Inc.	165,570	25,503
*	Exelixis Inc.	413,886	22,615
*	Medpace Holdings Inc.	37,149	22,066
*	Penumbra Inc.	64,761	20,924
*	Halozyme Therapeutics Inc.	195,299	20,797
*	BioMarin Pharmaceutical Inc.	318,258	20,760
*	Elanco Animal Health Inc.	822,385	19,671
	Encompass Health Corp.	163,333	19,634
*	Arrowhead Pharmaceuticals Inc.	231,924	19,108
*	Molina Healthcare Inc.	85,769	17,048
	Ensign Group Inc.	95,399	16,433
*	Avantor Inc.	1,125,050	16,358
*	Cytokinetics Inc.	223,543	15,851
*	Repligen Corp.	87,290	15,798
*	Krystal Biotech Inc.	43,192	15,522
*	BrightSpring Health Services Inc.	260,455	15,211
*	Globus Medical Inc. Class A	186,531	15,178
*	HealthEquity Inc.	139,183	13,437
*	Bio-Rad Laboratories Inc. Class A	29,655	11,450
	Chemed Corp.	21,838	11,328
*	Lantheus Holdings Inc.	107,258	10,829
	Bruker Corp.	182,976	10,614
3

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
*	Hims & Hers Health Inc.	348,701	10,315
*	Sotera Health Co.	436,605	8,252
*	Haemonetics Corp.	76,501	7,885
*	Envista Holdings Corp.	267,703	7,266
*	LivaNova plc	90,432	7,217
*	Option Care Health Inc.	258,383	6,059
*	Doximity Inc. Class A	219,990	5,876
	DENTSPLY SIRONA Inc.	330,842	3,696
			610,920
Industrials (23.8%)
*	ATI Inc.	224,717	45,887
	nVent Electric plc	266,302	40,145
	Carpenter Technology Corp.	81,817	38,979
*	XPO Inc.	193,332	37,504
	Curtiss-Wright Corp.	60,835	35,438
	Woodward Inc.	98,118	33,342
	ITT Inc.	147,212	29,485
	WESCO International Inc.	80,200	27,300
	RB Global Inc.	306,768	25,946
*	Clean Harbors Inc.	81,795	25,786
*	RBC Bearings Inc.	51,946	25,675
	Lincoln Electric Holdings Inc.	90,216	25,371
*	API Group Corp.	634,840	24,917
*	MasTec Inc.	101,459	24,328
*	Sterling Infrastructure Inc.	50,528	23,752
	Carlisle Cos. Inc.	66,477	23,040
	BWX Technologies Inc.	150,877	22,977
	Mueller Industries Inc.	364,134	22,726
*	CACI International Inc. Class A	36,375	22,662
	Graco Inc.	273,289	21,161
	TransUnion	247,492	21,015
*	Nextpower Inc. Class A	244,488	20,055
	Applied Industrial Technologies Inc.	60,849	19,714
	Knight-Swift Transportation Holdings Inc. Class A	267,560	18,331
	Owens Corning	132,603	18,319
	Watsco Inc.	57,630	17,855
	Moog Inc. Class A	46,824	17,395
	Regal Rexnord Corp.	109,617	17,369
	Donaldson Co. Inc.	190,686	17,331
	Allison Transmission Holdings Inc.	136,550	17,166
	CNH Industrial NV	1,449,418	17,147
	Flowserve Corp.	210,424	16,642
	Crane Co.	80,812	16,572
	Watts Water Technologies Inc. Class A	45,239	16,546
	Acuity Inc.	49,587	16,452
*	SPX Technologies Inc.	82,428	16,218
	Advanced Drainage Systems Inc.	117,961	16,011
	Oshkosh Corp.	102,652	15,820
*	Kratos Defense & Security Solutions Inc.	308,722	15,739
	Toro Co.	159,573	15,608
*	Saia Inc.	43,909	15,593
	Ryder System Inc.	63,709	15,574
	Tetra Tech Inc.	427,192	15,439
	Booz Allen Hamilton Holding Corp.	198,683	15,030
	Valmont Industries Inc.	31,963	15,012
*	American Airlines Group Inc.	1,088,755	14,622
*	Dycom Industries Inc.	49,413	14,390
	AECOM	211,555	14,265
*	Core & Main Inc. Class A	309,674	13,304
*	Fluor Corp.	230,158	12,546
	Timken Co.	104,085	12,537
*	Kirby Corp.	88,052	12,491
	Simpson Manufacturing Co. Inc.	67,693	12,361
	Terex Corp.	187,943	11,936
	AGCO Corp.	98,949	11,707
	Hexcel Corp.	124,116	11,502
*	Paylocity Holding Corp.	71,412	11,442
	MSA Safety Inc.	59,740	11,158
	EnerSys	60,643	11,150
4

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	GATX Corp.	58,453	10,225
	Landstar System Inc.	55,847	10,088
	Genpact Ltd.	259,538	9,857
	Sensata Technologies Holding plc	239,719	9,836
*	ExlService Holdings Inc.	251,380	9,573
	UL Solutions Inc. Class A	128,052	9,542
	Science Applications International Corp.	70,945	9,097
*	GXO Logistics Inc.	189,346	9,037
	MSC Industrial Direct Co. Inc. Class A	75,381	8,961
*	IES Holdings Inc.	28,882	8,751
	Fortune Brands Innovations Inc.	196,601	8,715
	AAON Inc.	111,894	8,501
*	AeroVironment Inc.	53,032	7,867
	UFP Industries Inc.	92,922	7,854
	KBR Inc.	208,736	7,828
*	Trex Co. Inc.	170,924	7,791
*	StandardAero Inc.	311,838	7,637
*	Middleby Corp.	68,524	7,595
*	Alaska Air Group Inc.	183,449	7,582
	Brink's Co.	67,776	7,383
	Louisiana-Pacific Corp.	104,631	7,377
*	FTI Consulting Inc.	48,656	7,326
*	Vicor Corp.	38,441	7,215
	Esab Corp.	94,315	7,109
	Exponent Inc.	79,792	5,666
	Maximus Inc.	86,766	5,012
*	Parsons Corp.	88,253	4,293
*	Avis Budget Group Inc.	27,981	4,127
			1,397,630
Information Technology (14.6%)
*	Twilio Inc. Class A	249,917	58,888
*	Everpure Inc. Class A	519,580	48,295
*	Okta Inc.	276,080	47,773
	Entegris Inc.	251,104	33,972
	TD SYNNEX Corp.	123,102	31,126
*	Nutanix Inc. Class A	436,817	29,952
*	Guidewire Software Inc.	139,422	28,547
*	MACOM Technology Solutions Holdings Inc.	108,042	28,505
	MKS Inc.	111,220	28,499
*	Dynatrace Inc.	485,266	26,491
*	Lattice Semiconductor Corp.	225,600	26,021
*	Fabrinet	58,999	24,362
*	Onto Innovation Inc.	81,910	21,887
*	Manhattan Associates Inc.	97,369	21,732
*	Docusign Inc.	319,895	21,199
*	SiTime Corp.	36,511	20,644
*	Semtech Corp.	153,329	20,387
*	TTM Technologies Inc.	171,002	20,336
*	Sanmina Corp.	88,248	17,360
	Advanced Energy Industries Inc.	62,618	17,336
*	Arrow Electronics Inc.	84,190	17,211
	Littelfuse Inc.	41,640	17,163
	Cognex Corp.	274,011	16,704
*	Rambus Inc.	178,022	15,433
*	DigitalOcean Holdings Inc.	134,011	14,834
	InterDigital Inc.	42,531	14,249
*	Viavi Solutions Inc.	385,052	13,973
*	UiPath Inc. Class A	703,163	13,128
	Avnet Inc.	134,991	12,090
*	Silicon Laboratories Inc.	54,359	11,907
*	Qualys Inc.	57,952	10,787
*	Commvault Systems Inc.	67,931	9,342
*	Appfolio Inc. Class A	39,566	9,267
*	Cirrus Logic Inc.	83,945	9,193
	Bentley Systems Inc. Class B	245,572	9,025
	Amkor Technology Inc.	187,690	8,878
*	Dropbox Inc. Class A	246,649	8,680
*	Novanta Inc.	58,612	8,570
	Vontier Corp.	231,775	7,465
5

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
*	Allegro MicroSystems Inc.	204,591	7,416
	Belden Inc.	64,148	7,342
*	BILL Holdings Inc.	145,938	7,184
*	Synaptics Inc.	63,574	6,149
	Dolby Laboratories Inc. Class A	99,242	6,109
	Universal Display Corp.	71,502	5,947
	Pegasystems Inc.	148,517	5,467
*	Kyndryl Holdings Inc.	370,688	4,986
	Crane NXT Co.	81,668	3,994
*	IPG Photonics Corp.	42,020	3,197
			859,002
Materials (6.0%)
	Coeur Mining Inc.	1,703,436	35,397
	Royal Gold Inc.	134,146	35,075
	Reliance Inc.	84,047	32,278
	Hecla Mining Co.	1,104,391	21,944
	RPM International Inc.	210,144	21,876
	Alcoa Corp.	434,522	21,704
	Crown Holdings Inc.	181,918	21,173
	Solstice Advanced Materials Inc.	261,381	16,569
	AptarGroup Inc.	105,138	13,838
*	Axalta Coating Systems Ltd.	352,685	12,845
	Commercial Metals Co.	182,515	12,314
*,1	MP Materials Corp.	222,676	12,192
	NewMarket Corp.	12,568	11,282
*	Cleveland-Cliffs Inc.	939,829	10,855
	Eagle Materials Inc.	51,799	10,063
	Sonoco Products Co.	162,765	8,977
	Cabot Corp.	84,953	7,026
	Avient Corp.	150,859	6,647
	Silgan Holdings Inc.	144,274	5,993
*	Knife River Corp.	93,563	5,866
	Ashland Inc.	75,311	5,523
	Graphic Packaging Holding Co.	486,583	5,450
	Scotts Miracle-Gro Co.	73,598	4,401
	Westlake Corp.	54,996	4,129
	Greif Inc. Class A	40,914	3,386
	Olin Corp.	188,036	3,272
			350,075
Real Estate (7.0%)
*	Jones Lang LaSalle Inc.	76,393	27,950
	WP Carey Inc.	366,722	25,656
	Sun Communities Inc.	190,756	23,162
	Omega Healthcare Investors Inc.	490,348	22,419
	Lamar Advertising Co. Class A	143,339	21,359
	Equity LifeStyle Properties Inc.	319,346	20,263
	Gaming & Leisure Properties Inc.	466,361	19,620
	EastGroup Properties Inc.	88,377	17,631
	American Healthcare REIT Inc.	317,315	17,519
	American Homes 4 Rent Class A	521,543	17,367
	CareTrust REIT Inc.	388,865	15,146
	CubeSmart	372,701	14,804
	Brixmor Property Group Inc.	505,215	14,596
	Agree Realty Corp.	197,377	14,261
	NNN REIT Inc.	313,160	14,155
	Rexford Industrial Realty Inc.	368,909	13,664
	First Industrial Realty Trust Inc.	218,208	13,503
	STAG Industrial Inc.	315,056	11,736
	Healthcare Realty Trust Inc. Class A	570,905	10,870
	Vornado Realty Trust	260,227	9,727
	Rayonier Inc.	455,567	9,339
	Kite Realty Group Trust	334,356	8,626
	Sabra Health Care REIT Inc.	415,072	8,463
	Cousins Properties Inc.	270,898	7,853
	EPR Properties	125,944	7,394
	COPT Defense Properties	185,657	6,684
	Kilroy Realty Corp.	175,897	6,385
	Independence Realty Trust Inc.	386,961	6,261
6

S&P Mid-Cap 400 Index Fund
	Shares	Market Value• ($000)
Park Hotels & Resorts Inc.	332,448	5,086
		411,499
Utilities (3.0%)
* Talen Energy Corp.	74,762	22,111
Essential Utilities Inc.	466,875	19,221
OGE Energy Corp.	339,792	15,505
UGI Corp.	353,205	13,581
National Fuel Gas Co.	156,524	13,001
IDACORP Inc.	91,208	12,419
Ormat Technologies Inc.	101,093	10,311
TXNM Energy Inc.	163,976	9,447
Southwest Gas Holdings Inc.	106,055	9,368
Portland General Electric Co.	190,541	9,310
Black Hills Corp.	125,360	8,986
New Jersey Resources Corp.	166,168	8,863
ONE Gas Inc.	103,282	8,187
Spire Inc.	97,264	7,960
Northwestern Energy Group Inc.	101,213	7,000
		175,270
Total Common Stocks (Cost $4,366,642)		5,861,595
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund, 3.731% (Cost $24,350)	243,513	24,349
Total Investments (100.2%) (Cost $4,390,992)		5,885,944
Other Assets and Liabilities—Net (-0.2%)		(13,094)
Net Assets (100%)		5,872,850

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,508.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $16,449 was received for securities on loan.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	September 2026	14	5,274	(43)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
TransUnion	8/31/2027	BANA	5,951	(3.630)	—	(1)

1Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
7

S&P Mid-Cap 400 Index Fund
Statement of Assets and Liabilities
As of August 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,366,642)	5,861,595
Affiliated Issuers (Cost $24,350)	24,349
Total Investments in Securities	5,885,944
Investment in Vanguard	125
Cash	3
Cash Collateral Pledged—Futures Contracts	365
Receivables for Accrued Income	3,244
Receivables for Capital Shares Issued	456
Total Assets	5,890,137
Liabilities
Payables for Investment Securities Purchased	154
Collateral for Securities on Loan	16,449
Payables for Capital Shares Redeemed	509
Payables to Vanguard	148
Variation Margin Payable—Futures Contracts	26
Unrealized Depreciation—Over-the-Counter Swap Contracts	1
Total Liabilities	17,287
Net Assets	5,872,850
1 Includes $15,508 of securities on loan.
At August 31, 2026, net assets consisted of:

Paid-in Capital	5,003,555
Total Distributable Earnings (Loss)	869,295
Net Assets	5,872,850

ETF Shares—Net Assets
Applicable to 30,117,315 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,840,075
Net Asset Value Per Share—ETF Shares	$127.50

Institutional Shares—Net Assets
Applicable to 3,996,243 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,032,775
Net Asset Value Per Share—Institutional Shares	$508.67
See accompanying Notes, which are an integral part of the Financial Statements.
8

S&P Mid-Cap 400 Index Fund
Statement of Operations

Year Ended August 31, 2026
($000)
Investment Income
Income
Dividends[1]	68,645
Interest[2]	344
Securities Lending—Net	144
Total Income	69,133
Expenses
The Vanguard Group—Note C
Investment Advisory Services	49
Management and Administrative—ETF Shares[3]	1,982
Management and Administrative—Institutional Shares[3]	437
Marketing and Distribution—ETF Shares	141
Marketing and Distribution—Institutional Shares	62
Custodian Fees	27
Auditing Fees	34
Accounting Fees[3]	52
Shareholders’ Reports—ETF Shares[3]	62
Shareholders’ Reports—Institutional Shares[3]	7
Trustees’ Fees and Expenses	3
Other Expenses	11
Total Expenses	2,867
Net Investment Income	66,266
Realized Net Gain (Loss)
Investment Securities Sold[2,4]	297,764
Futures Contracts	1,112
Swap Contracts	549
Realized Net Gain (Loss)	299,425
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	448,509
Futures Contracts	(43)
Swap Contracts	(1)
Change in Unrealized Appreciation (Depreciation)	448,465
Net Increase (Decrease) in Net Assets Resulting from Operations	814,156

1	Dividends are net of foreign withholding taxes of $78.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $311, ($1), and ($1), respectively.
Purchases and sales are for temporary cash investment purposes.

3	Certain amounts previously included in Management and Administrative and Shareholders' Reports expenses are now presented as Accounting Fees.
4	Includes $385,349 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
9

S&P Mid-Cap 400 Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	66,266	57,715
Realized Net Gain (Loss)	299,425	125,035
Change in Unrealized Appreciation (Depreciation)	448,465	117,822
Net Increase (Decrease) in Net Assets Resulting from Operations	814,156	300,572
Distributions
ETF Shares	(40,978)	(34,194)
Institutional Shares	(24,494)	(22,537)
Total Distributions	(65,472)	(56,731)
Capital Share Transactions
ETF Shares	541,139	455,229
Institutional Shares	36,907	153,471
Net Increase (Decrease) from Capital Share Transactions	578,046	608,700
Total Increase (Decrease)	1,326,730	852,541
Net Assets
Beginning of Period	4,546,120	3,693,579
End of Period	5,872,850	4,546,120
See accompanying Notes, which are an integral part of the Financial Statements.
10

S&P Mid-Cap 400 Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023[1]	2022[1]
Net Asset Value, Beginning of Period	$110.29	$104.74	$89.50	$82.25	$93.08
Investment Operations
Net Investment Income[2]	1.507	1.470	1.377	1.267	1.247
Net Realized and Unrealized Gain (Loss) on Investments	17.211	5.547	15.159	7.301	(10.928)
Total from Investment Operations	18.718	7.017	16.536	8.568	(9.681)
Distributions
Dividends from Net Investment Income	(1.508)	(1.467)	(1.296)	(1.318)	(1.149)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.508)	(1.467)	(1.296)	(1.318)	(1.149)
Net Asset Value, End of Period	$127.50	$110.29	$104.74	$89.50	$82.25
Total Return	17.11%	6.79%	18.65%	10.60%	-10.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,840	$2,825	$2,214	$1,647	$1,411
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.10%	0.10%[3]	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	1.26%	1.40%	1.45%	1.50%	1.41%
Portfolio Turnover Rate[4]	16%	15%	19%	14%	11%

1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
11

S&P Mid-Cap 400 Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$440.00	$417.85	$357.01	$328.11	$371.30
Investment Operations
Net Investment Income[1]	6.202	6.005	5.573	5.108	5.037
Net Realized and Unrealized Gain (Loss) on Investments	68.662	22.108	60.504	29.113	(43.574)
Total from Investment Operations	74.864	28.113	66.077	34.221	(38.537)
Distributions
Dividends from Net Investment Income	(6.194)	(5.963)	(5.237)	(5.321)	(4.653)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(6.194)	(5.963)	(5.237)	(5.321)	(4.653)
Net Asset Value, End of Period	$508.67	$440.00	$417.85	$357.01	$328.11
Total Return	17.16%	6.82%	18.68%	10.64%	-10.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,033	$1,721	$1,480	$1,491	$1,325
Ratio of Total Expenses to Average Net Assets	0.03%	0.05%	0.08%	0.08%[2]	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	1.31%	1.44%	1.48%	1.51%	1.43%
Portfolio Turnover Rate[3]	16%	15%	19%	14%	11%

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
12

S&P Mid-Cap 400 Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays or receives a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximately equal to the notional amount of the swap in high-quality temporary cash investments, as well as holds cash and other short-term receivables.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
13

S&P Mid-Cap 400 Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the tax year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
From time to time, Vanguard and/or a fund's board of trustees may adjust a fund's fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the fund and its shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). The fund is not obligated to repay these amounts, and Vanguard is not obligated to continue or otherwise repeat these voluntary expense adjustments. Expense adjustments are generally calculated at, and returned to, each share class, as applicable.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2026, the fund had contributed to Vanguard capital in the amount of $125,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
14

S&P Mid-Cap 400 Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,861,595	—	—	5,861,595
Temporary Cash Investments	24,349	—	—	24,349
Total	5,885,944	—	—	5,885,944

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(43)	—	—	(43)
Swap Contracts	—	(1)	—	(1)
Total	(43)	(1)	—	(44)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	385,678
Total Distributable Earnings (Loss)	(385,678)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	9,588
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	1,481,904
Capital Loss Carryforwards	(622,197)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	869,295
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	65,472	56,731
Long-Term Capital Gains	—	—
Total	65,472	56,731

*	Includes short-term capital gains, if any.
15

S&P Mid-Cap 400 Index Fund
As of August 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,404,040
Gross Unrealized Appreciation	1,709,047
Gross Unrealized Depreciation	(227,143)
Net Unrealized Appreciation (Depreciation)	1,481,904
F. During the year ended August 31, 2026, the fund purchased $958,781,000 of investment securities and sold $848,619,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,016,667,000 and $548,808,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2026, such purchases were $83,575,000 and sales were $133,614,000, resulting in net realized loss of $61,667,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G. Capital share transactions for each class of shares were:
	Year Ended August 31,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,096,992	9,260	881,718	8,600
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(555,853)	(4,760)	(426,489)	(4,120)
Net Increase (Decrease)—ETF Shares	541,139	4,500	455,229	4,480
Institutional Shares
Issued	331,255	703	361,397	864
Issued in Lieu of Cash Distributions	20,096	43	18,924	45
Redeemed	(314,444)	(661)	(226,850)	(539)
Net Increase (Decrease)—Institutional Shares	36,907	85	153,471	370
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
16

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Admiral Funds and Shareholders of Vanguard S&P Mid-Cap 400 Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard S&P Mid-Cap 400 Index Fund (one of the funds constituting Vanguard Admiral Funds, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
17

Tax information (unaudited)
For corporate shareholders, 77.1%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $49,606,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2025. Shareholders will be notified in January 2027 via IRS Form 1099 of the amounts for use in preparing their 2026 income tax return.
The fund hereby designates for the fiscal year $161,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates $13,235,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2025. Shareholders will be notified in January 2027 via IRS Form 1099 of the amounts for use in preparing their 2026 income tax return.

Q18420 102026
18

Financial Statements
For the year ended August 31, 2026
Vanguard S&P Mid-Cap 400 Value Index Fund

Contents

S&P Mid-Cap 400 Value Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (0.7%)
	Sirius XM Holdings Inc.	163,094	4,594
*	Pinterest Inc. Class A	133,378	2,896
	Nexstar Media Group Inc. Class A	11,176	2,036
	Warner Music Group Corp. Class A	59,463	1,677
			11,203
Consumer Discretionary (12.2%)
	Aramark	227,501	12,811
*	SharkNinja Inc.	61,220	11,784
	Toll Brothers Inc.	81,937	11,754
	BorgWarner Inc.	177,460	11,386
	Murphy USA Inc.	14,542	7,495
	Lithia Motors Inc. Class A	19,731	7,248
*	GameStop Corp. Class A	356,891	6,560
*	Burlington Stores Inc.	21,199	5,507
	Lear Corp.	43,342	5,417
	Macy's Inc.	228,183	5,011
*	Floor & Decor Holdings Inc. Class A	93,521	4,701
	Dick's Sporting Goods Inc.	34,198	4,620
	Service Corp. International	56,103	4,580
*	AutoNation Inc.	21,712	4,369
	Gap Inc.	192,812	4,302
	Brunswick Corp.	56,213	4,266
	VF Corp.	284,351	3,822
	Thor Industries Inc.	45,505	3,458
	Penske Automotive Group Inc.	15,927	3,450
	Bath & Body Works Inc.	174,234	3,354
*	Cava Group Inc.	50,237	3,303
*	Abercrombie & Fitch Co. Class A	22,839	3,268
	Polaris Inc.	46,756	3,018
*	Crocs Inc.	24,935	3,002
	PVH Corp.	39,864	2,956
	KB Home	54,201	2,889
	Autoliv Inc.	22,642	2,744
	H&R Block Inc.	52,645	2,719
	Harley-Davidson Inc.	91,074	2,514
	Gentex Corp.	110,546	2,473
*	Dutch Bros Inc. Class A	48,572	2,373
	Visteon Corp.	23,095	2,351
	Whirlpool Corp.	56,083	2,290
*	Mattel Inc.	150,852	2,255
	Wyndham Hotels & Resorts Inc.	30,440	2,242
	Vail Resorts Inc.	15,723	2,153
*	RH	13,408	2,000
	Hyatt Hotels Corp. Class A	11,006	1,838
	Graham Holdings Co. Class B	1,503	1,697
*	Chewy Inc. Class A	68,578	1,632
*	Duolingo Inc. Class A	10,790	1,601
	Columbia Sportswear Co.	20,797	1,194
*	YETI Holdings Inc.	26,874	1,103
	Choice Hotels International Inc.	7,200	744
*	Capri Holdings Ltd.	53,608	710
			180,964
Consumer Staples (5.5%)
*	US Foods Holding Corp.	190,530	19,975
*	Performance Food Group Co.	135,909	13,478
*	BJ's Wholesale Club Holdings Inc.	110,477	10,015
*	Darling Ingredients Inc.	137,501	9,112
*	Maplebear Inc.	142,340	7,191
	Ingredion Inc.	54,558	5,645
1

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
*	Sprouts Farmers Market Inc.	48,818	4,005
	Albertsons Cos. Inc. Class A	308,061	3,804
*	Post Holdings Inc.	34,505	2,876
*	elf Beauty Inc.	16,861	1,839
*	Pilgrim's Pride Corp.	37,051	1,163
*	Boston Beer Co. Inc. Class A	6,470	1,150
	Marzetti Co.	8,777	989
			81,242
Energy (7.5%)
	Permian Resources Corp. Class A	680,940	15,859
	Ovintiv Inc.	238,270	15,643
	HF Sinclair Corp.	132,573	13,471
*	Antero Resources Corp.	254,662	9,799
	Range Resources Corp.	203,857	8,423
	Viper Energy Inc. Class A	168,030	7,526
	Chord Energy Corp.	48,709	7,166
	NOV Inc.	310,504	6,611
	Matador Resources Co.	100,989	5,858
	PBF Energy Inc. Class A	72,672	5,304
*	CNX Resources Corp.	122,404	4,453
	Murphy Oil Corp.	116,582	4,246
	Weatherford International plc	36,454	3,564
	DT Midstream Inc.	24,715	3,238
			111,161
Financials (22.5%)
	Annaly Capital Management Inc.	633,983	14,531
	Reinsurance Group of America Inc.	56,680	13,946
	Pinnacle Financial Partners Inc.	130,125	13,009
	Unum Group	127,176	11,855
	Ally Financial Inc.	241,329	10,186
	Fidelity National Financial Inc.	218,897	10,168
	First Horizon Corp.	410,631	9,987
	SouthState Bank Corp.	84,499	8,863
	Wintrust Financial Corp.	58,356	8,774
	UMB Financial Corp.	61,792	8,752
	Zions Bancorp NA	127,260	8,487
	Voya Financial Inc.	78,442	7,948
	Old National Bancorp	297,512	7,610
	Jefferies Financial Group Inc.	141,497	7,448
	Columbia Banking System Inc.	250,459	7,424
	East West Bancorp Inc.	58,077	7,368
	Prosperity Bancshares Inc.	101,933	7,294
	Western Alliance Bancorp	88,593	6,922
	Corebridge Financial Inc.	209,432	6,815
	Commerce Bancshares Inc.	117,294	6,769
	Carlyle Group Inc.	136,786	6,619
	First American Financial Corp.	88,162	6,517
	Equitable Holdings Inc.	126,652	6,349
	RenaissanceRe Holdings Ltd.	17,705	5,801
	Valley National Bancorp	412,303	5,624
	FNB Corp.	307,974	5,614
	United Bankshares Inc.	118,942	5,606
	Hancock Whitney Corp.	70,218	5,231
	Glacier Bancorp Inc.	111,470	5,162
	American Financial Group Inc.	35,797	5,103
	RLI Corp.	79,544	5,049
	Stifel Financial Corp.	59,725	4,825
	Home BancShares Inc.	162,060	4,774
	Starwood Property Trust Inc.	301,519	4,734
	Selective Insurance Group Inc.	51,800	4,729
	CNO Financial Group Inc.	80,765	4,425
	Cullen/Frost Bankers Inc.	27,164	4,370
	Bank OZK	88,782	4,357
	Associated Banc-Corp	141,340	4,326
	Hanover Insurance Group Inc.	17,253	3,901
	Old Republic International Corp.	93,052	3,883
	Evercore Inc. Class A	12,716	3,642
	SEI Investments Co.	32,423	3,598
	Flagstar Bank NA	259,645	3,456
2

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
	Primerica Inc.	11,331	3,259
	Essent Group Ltd.	46,242	3,124
	Houlihan Lokey Inc. Class A	22,046	2,938
	MGIC Investment Corp.	89,658	2,748
*	Brighthouse Financial Inc.	49,474	2,623
*	WEX Inc.	12,299	2,344
	First Financial Bankshares Inc.	65,427	2,174
	Morningstar Inc.	9,733	2,131
*	Euronet Worldwide Inc.	30,638	2,130
	SLM Corp.	73,427	1,907
	Texas Capital Bancshares Inc.	19,268	1,872
	Hamilton Lane Inc. Class A	16,264	1,770
	International Bancshares Corp.	24,807	1,740
	Ryan Specialty Holdings Inc. Class A	33,515	1,414
*,1	Shift4 Payments Inc. Class A	17,776	752
			334,777
Health Care (4.4%)
*	Illumina Inc.	60,213	12,863
*	Molina Healthcare Inc.	45,074	8,959
*	Avantor Inc.	590,705	8,589
*	Roivant Sciences Ltd.	163,844	5,676
*	BioMarin Pharmaceutical Inc.	71,906	4,690
*	Cytokinetics Inc.	54,034	3,832
*	Envista Holdings Corp.	140,790	3,821
*	Repligen Corp.	20,642	3,736
	Chemed Corp.	5,857	3,038
*	Bio-Rad Laboratories Inc. Class A	7,014	2,708
	Bruker Corp.	45,189	2,621
	DENTSPLY SIRONA Inc.	173,318	1,936
*	Lantheus Holdings Inc.	17,464	1,763
*	Haemonetics Corp.	16,081	1,658
			65,890
Industrials (18.6%)
	WESCO International Inc.	42,139	14,344
	Knight-Swift Transportation Holdings Inc. Class A	140,585	9,631
	Owens Corning	69,672	9,625
	Watsco Inc.	30,285	9,383
	Regal Rexnord Corp.	57,593	9,126
	CNH Industrial NV	761,675	9,011
	Toro Co.	83,863	8,203
*	Saia Inc.	23,075	8,195
	Ryder System Inc.	33,475	8,183
	Booz Allen Hamilton Holding Corp.	104,334	7,893
*	American Airlines Group Inc.	572,217	7,685
	Carlisle Cos. Inc.	19,909	6,900
	TransUnion	80,069	6,799
*	Clean Harbors Inc.	21,059	6,639
	Timken Co.	54,714	6,590
*	Fluor Corp.	120,842	6,587
	Terex Corp.	98,803	6,275
	AGCO Corp.	51,997	6,152
	Graco Inc.	70,361	5,448
	Landstar System Inc.	29,355	5,302
	Sensata Technologies Holding plc	125,824	5,163
	Science Applications International Corp.	37,292	4,782
*	GXO Logistics Inc.	99,537	4,751
	Allison Transmission Holdings Inc.	37,314	4,691
	Applied Industrial Technologies Inc.	14,390	4,662
	Oshkosh Corp.	29,129	4,489
	Crane Co.	20,810	4,267
	Lincoln Electric Holdings Inc.	15,168	4,266
	AECOM	62,271	4,199
	UFP Industries Inc.	48,864	4,130
	KBR Inc.	109,698	4,114
*	Trex Co. Inc.	89,893	4,097
*	Middleby Corp.	35,990	3,989
*	Alaska Air Group Inc.	96,404	3,984
*	Core & Main Inc. Class A	91,154	3,916
	Louisiana-Pacific Corp.	55,007	3,879
3

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
	Advanced Drainage Systems Inc.	27,279	3,703
*	Nextpower Inc. Class A	44,959	3,688
*	Kirby Corp.	24,995	3,546
	Mueller Industries Inc.	53,570	3,343
	Simpson Manufacturing Co. Inc.	18,154	3,315
	Valmont Industries Inc.	6,718	3,155
	Donaldson Co. Inc.	33,065	3,005
	Acuity Inc.	8,339	2,767
	Genpact Ltd.	72,287	2,745
	MSC Industrial Direct Co. Inc. Class A	22,975	2,731
	MSA Safety Inc.	12,558	2,345
*	FTI Consulting Inc.	15,349	2,311
	GATX Corp.	12,901	2,257
	Esab Corp.	27,727	2,090
	Fortune Brands Innovations Inc.	44,379	1,967
*	StandardAero Inc.	62,289	1,525
	Exponent Inc.	20,148	1,431
	Maximus Inc.	20,911	1,208
	Brink's Co.	10,334	1,126
*	Parsons Corp.	15,271	743
*	Avis Budget Group Inc.	4,402	649
			277,000
Information Technology (8.1%)
	TD SYNNEX Corp.	64,683	16,355
	Entegris Inc.	79,163	10,710
*	Arrow Electronics Inc.	44,239	9,044
	Avnet Inc.	70,966	6,356
*	Nutanix Inc. Class A	91,781	6,293
*	Onto Innovation Inc.	22,380	5,980
	Littelfuse Inc.	12,689	5,230
*	Docusign Inc.	68,921	4,567
*	Manhattan Associates Inc.	19,962	4,455
	Cognex Corp.	71,990	4,389
	MKS Inc.	16,948	4,343
*	Lattice Semiconductor Corp.	33,601	3,876
*	Synaptics Inc.	33,430	3,233
*	Semtech Corp.	24,170	3,214
*	Silicon Laboratories Inc.	13,410	2,938
*	Kyndryl Holdings Inc.	195,051	2,623
	Amkor Technology Inc.	51,298	2,426
*	Novanta Inc.	16,331	2,388
	Vontier Corp.	68,219	2,197
	Belden Inc.	18,196	2,083
*	Cirrus Logic Inc.	18,977	2,078
*	BILL Holdings Inc.	39,111	1,925
*	Commvault Systems Inc.	13,918	1,914
	Dolby Laboratories Inc. Class A	28,717	1,768
	Bentley Systems Inc. Class B	47,716	1,754
	Universal Display Corp.	21,065	1,752
*	IPG Photonics Corp.	22,031	1,676
*	UiPath Inc. Class A	88,682	1,656
*	Allegro MicroSystems Inc.	39,739	1,441
	Crane NXT Co.	24,404	1,193
			119,857
Materials (7.6%)
	Reliance Inc.	44,166	16,962
	Alcoa Corp.	228,313	11,404
	Crown Holdings Inc.	95,597	11,127
	AptarGroup Inc.	55,216	7,267
	RPM International Inc.	65,148	6,782
*	Axalta Coating Systems Ltd.	185,164	6,744
	Commercial Metals Co.	95,938	6,473
*	Cleveland-Cliffs Inc.	493,510	5,700
	Sonoco Products Co.	85,540	4,718
	Solstice Advanced Materials Inc.	64,575	4,093
	Cabot Corp.	44,662	3,694
	Avient Corp.	79,345	3,496
	Silgan Holdings Inc.	75,888	3,152
	Ashland Inc.	39,614	2,905
4

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
	Graphic Packaging Holding Co.	255,996	2,867
*,1	MP Materials Corp.	47,993	2,628
	Eagle Materials Inc.	13,324	2,588
	Scotts Miracle-Gro Co.	38,761	2,318
	Westlake Corp.	28,822	2,164
*	Knife River Corp.	29,462	1,847
	Greif Inc. Class A	21,438	1,774
	Olin Corp.	98,544	1,715
			112,418
Real Estate (8.6%)
*	Jones Lang LaSalle Inc.	40,139	14,686
	American Homes 4 Rent Class A	274,058	9,126
	Rexford Industrial Realty Inc.	193,758	7,177
	WP Carey Inc.	90,575	6,337
	Sun Communities Inc.	51,300	6,229
	Healthcare Realty Trust Inc. Class A	299,802	5,708
	Gaming & Leisure Properties Inc.	134,772	5,670
	Omega Healthcare Investors Inc.	118,520	5,419
	Equity LifeStyle Properties Inc.	82,218	5,217
	Vornado Realty Trust	136,702	5,110
	Rayonier Inc.	239,386	4,907
	Kite Realty Group Trust	175,690	4,533
	Lamar Advertising Co. Class A	30,128	4,489
	CubeSmart	107,740	4,279
	NNN REIT Inc.	93,820	4,241
	Brixmor Property Group Inc.	143,354	4,141
	Cousins Properties Inc.	142,356	4,127
	Agree Realty Corp.	57,064	4,123
	American Healthcare REIT Inc.	65,029	3,590
	EastGroup Properties Inc.	17,646	3,520
	Kilroy Realty Corp.	92,556	3,360
	Independence Realty Trust Inc.	203,557	3,294
	Park Hotels & Resorts Inc.	174,216	2,665
	STAG Industrial Inc.	64,516	2,403
	COPT Defense Properties	56,636	2,039
	EPR Properties	31,772	1,865
			128,255
Utilities (4.2%)
	Essential Utilities Inc.	245,395	10,103
	OGE Energy Corp.	178,550	8,147
	UGI Corp.	185,490	7,132
	Southwest Gas Holdings Inc.	55,731	4,923
	Portland General Electric Co.	100,127	4,892
	Black Hills Corp.	65,865	4,721
	New Jersey Resources Corp.	87,317	4,658
	ONE Gas Inc.	54,299	4,304
	IDACORP Inc.	23,010	3,133
	TXNM Energy Inc.	50,859	2,930
	National Fuel Gas Co.	31,243	2,595
	Spire Inc.	29,153	2,386
	Northwestern Energy Group Inc.	29,800	2,061
			61,985
Total Common Stocks (Cost $1,264,104)			1,484,752
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 3.731% (Cost $3,156)	31,563	3,156
Total Investments (100.1%) (Cost $1,267,260)			1,487,908
Other Assets and Liabilities—Net (-0.1%)			(1,055)
Net Assets (100%)			1,486,853

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,047.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,172 was received for securities on loan.

REIT—Real Estate Investment Trust.
5

S&P Mid-Cap 400 Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	September 2026	1	377	(16)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Lattice Semiconductor Corp.	8/31/2027	BANA	1,742	(3.630)	—	(12)

1Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
6

S&P Mid-Cap 400 Value Index Fund
Statement of Assets and Liabilities
As of August 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,264,104)	1,484,752
Affiliated Issuers (Cost $3,156)	3,156
Total Investments in Securities	1,487,908
Investment in Vanguard	32
Cash Collateral Pledged—Futures Contracts	35
Receivables for Accrued Income	1,228
Receivables for Capital Shares Issued	28
Total Assets	1,489,231
Liabilities
Payables for Investment Securities Purchased	40
Collateral for Securities on Loan	2,172
Payables for Capital Shares Redeemed	90
Payables to Vanguard	62
Variation Margin Payable—Futures Contracts	2
Unrealized Depreciation—Over-the-Counter Swap Contracts	12
Total Liabilities	2,378
Net Assets	1,486,853
1 Includes $2,047 of securities on loan.
At August 31, 2026, net assets consisted of:

Paid-in Capital	1,582,602
Total Distributable Earnings (Loss)	(95,749)
Net Assets	1,486,853

ETF Shares—Net Assets
Applicable to 11,805,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,337,259
Net Asset Value Per Share—ETF Shares	$113.28

Institutional Shares—Net Assets
Applicable to 329,033 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	149,594
Net Asset Value Per Share—Institutional Shares	$454.65
See accompanying Notes, which are an integral part of the Financial Statements.
7

S&P Mid-Cap 400 Value Index Fund
Statement of Operations

Year Ended August 31, 2026
($000)
Investment Income
Income
Dividends	26,001
Interest[1]	42
Securities Lending—Net	27
Total Income	26,070
Expenses
The Vanguard Group—Note C
Investment Advisory Services	13
Management and Administrative—ETF Shares[2]	1,022
Management and Administrative—Institutional Shares[2]	21
Marketing and Distribution—ETF Shares	54
Marketing and Distribution—Institutional Shares	4
Custodian Fees	12
Auditing Fees	34
Accounting Fees[2]	50
Shareholders’ Reports—ETF Shares[2]	24
Shareholders’ Reports—Institutional Shares[2]	1
Trustees’ Fees and Expenses	1
Other Expenses	10
Total Expenses	1,246
Net Investment Income	24,824
Realized Net Gain (Loss)
Investment Securities Sold[1,3]	59,726
Futures Contracts	161
Swap Contracts	660
Realized Net Gain (Loss)	60,547
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	95,813
Futures Contracts	(67)
Swap Contracts	(12)
Change in Unrealized Appreciation (Depreciation)	95,734
Net Increase (Decrease) in Net Assets Resulting from Operations	181,105

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $37, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

2	Certain amounts previously included in Management and Administrative and Shareholders' Reports expenses are now presented as Accounting Fees.
3	Includes $84,476 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
8

S&P Mid-Cap 400 Value Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	24,824	20,338
Realized Net Gain (Loss)	60,547	94,569
Change in Unrealized Appreciation (Depreciation)	95,734	(24,930)
Net Increase (Decrease) in Net Assets Resulting from Operations	181,105	89,977
Distributions
ETF Shares	(20,371)	(15,858)
Institutional Shares	(1,963)	(2,134)
Total Distributions	(22,334)	(17,992)
Capital Share Transactions
ETF Shares	124,275	84,825
Institutional Shares	27,476	(23,160)
Net Increase (Decrease) from Capital Share Transactions	151,751	61,665
Total Increase (Decrease)	310,522	133,650
Net Assets
Beginning of Period	1,176,331	1,042,681
End of Period	1,486,853	1,176,331
See accompanying Notes, which are an integral part of the Financial Statements.
9

S&P Mid-Cap 400 Value Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023[1]	2022[1]
Net Asset Value, Beginning of Period	$100.83	$94.72	$82.68	$76.82	$82.65
Investment Operations
Net Investment Income[2]	1.973	1.861	1.575	1.383	1.442
Net Realized and Unrealized Gain (Loss) on Investments	12.318	5.914	11.794	5.987	(5.769)
Total from Investment Operations	14.291	7.775	13.369	7.370	(4.327)
Distributions
Dividends from Net Investment Income	(1.841)	(1.665)	(1.329)	(1.510)	(1.503)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.841)	(1.665)	(1.329)	(1.510)	(1.503)
Net Asset Value, End of Period	$113.28	$100.83	$94.72	$82.68	$76.82
Total Return	14.36%	8.31%	16.34%	9.79%	-5.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,337	$1,069	$919	$812	$807
Ratio of Total Expenses to Average Net Assets	0.10%	0.12%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.85%	1.95%	1.85%	1.75%	1.79%
Portfolio Turnover Rate[3]	34%	39%	41%	43%	33%

1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
10

S&P Mid-Cap 400 Value Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$404.62	$380.08	$331.78	$308.23	$331.49
Investment Operations
Net Investment Income[1]	8.216	7.779	6.508	5.762	6.147
Net Realized and Unrealized Gain (Loss) on Investments	49.433	23.696	47.369	24.063	(23.292)
Total from Investment Operations	57.649	31.475	53.877	29.825	(17.145)
Distributions
Dividends from Net Investment Income	(7.619)	(6.935)	(5.577)	(6.275)	(6.115)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(7.619)	(6.935)	(5.577)	(6.275)	(6.115)
Net Asset Value, End of Period	$454.65	$404.62	$380.08	$331.78	$308.23
Total Return	14.44%	8.38%	16.39%	9.88%	-5.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$150	$107	$123	$99	$79
Ratio of Total Expenses to Average Net Assets	0.03%	0.05%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.92%	2.03%	1.90%	1.81%	1.90%
Portfolio Turnover Rate[2]	34%	39%	41%	43%	33%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
11

S&P Mid-Cap 400 Value Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays or receives a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximately equal to the notional amount of the swap in high-quality temporary cash investments, as well as holds cash and other short-term receivables.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
12

S&P Mid-Cap 400 Value Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the tax year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
From time to time, Vanguard and/or a fund's board of trustees may adjust a fund's fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the fund and its shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). The fund is not obligated to repay these amounts, and Vanguard is not obligated to continue or otherwise repeat these voluntary expense adjustments. Expense adjustments are generally calculated at, and returned to, each share class, as applicable.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2026, the fund had contributed to Vanguard capital in the amount of $32,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
13

S&P Mid-Cap 400 Value Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,484,752	—	—	1,484,752
Temporary Cash Investments	3,156	—	—	3,156
Total	1,487,908	—	—	1,487,908

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(16)	—	—	(16)
Swap Contracts	—	(12)	—	(12)
Total	(16)	(12)	—	(28)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	85,111
Total Distributable Earnings (Loss)	(85,111)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	14,778
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	217,695
Capital Loss Carryforwards	(328,222)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(95,749)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	22,334	17,992
Long-Term Capital Gains	—	—
Total	22,334	17,992

*	Includes short-term capital gains, if any.
14

S&P Mid-Cap 400 Value Index Fund
As of August 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,270,213
Gross Unrealized Appreciation	280,243
Gross Unrealized Depreciation	(62,548)
Net Unrealized Appreciation (Depreciation)	217,695
F. During the year ended August 31, 2026, the fund purchased $491,419,000 of investment securities and sold $457,013,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $329,350,000 and $208,017,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2026, such purchases were $322,281,000 and sales were $196,541,000, resulting in net realized loss of $13,419,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G. Capital share transactions for each class of shares were:
	Year Ended August 31,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	335,970	3,220	390,519	4,060
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(211,695)	(2,020)	(305,694)	(3,160)
Net Increase (Decrease)—ETF Shares	124,275	1,200	84,825	900
Institutional Shares
Issued	43,559	102	12,202	31
Issued in Lieu of Cash Distributions	1,963	5	1,834	5
Redeemed	(18,046)	(42)	(37,196)	(97)
Net Increase (Decrease)—Institutional Shares	27,476	65	(23,160)	(61)
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
15

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Admiral Funds and Shareholders of Vanguard S&P Mid-Cap 400 Value Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard S&P Mid-Cap 400 Value Index Fund (one of the funds constituting Vanguard Admiral Funds, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
16

Tax information (unaudited)
For corporate shareholders, 88.2%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $17,291,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2025. Shareholders will be notified in January 2027 via IRS Form 1099 of the amounts for use in preparing their 2026 income tax return.
The fund hereby designates for the fiscal year $19,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates $5,043,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2025. Shareholders will be notified in January 2027 via IRS Form 1099 of the amounts for use in preparing their 2026 income tax return.

Q18440 102026
17

Financial Statements
For the year ended August 31, 2026
Vanguard S&P Mid-Cap 400 Growth Index Fund

Contents

S&P Mid-Cap 400 Growth Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Communication Services (2.4%)
*	Roku Inc.	128,032	20,092
	New York Times Co. Class A	157,202	10,575
*	Pinterest Inc. Class A	319,700	6,941
	Nexstar Media Group Inc. Class A	15,409	2,806
	Warner Music Group Corp. Class A	75,641	2,134
			42,548
Consumer Discretionary (7.8%)
	Somnigroup International Inc.	224,647	14,546
*	Five Below Inc.	53,963	13,320
	Texas Roadhouse Inc. Class A	64,147	12,547
*	Burlington Stores Inc.	37,403	9,716
	Service Corp. International	71,363	5,826
	Churchill Downs Inc.	64,618	5,653
	Autoliv Inc.	41,674	5,051
	Hyatt Hotels Corp. Class A	27,629	4,613
*	Ollie's Bargain Outlet Holdings Inc.	59,201	4,465
	Travel + Leisure Co.	60,920	4,189
	Boyd Gaming Corp.	53,681	4,165
*	Duolingo Inc. Class A	27,095	4,020
*	Valvoline Inc.	124,469	3,990
*	Planet Fitness Inc. Class A	77,222	3,985
*	Grand Canyon Education Inc.	25,589	3,790
*	Chewy Inc. Class A	157,060	3,738
	Dick's Sporting Goods Inc.	25,717	3,474
*	Dutch Bros Inc. Class A	69,729	3,407
	H&R Block Inc.	64,328	3,323
	Wingstop Inc.	26,577	2,910
	Wyndham Hotels & Resorts Inc.	38,721	2,852
*	Cava Group Inc.	41,035	2,698
*	Abercrombie & Fitch Co. Class A	17,902	2,561
*	Hilton Grand Vacations Inc.	58,606	2,485
*	Crocs Inc.	20,370	2,452
	Vail Resorts Inc.	17,040	2,333
	Gentex Corp.	83,136	1,860
*	YETI Holdings Inc.	43,622	1,791
	Graham Holdings Co. Class B	1,566	1,768
*	Mattel Inc.	113,453	1,696
	Choice Hotels International Inc.	11,683	1,208
*	Capri Holdings Ltd.	55,665	738
			141,170
Consumer Staples (1.3%)
	Coca-Cola Consolidated Inc.	55,156	10,787
*	Celsius Holdings Inc.	154,680	4,864
*	elf Beauty Inc.	38,613	4,211
*	Sprouts Farmers Market Inc.	36,712	3,012
	Marzetti Co.	9,891	1,114
			23,988
Energy (3.1%)
	TechnipFMC plc	389,096	30,408
	DT Midstream Inc.	71,681	9,392
	Antero Midstream Corp.	324,477	7,275
*	Valaris Ltd.	62,853	5,428
	Weatherford International plc	29,776	2,911
			55,414
Financials (8.0%)
*	Toast Inc. Class A	458,248	15,622
	Affiliated Managers Group Inc.	25,776	9,491
	East West Bancorp Inc.	68,185	8,650
1

S&P Mid-Cap 400 Growth Index Fund
		Shares	Market Value• ($000)
	FirstCash Holdings Inc.	37,647	8,074
	Kinsale Capital Group Inc.	21,382	7,995
	RenaissanceRe Holdings Ltd.	21,635	7,089
	Evercore Inc. Class A	23,405	6,704
	Stifel Financial Corp.	82,338	6,651
	Equitable Holdings Inc.	131,874	6,611
	SEI Investments Co.	52,630	5,841
	Primerica Inc.	17,651	5,077
	Cullen/Frost Bankers Inc.	30,642	4,929
	Carlyle Group Inc.	98,647	4,774
	Old Republic International Corp.	113,710	4,745
	Federated Hermes Inc. Class B	70,678	4,499
	American Financial Group Inc.	26,920	3,837
*	WEX Inc.	19,961	3,804
	Houlihan Lokey Inc. Class A	28,044	3,738
	Hanover Insurance Group Inc.	14,682	3,320
	MGIC Investment Corp.	105,263	3,226
	Ryan Specialty Holdings Inc. Class A	73,384	3,095
	SLM Corp.	101,230	2,629
	Essent Group Ltd.	37,772	2,552
	Hamilton Lane Inc. Class A	21,535	2,343
	Morningstar Inc.	10,547	2,309
	Texas Capital Bancshares Inc.	20,885	2,030
	First Financial Bankshares Inc.	53,446	1,776
	International Bancshares Corp.	24,815	1,741
*,1	Shift4 Payments Inc. Class A	37,238	1,574
			144,726
Health Care (16.0%)
*	Tenet Healthcare Corp.	84,062	22,353
*	United Therapeutics Corp.	41,424	21,142
*	Illumina Inc.	79,734	17,034
*	Jazz Pharmaceuticals plc	61,232	15,350
*	Neurocrine Biosciences Inc.	98,128	15,115
*	Exelixis Inc.	245,300	13,403
*	Medpace Holdings Inc.	22,019	13,079
*	Penumbra Inc.	38,383	12,401
*	Halozyme Therapeutics Inc.	115,756	12,327
*	Elanco Animal Health Inc.	487,420	11,659
	Encompass Health Corp.	96,809	11,637
*	Arrowhead Pharmaceuticals Inc.	137,463	11,326
	Ensign Group Inc.	56,563	9,743
*	Krystal Biotech Inc.	25,605	9,201
*	BrightSpring Health Services Inc.	154,359	9,014
*	Globus Medical Inc. Class A	110,585	8,998
*	Roivant Sciences Ltd.	255,215	8,841
*	HealthEquity Inc.	82,443	7,959
*	BioMarin Pharmaceutical Inc.	107,518	7,013
*	Hims & Hers Health Inc.	206,821	6,118
*	Repligen Corp.	28,461	5,151
*	Cytokinetics Inc.	71,550	5,074
*	Sotera Health Co.	258,822	4,892
*	Lantheus Holdings Inc.	43,841	4,426
*	LivaNova plc	53,611	4,279
*	Bio-Rad Laboratories Inc. Class A	9,668	3,733
*	Option Care Health Inc.	153,247	3,594
*	Doximity Inc. Class A	130,588	3,488
	Bruker Corp.	57,477	3,334
	Chemed Corp.	6,348	3,293
*	Haemonetics Corp.	27,211	2,805
			287,782
Industrials (28.6%)
*	ATI Inc.	133,182	27,196
	nVent Electric plc	157,824	23,792
*	XPO Inc.	114,582	22,228
	Curtiss-Wright Corp.	36,051	21,001
	Woodward Inc.	58,148	19,760
	Carpenter Technology Corp.	38,489	18,337
	ITT Inc.	87,247	17,475
	RB Global Inc.	181,812	15,378
2

S&P Mid-Cap 400 Growth Index Fund
		Shares	Market Value• ($000)
*	RBC Bearings Inc.	30,784	15,215
*	API Group Corp.	376,285	14,769
*	MasTec Inc.	60,131	14,418
*	Sterling Infrastructure Inc.	29,947	14,077
	BWX Technologies Inc.	89,408	13,616
*	CACI International Inc. Class A	21,559	13,431
	Moog Inc. Class A	27,754	10,311
	Lincoln Electric Holdings Inc.	36,358	10,225
	Flowserve Corp.	124,728	9,865
	Watts Water Technologies Inc. Class A	26,813	9,807
	Mueller Industries Inc.	155,387	9,698
*	SPX Technologies Inc.	48,859	9,613
*	Kratos Defense & Security Solutions Inc.	183,003	9,330
	Tetra Tech Inc.	253,273	9,153
*	Dycom Industries Inc.	29,296	8,531
	TransUnion	97,841	8,308
*	Clean Harbors Inc.	24,724	7,794
*	Nextpower Inc. Class A	94,184	7,726
	Donaldson Co. Inc.	75,727	6,883
	Hexcel Corp.	73,610	6,821
*	Paylocity Holding Corp.	42,326	6,781
	Acuity Inc.	19,985	6,631
	EnerSys	35,963	6,612
	Applied Industrial Technologies Inc.	19,838	6,427
	Graco Inc.	82,606	6,396
	Carlisle Cos. Inc.	16,942	5,872
*	ExlService Holdings Inc.	149,104	5,678
	UL Solutions Inc. Class A	75,934	5,659
	Valmont Industries Inc.	11,368	5,339
	Advanced Drainage Systems Inc.	39,165	5,316
*	IES Holdings Inc.	17,110	5,184
	AAON Inc.	66,349	5,041
	Crane Co.	24,430	5,010
	Allison Transmission Holdings Inc.	38,850	4,884
*	AeroVironment Inc.	31,469	4,668
	Oshkosh Corp.	27,991	4,314
*	Vicor Corp.	22,803	4,280
	MSA Safety Inc.	21,248	3,969
	AECOM	55,188	3,721
	Simpson Manufacturing Co. Inc.	19,672	3,592
	GATX Corp.	20,094	3,515
*	Core & Main Inc. Class A	80,789	3,471
*	Kirby Corp.	24,017	3,407
	Brink's Co.	28,535	3,108
	Fortune Brands Innovations Inc.	66,360	2,942
*	StandardAero Inc.	114,633	2,807
	Genpact Ltd.	72,308	2,746
	MSC Industrial Direct Co. Inc. Class A	18,766	2,231
	Esab Corp.	24,575	1,852
	Exponent Inc.	24,619	1,748
*	FTI Consulting Inc.	11,543	1,738
*	Avis Budget Group Inc.	11,583	1,708
*	Parsons Corp.	34,975	1,701
	Maximus Inc.	27,689	1,600
			514,706
Information Technology (20.6%)
*	Twilio Inc. Class A	148,118	34,901
*	Everpure Inc. Class A	307,944	28,623
*	Okta Inc.	163,620	28,313
*	Guidewire Software Inc.	82,618	16,916
*	MACOM Technology Solutions Holdings Inc.	64,034	16,894
*	Dynatrace Inc.	287,554	15,698
*	Fabrinet	34,967	14,439
*	SiTime Corp.	21,639	12,235
*	TTM Technologies Inc.	101,348	12,052
	MKS Inc.	46,801	11,992
*	Nutanix Inc. Class A	155,294	10,648
*	Sanmina Corp.	52,307	10,290
	Advanced Energy Industries Inc.	37,115	10,276
3

S&P Mid-Cap 400 Growth Index Fund
		Shares	Market Value• ($000)
*	Rambus Inc.	105,532	9,149
*	Lattice Semiconductor Corp.	78,888	9,099
*	DigitalOcean Holdings Inc.	79,443	8,794
*	Semtech Corp.	63,610	8,458
	InterDigital Inc.	25,222	8,450
*	Viavi Solutions Inc.	228,273	8,284
	Entegris Inc.	59,531	8,054
*	Manhattan Associates Inc.	35,221	7,861
*	Docusign Inc.	111,870	7,414
*	Qualys Inc.	34,369	6,397
*	Onto Innovation Inc.	23,302	6,226
*	UiPath Inc. Class A	316,765	5,914
*	Appfolio Inc. Class A	23,450	5,492
*	Dropbox Inc. Class A	146,165	5,144
	Cognex Corp.	81,207	4,950
	Littelfuse Inc.	10,366	4,273
*	Silicon Laboratories Inc.	17,059	3,737
*	Commvault Systems Inc.	24,557	3,377
	Bentley Systems Inc. Class B	91,648	3,368
	Pegasystems Inc.	88,069	3,242
*	Cirrus Logic Inc.	28,374	3,107
*	Allegro MicroSystems Inc.	76,328	2,767
	Amkor Technology Inc.	53,412	2,526
*	Novanta Inc.	16,335	2,388
*	BILL Holdings Inc.	42,388	2,087
	Belden Inc.	17,484	2,001
	Vontier Corp.	60,467	1,948
	Dolby Laboratories Inc. Class A	26,502	1,631
	Universal Display Corp.	18,671	1,553
	Crane NXT Co.	20,733	1,014
			371,982
Materials (4.5%)
	Coeur Mining Inc.	1,009,590	20,979
	Royal Gold Inc.	79,510	20,790
	Hecla Mining Co.	654,554	13,006
	NewMarket Corp.	7,450	6,688
	RPM International Inc.	51,067	5,316
	Solstice Advanced Materials Inc.	82,139	5,207
*,1	MP Materials Corp.	77,903	4,265
	Eagle Materials Inc.	15,644	3,039
*	Knife River Corp.	22,155	1,389
			80,679
Real Estate (5.5%)
	CareTrust REIT Inc.	230,547	8,980
	WP Carey Inc.	115,208	8,060
	First Industrial Realty Trust Inc.	129,376	8,006
	Lamar Advertising Co. Class A	50,975	7,596
	Omega Healthcare Investors Inc.	156,938	7,175
	Sun Communities Inc.	55,393	6,726
	EastGroup Properties Inc.	32,473	6,478
	American Healthcare REIT Inc.	114,727	6,334
	Equity LifeStyle Properties Inc.	96,526	6,125
	Gaming & Leisure Properties Inc.	124,383	5,233
	Sabra Health Care REIT Inc.	246,116	5,018
	STAG Industrial Inc.	113,826	4,240
	Brixmor Property Group Inc.	137,746	3,979
	CubeSmart	99,433	3,949
	Agree Realty Corp.	52,663	3,805
	NNN REIT Inc.	79,838	3,609
	EPR Properties	38,828	2,280
	COPT Defense Properties	46,263	1,665
			99,258
Utilities (1.9%)
*	Talen Energy Corp.	44,302	13,103
	Ormat Technologies Inc.	59,972	6,117
	National Fuel Gas Co.	57,502	4,776
	IDACORP Inc.	28,118	3,828
	TXNM Energy Inc.	39,868	2,297
4

S&P Mid-Cap 400 Growth Index Fund
	Shares	Market Value• ($000)
Spire Inc.	24,809	2,030
Northwestern Energy Group Inc.	26,412	1,827
		33,978
Total Common Stocks (Cost $1,403,156)		1,796,231
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3] Vanguard Market Liquidity Fund, 3.731% (Cost $8,255)	82,552	8,254
Total Investments (100.2%) (Cost $1,411,411)		1,804,485
Other Assets and Liabilities—Net (-0.2%)		(3,592)
Net Assets (100%)		1,800,893

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,688.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $3,915 was received for securities on loan.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Carpenter Technology Corp.	8/31/2027	BANA	4,861	(3.630)	—	(97)

1Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
5

S&P Mid-Cap 400 Growth Index Fund
Statement of Assets and Liabilities
As of August 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,403,156)	1,796,231
Affiliated Issuers (Cost $8,255)	8,254
Total Investments in Securities	1,804,485
Investment in Vanguard	39
Cash	1
Receivables for Accrued Income	544
Receivables for Capital Shares Issued	35
Total Assets	1,805,104
Liabilities
Payables for Investment Securities Purchased	49
Collateral for Securities on Loan	3,915
Payables for Capital Shares Redeemed	75
Payables to Vanguard	75
Unrealized Depreciation—Over-the-Counter Swap Contracts	97
Total Liabilities	4,211
Net Assets	1,800,893
1 Includes $3,688 of securities on loan.
At August 31, 2026, net assets consisted of:

Paid-in Capital	1,812,497
Total Distributable Earnings (Loss)	(11,604)
Net Assets	1,800,893

ETF Shares—Net Assets
Applicable to 11,600,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,634,547
Net Asset Value Per Share—ETF Shares	$140.91

Institutional Shares—Net Assets
Applicable to 295,983 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	166,346
Net Asset Value Per Share—Institutional Shares	$562.01
See accompanying Notes, which are an integral part of the Financial Statements.
6

S&P Mid-Cap 400 Growth Index Fund
Statement of Operations

Year Ended August 31, 2026
($000)
Investment Income
Income
Dividends[1]	12,550
Interest[2]	121
Securities Lending—Net	46
Total Income	12,717
Expenses
The Vanguard Group—Note C
Investment Advisory Services	17
Management and Administrative—ETF Shares[3]	1,276
Management and Administrative—Institutional Shares[3]	33
Marketing and Distribution—ETF Shares	64
Marketing and Distribution—Institutional Shares	4
Custodian Fees	12
Auditing Fees	34
Accounting Fees[3]	50
Shareholders’ Reports—ETF Shares[3]	32
Shareholders’ Reports—Institutional Shares[3]	1
Trustees’ Fees and Expenses	1
Other Expenses	10
Total Expenses	1,534
Net Investment Income	11,183
Realized Net Gain (Loss)
Investment Securities Sold[2,4]	171,870
Futures Contracts	149
Swap Contracts	607
Realized Net Gain (Loss)	172,626
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	112,295
Futures Contracts	5
Swap Contracts	(97)
Change in Unrealized Appreciation (Depreciation)	112,203
Net Increase (Decrease) in Net Assets Resulting from Operations	296,012

1	Dividends are net of foreign withholding taxes of $56.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $115, less than $1, and ($1), respectively. Purchases and sales are for temporary cash investment purposes.

3	Certain amounts previously included in Management and Administrative and Shareholders' Reports expenses are now presented as Accounting Fees.
4	Includes $199,154 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
7

S&P Mid-Cap 400 Growth Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,183	10,058
Realized Net Gain (Loss)	172,626	32,976
Change in Unrealized Appreciation (Depreciation)	112,203	21,756
Net Increase (Decrease) in Net Assets Resulting from Operations	296,012	64,790
Distributions
ETF Shares	(8,673)	(8,641)
Institutional Shares	(1,076)	(1,218)
Total Distributions	(9,749)	(9,859)
Capital Share Transactions
ETF Shares	229,592	40,160
Institutional Shares	(22,667)	(18,546)
Net Increase (Decrease) from Capital Share Transactions	206,925	21,614
Total Increase (Decrease)	493,188	76,545
Net Assets
Beginning of Period	1,307,705	1,231,160
End of Period	1,800,893	1,307,705
See accompanying Notes, which are an integral part of the Financial Statements.
8

S&P Mid-Cap 400 Growth Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023[1]	2022[1]
Net Asset Value, Beginning of Period	$118.40	$113.32	$94.90	$86.30	$102.72
Investment Operations
Net Investment Income[2]	.872	.894	1.026	.988	.809
Net Realized and Unrealized Gain (Loss) on Investments	22.412	5.073	18.521	8.500	(16.729)
Total from Investment Operations	23.284	5.967	19.547	9.488	(15.920)
Distributions
Dividends from Net Investment Income	(.774 )	(.887 )	(1.127)	(.888 )	(.500 )
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.774 )	(.887 )	(1.127)	(.888 )	(.500 )
Net Asset Value, End of Period	$140.91	$118.40	$113.32	$94.90	$86.30
Total Return	19.76%	5.30%	20.80%	11.12%	-15.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,635	$1,148	$1,061	$785	$725
Ratio of Total Expenses to Average Net Assets	0.10%	0.12%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	0.67%	0.79%	1.00%	1.12%	0.85%
Portfolio Turnover Rate[3]	46%	38%	48%	48%	44%

1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
9

S&P Mid-Cap 400 Growth Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$472.15	$451.83	$378.38	$344.11	$409.55
Investment Operations
Net Investment Income[1]	3.876	3.886	4.381	4.208	3.533
Net Realized and Unrealized Gain (Loss) on Investments	89.351	20.200	73.820	33.855	(66.731)
Total from Investment Operations	93.227	24.086	78.201	38.063	(63.198)
Distributions
Dividends from Net Investment Income	(3.367)	(3.766)	(4.751)	(3.793)	(2.242)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.367)	(3.766)	(4.751)	(3.793)	(2.242)
Net Asset Value, End of Period	$562.01	$472.15	$451.83	$378.38	$344.11
Total Return	19.85%	5.37%	20.86%	11.21%	-15.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$166	$159	$170	$177	$125
Ratio of Total Expenses to Average Net Assets	0.03%	0.05%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.75%	0.87%	1.08%	1.19%	0.94%
Portfolio Turnover Rate[2]	46%	38%	48%	48%	44%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
10

S&P Mid-Cap 400 Growth Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at August 31, 2026.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays or receives a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximately equal to the notional amount of the swap in high-quality temporary cash investments, as well as holds cash and other short-term receivables.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
11

S&P Mid-Cap 400 Growth Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the tax year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
From time to time, Vanguard and/or a fund's board of trustees may adjust a fund's fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the fund and its shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). The fund is not obligated to repay these amounts, and Vanguard is not obligated to continue or otherwise repeat these voluntary expense adjustments. Expense adjustments are generally calculated at, and returned to, each share class, as applicable.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2026, the fund had contributed to Vanguard capital in the amount of $39,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
12

S&P Mid-Cap 400 Growth Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,796,231	—	—	1,796,231
Temporary Cash Investments	8,254	—	—	8,254
Total	1,804,485	—	—	1,804,485

Derivative Financial Instruments
Liabilities
Swap Contracts	—	(97)	—	(97)

E. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	200,279
Total Distributable Earnings (Loss)	(200,279)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	6,715
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	391,840
Capital Loss Carryforwards	(410,159)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(11,604)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	9,749	9,859
Long-Term Capital Gains	—	—
Total	9,749	9,859

*	Includes short-term capital gains, if any.
As of August 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,412,645
Gross Unrealized Appreciation	450,481
Gross Unrealized Depreciation	(58,641)
Net Unrealized Appreciation (Depreciation)	391,840
13

S&P Mid-Cap 400 Growth Index Fund
F. During the year ended August 31, 2026, the fund purchased $741,703,000 of investment securities and sold $766,061,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $604,824,000 and $372,125,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2026, such purchases were $228,429,000 and sales were $316,189,000, resulting in net realized loss of $2,634,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G. Capital share transactions for each class of shares were:
	Year Ended August 31,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	610,595	4,840	232,018	2,040
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(381,003)	(2,940)	(191,858)	(1,700)
Net Increase (Decrease)—ETF Shares	229,592	1,900	40,160	340
Institutional Shares
Issued	20,293	38	16,731	38
Issued in Lieu of Cash Distributions	1,076	2	1,218	3
Redeemed	(44,036)	(81)	(36,495)	(81)
Net Increase (Decrease)—Institutional Shares	(22,667)	(41)	(18,546)	(40)
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
14

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Admiral Funds and Shareholders of Vanguard S&P Mid-Cap 400 Growth Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard S&P Mid-Cap 400 Growth Index Fund (one of the funds constituting Vanguard Admiral Funds, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
 We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
15

Tax information (unaudited)
For corporate shareholders, 87.5%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $9,708,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2025. Shareholders will be notified in January 2027 via IRS Form 1099 of the amounts for use in preparing their 2026 income tax return.
The fund hereby designates for the fiscal year $59,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates $41,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2025. Shareholders will be notified in January 2027 via IRS Form 1099 of the amounts for use in preparing their 2026 income tax return.

Q18430 102026
16

Financial Statements
For the year ended August 31, 2026
Vanguard S&P Small-Cap 600 Index Fund

Contents

S&P Small-Cap 600 Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (3.5%)
	Match Group Inc.	839,935	34,143
*	Madison Square Garden Sports Corp.	64,777	24,922
*	Lumen Technologies Inc.	3,412,710	21,329
	Versant Media Group Inc.	508,113	20,894
	Iridium Communications Inc.	380,538	17,878
*	Sphere Entertainment Co.	96,993	13,220
	Cinemark Holdings Inc.	370,143	13,181
	Telephone & Data Systems Inc.	348,864	11,750
*	Cargurus Inc. Class A	273,210	9,743
*	People Inc.	224,396	8,590
	John Wiley & Sons Inc. Class A	141,117	7,393
*	Ziff Davis Inc.	132,730	7,320
*	Uniti Group Inc.	656,349	6,511
*	DoubleVerify Holdings Inc.	458,796	6,148
*	Yelp Inc. Class A	188,083	4,204
*	QuinStreet Inc.	207,584	4,035
*	TripAdvisor Inc.	419,446	3,993
*	ZoomInfo Technologies Inc. Class A	938,311	3,978
	Scholastic Corp.	59,203	2,273
	Shenandoah Telecommunications Co.	166,172	2,056
	Cogent Communications Holdings Inc.	172,774	1,648
			225,209
Consumer Discretionary (13.9%)
*	Brinker International Inc.	154,457	35,293
*	CarMax Inc.	511,102	31,346
*	Etsy Inc.	341,798	27,798
*	Victoria's Secret & Co.	286,109	24,437
*	Mohawk Industries Inc.	184,429	23,653
*	Life Time Group Holdings Inc.	553,236	23,247
	LKQ Corp.	917,734	23,035
*	Caesars Entertainment Inc.	733,380	21,781
	Pool Corp.	115,499	21,543
*	Frontdoor Inc.	252,914	20,453
	Installed Building Products Inc.	81,014	19,673
	Cheesecake Factory Inc.	164,530	18,014
*	Champion Homes Inc.	199,041	17,768
*	Laureate Education Inc.	458,527	17,208
	Meritage Homes Corp.	240,139	16,673
*	Boot Barn Holdings Inc.	109,234	16,454
*	Covista Inc.	122,497	16,210
*	Cavco Industries Inc.	27,954	15,630
	ADT Inc.	2,032,099	15,017
*	Urban Outfitters Inc.	184,852	14,916
*	Asbury Automotive Group Inc.	66,999	14,164
*	Bright Horizons Family Solutions Inc.	189,339	14,045
	Kontoor Brands Inc.	182,967	13,798
*	M/I Homes Inc.	92,096	13,705
*	Stride Inc.	151,086	13,098
*	Dorman Products Inc.	98,062	12,635
*	Versigent plc	255,001	12,087
	Signet Jewelers Ltd.	144,480	11,888
	Dana Inc.	391,391	11,734
	Group 1 Automotive Inc.	42,450	11,442
	Steven Madden Ltd.	262,949	11,354
	Marriott Vacations Worldwide Corp.	99,090	10,331
*	Shake Shack Inc. Class A	145,526	10,025
	Academy Sports & Outdoors Inc.	232,694	9,996
	Patrick Industries Inc.	118,299	9,667
*	Rush Street Interactive Inc. Class A	374,512	9,647

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Red Rock Resorts Inc. Class A	171,100	9,609
	Newell Brands Inc.	1,532,883	9,580
	American Eagle Outfitters Inc.	560,349	9,319
	Advance Auto Parts Inc.	217,533	9,176
	Phinia Inc.	133,278	9,122
	OneSpaWorld Holdings Ltd.	365,386	9,073
*	Warby Parker Inc. Class A	362,014	8,906
	LCI Industries	87,336	8,789
	Acushnet Holdings Corp.	98,950	8,548
*	Peloton Interactive Inc. Class A	1,500,401	8,042
*	Green Brick Partners Inc.	108,553	7,840
*	Callaway Golf Co.	491,327	7,719
*	Penn Entertainment Inc.	456,697	7,631
	Kohl's Corp.	404,605	7,210
	Perdoceo Education Corp.	212,462	7,062
*	Sonos Inc.	429,066	6,693
	Strategic Education Inc.	80,621	6,679
*	Goodyear Tire & Rubber Co.	1,036,506	6,499
	Century Communities Inc.	90,179	6,092
	Wolverine World Wide Inc.	295,398	5,828
*	Sally Beauty Holdings Inc.	343,546	5,627
*	Six Flags Entertainment Corp.	368,476	5,546
*	Adient plc	282,501	5,359
*	Dauch Corp.	854,886	5,352
	Monarch Casino & Resort Inc.	43,495	5,239
*	National Vision Holdings Inc.	288,717	4,931
*	BJ's Restaurants Inc.	75,711	4,814
[1]	Wendy's Co.	569,513	4,727
	Buckle Inc.	109,739	4,675
	La-Z-Boy Inc.	147,483	4,666
	Cracker Barrel Old Country Store Inc.	80,543	4,449
*	XPEL Inc.	90,264	4,446
	G-III Apparel Group Ltd.	133,472	4,350
*	Gentherm Inc.	110,380	4,337
	Carter's Inc.	132,670	4,297
*	LGI Homes Inc.	73,661	4,121
*	Universal Technical Institute Inc.	182,470	3,856
	Sonic Automotive Inc. Class A	47,203	3,712
*	MarineMax Inc.	70,037	3,654
*	Pursuit Attractions & Hospitality Inc.	74,748	3,588
	Winmark Corp.	10,716	3,565
	Upbound Group Inc.	188,621	3,452
*	Under Armour Inc. Class A	680,465	3,430
*	United Parks & Resorts Inc.	84,617	3,385
*	Sabre Corp.	1,431,239	3,106
*	Fox Factory Holding Corp.	150,860	3,082
	Winnebago Industries Inc.	102,131	3,073
	Standard Motor Products Inc.	76,473	2,885
	Papa John's International Inc.	118,211	2,776
	Matthews International Corp. Class A	112,693	2,341
*	Under Armour Inc. Class C	427,635	2,108
*	Dream Finders Homes Inc. Class A	100,211	1,408
			895,539
Consumer Staples (3.6%)
	Conagra Brands Inc.	1,723,467	27,610
	Lamb Weston Holdings Inc.	497,325	27,119
[1]	Campbell's Co.	708,210	16,770
	PriceSmart Inc.	91,099	15,488
*	Chefs' Warehouse Inc.	130,627	14,692
	Cal-Maine Foods Inc.	160,273	12,649
*	Freshpet Inc.	176,848	12,354
	WD-40 Co.	48,542	10,395
*	United Natural Foods Inc.	218,511	9,584
*	Vita Coco Co. Inc.	158,133	9,285
	Andersons Inc.	121,337	7,871
	Interparfums Inc.	65,827	7,730
*	Central Garden & Pet Co. Class A	184,904	6,880
	Flowers Foods Inc.	764,015	5,287
	Energizer Holdings Inc.	219,634	4,784

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	J & J Snack Foods Corp.	54,055	4,766
	Edgewell Personal Care Co.	165,803	4,762
	Reynolds Consumer Products Inc.	197,227	4,566
*	Grocery Outlet Holding Corp.	354,996	4,242
	Universal Corp.	89,678	4,080
*	Coty Inc. Class A	1,326,891	3,782
	Del Monte Corp.	117,771	3,731
*	Simply Good Foods Co.	301,473	3,452
	Tootsie Roll Industries Inc.	73,113	2,987
	National Beverage Corp.	84,632	2,677
	John B Sanfilippo & Son Inc.	32,876	2,423
*	Central Garden & Pet Co.	28,775	1,237
			231,203
Energy (6.2%)
	SM Energy Co.	820,349	30,501
	Magnolia Oil & Gas Corp. Class A	828,477	22,245
	Noble Corp. plc	453,862	20,800
	Kodiak Gas Services Inc.	352,478	20,715
	Archrock Inc.	630,938	19,887
*	Oceaneering International Inc.	359,507	18,608
	Core Natural Resources Inc.	181,439	18,561
	Cactus Inc. Class A	250,179	17,593
	Patterson-UTI Energy Inc.	1,242,975	15,711
	Helmerich & Payne Inc.	359,631	15,673
*	Tidewater Inc.	166,417	15,497
	California Resources Corp.	281,567	14,931
*	Par Pacific Holdings Inc.	180,420	14,419
	International Seaways Inc.	146,066	14,408
	Peabody Energy Corp.	438,155	13,009
	Crescent Energy Co. Class A	881,188	12,063
*,1	Centrus Energy Corp. Class A	68,222	11,693
	Liberty Energy Inc. Class A	588,378	11,597
	Kinetik Holdings Inc. Class A	188,490	10,335
	Solaris Energy Infrastructure Inc. Class A	197,950	10,050
	Northern Oil & Gas Inc.	375,920	9,778
*	Gulfport Energy Corp.	52,476	9,417
*	Talos Energy Inc.	445,316	7,686
	Dorian LPG Ltd.	132,440	6,627
	World Kinect Corp.	185,154	6,619
*	Helix Energy Solutions Group Inc.	492,375	5,071
	CVR Energy Inc.	108,574	4,545
*	Innovex International Inc.	138,299	4,242
	Bristow Group Inc. Class A	92,764	4,211
*	REX American Resources Corp.	101,794	4,182
*	Comstock Resources Inc.	285,558	4,121
*	Atlas Energy Solutions Inc.	278,392	3,647
	RPC Inc.	323,171	2,110
			400,552
Financials (19.1%)
	Jackson Financial Inc. Class A	251,170	33,514
	Lincoln National Corp.	612,947	26,105
*	StoneX Group Inc.	381,095	26,097
	MarketAxess Holdings Inc.	127,970	20,812
	Atlantic Union Bankshares Corp.	515,204	20,778
*	Enova International Inc.	89,634	20,322
	Rithm Capital Corp.	2,010,017	20,160
*	Axos Financial Inc.	204,809	19,823
	Victory Capital Holdings Inc. Class A	166,589	19,659
	Virtu Financial Inc. Class A	294,480	19,330
	Ameris Bancorp	226,918	19,118
	Piper Sandler Cos.	243,226	18,257
	Moelis & Co. Class A	267,712	18,223
	HA Sustainable Infrastructure Capital Inc.	460,027	18,194
	Lazard Inc.	402,417	17,396
	Radian Group Inc.	478,663	17,165
	Eastern Bankshares Inc.	765,559	16,812
	PJT Partners Inc. Class A	92,931	16,764
*	Remitly Global Inc.	621,361	16,615
	BGC Group Inc. Class A	1,331,279	15,989

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Fulton Financial Corp.	681,274	15,983
	ServisFirst Bancshares Inc.	362,065	15,583
	First Bancorp	552,751	15,411
	Bread Financial Holdings Inc.	145,463	15,197
	United Community Banks Inc.	430,763	15,008
	Cathay General Bancorp	241,219	14,765
	WSFS Financial Corp.	187,264	14,504
	Independent Bank Corp.	173,890	14,116
	StepStone Group Inc. Class A	265,355	13,867
	WesBanco Inc.	346,163	13,850
*	Genworth Financial Inc. Class A	1,378,771	13,705
	Renasant Corp.	332,741	13,612
*	Dave Inc.	37,327	13,420
	CVB Financial Corp.	603,184	13,373
	Palomar Holdings Inc.	95,367	12,643
*	Credit Acceptance Corp.	21,078	12,641
	First Financial Bancorp	373,802	12,197
*	NCR Atleos Corp.	265,378	12,186
*	NMI Holdings Inc. Class A	273,268	12,119
	BankUnited Inc.	262,135	11,953
	Nicolet Bankshares Inc.	70,490	11,937
	Community Financial System Inc.	189,534	11,893
	Simmons First National Corp. Class A	521,889	11,784
	Seacoast Banking Corp. of Florida	346,919	11,780
	Park National Corp.	58,098	11,346
	First Hawaiian Inc.	438,671	11,234
	First Interstate BancSystem Inc. Class A	304,767	11,218
	Assured Guaranty Ltd.	150,001	11,205
	Provident Financial Services Inc.	470,006	10,998
	WisdomTree Inc.	453,948	10,922
	Artisan Partners Asset Management Inc. Class A	255,387	10,872
	Bank of Hawaii Corp.	142,933	10,853
	Mercury General Corp.	95,795	9,767
*	Bancorp Inc.	149,724	9,732
	Trustmark Corp.	210,769	9,678
	NBT Bancorp Inc.	187,062	9,619
	WaFd Inc.	266,580	9,533
	First Bancorp (XNGS)	148,886	9,444
	Beacon Financial Corp.	301,424	9,359
	Banc of California Inc.	493,656	9,192
*	SiriusPoint Ltd.	376,559	9,109
	Acadian Asset Management Inc.	95,052	8,954
*	Customers Bancorp Inc.	113,523	8,875
	Banner Corp.	122,181	8,570
	FB Financial Corp.	144,601	8,236
	BancFirst Corp.	74,810	8,171
	Cohen & Steers Inc.	100,180	8,082
	Northwest Bancshares Inc.	528,124	8,075
	Western Union Co.	1,124,245	8,050
	OFG Bancorp	152,323	7,928
	Blackstone Mortgage Trust Inc. Class A	562,079	7,813
	First Commonwealth Financial Corp.	365,068	7,557
	Stewart Information Services Corp.	109,730	7,533
*	Encore Capital Group Inc.	77,245	7,494
	Horace Mann Educators Corp.	145,086	7,383
*	Sezzle Inc.	60,487	7,292
	City Holding Co.	50,848	7,269
[1]	ARMOUR Residential REIT Inc.	447,265	7,255
	HCI Group Inc.	38,038	7,065
*	Payoneer Global Inc.	977,584	6,951
*	EZCORP Inc. Class A	211,047	6,821
	National Bank Holdings Corp. Class A	161,626	6,674
	EVERTEC Inc.	222,093	6,581
	S&T Bancorp Inc.	129,661	6,416
	Hope Bancorp Inc.	460,810	6,355
	Pathward Financial Inc.	76,130	6,202
	Ellington Financial Inc.	451,956	6,047
	Kemper Corp.	212,222	5,980
	Dime Commercial Bancshares Inc.	147,844	5,973
*	Goosehead Insurance Inc. Class A	85,261	5,853

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
*	Triumph Financial Inc.	81,521	5,808
	Hilltop Holdings Inc.	147,567	5,615
	Merchants Bancorp	105,916	5,575
	PROG Holdings Inc.	144,419	5,507
	Safety Insurance Group Inc.	52,764	5,474
	Lakeland Financial Corp.	89,764	5,304
	Walker & Dunlop Inc.	123,729	5,015
	Westamerica Bancorp	84,632	4,913
	Enact Holdings Inc.	100,544	4,846
	Tompkins Financial Corp.	45,584	4,427
*	Donnelley Financial Solutions Inc.	89,849	4,340
	United Fire Group Inc.	79,452	4,280
	Heritage Financial Corp.	148,285	4,236
	Preferred Bank	39,649	4,061
	Virtus Investment Partners Inc.	22,554	3,733
	Capitol Federal Financial Inc.	418,734	3,605
*	Trupanion Inc.	122,934	3,584
	TrustCo Bank Corp.	62,718	3,557
	Central Pacific Financial Corp.	93,698	3,487
[1]	Arbor Realty Trust Inc.	691,702	3,465
	Hanmi Financial Corp.	106,983	3,316
	Employers Holdings Inc.	65,882	3,234
	F&G Annuities & Life Inc.	133,327	3,173
	Southside Bancshares Inc.	100,314	3,166
	PennyMac Mortgage Investment Trust	315,005	2,936
	Adamas Trust Inc.	300,472	2,927
	Eagle Bancorp Inc.	100,375	2,739
	Franklin BSP Realty Trust Inc.	278,690	2,333
	Navient Corp.	234,699	2,232
*	World Acceptance Corp.	9,767	1,795
	AMERISAFE Inc.	67,636	1,761
			1,230,640
Health Care (10.9%)
*	Corcept Therapeutics Inc.	344,086	39,002
*	Glaukos Corp.	211,536	37,983
*	Protagonist Therapeutics Inc.	217,752	32,173
*	TG Therapeutics Inc.	474,661	25,774
*	Alkermes plc	524,318	24,638
	Teleflex Inc.	159,434	22,648
*	PTC Therapeutics Inc.	298,659	20,769
*	Ligand Pharmaceuticals Inc.	72,152	20,498
*	Merit Medical Systems Inc.	214,796	19,473
*	RadNet Inc.	254,776	19,317
*	Liquidia Corp.	252,833	17,236
*	ICU Medical Inc.	90,041	15,573
*	Indivior Pharmaceuticals Inc.	439,588	15,355
*	Integer Holdings Corp.	122,213	15,307
	Concentra Group Holdings Parent Inc.	428,351	14,453
*	ACADIA Pharmaceuticals Inc.	455,937	13,181
	Organon & Co.	944,925	13,002
*	Veracyte Inc.	287,144	12,402
*	Amneal Pharmaceuticals Inc.	621,455	10,857
*	Waystar Holding Corp.	413,821	10,834
*	TransMedics Group Inc.	124,661	10,580
*	LifeStance Health Group Inc.	824,172	10,187
	National HealthCare Corp.	44,953	9,734
*	Supernus Pharmaceuticals Inc.	208,675	9,225
*	Arcus Biosciences Inc.	312,147	9,140
*	Acadia Healthcare Co. Inc.	330,854	9,118
*	Neogen Corp.	785,034	9,075
*	Prestige Consumer Healthcare Inc.	170,318	8,819
*	Privia Health Group Inc.	426,353	8,736
*	NeoGenomics Inc.	469,500	8,409
*	UFP Technologies Inc.	27,893	8,311
*	Sarepta Therapeutics Inc.	380,644	8,005
*	Alignment Healthcare Inc.	594,938	7,972
*	ADMA Biologics Inc.	835,280	7,843
*	CorVel Corp.	112,452	7,746
*	Pediatrix Medical Group Inc.	289,028	7,581

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
*	Addus HomeCare Corp.	65,912	7,558
*	Vericel Corp.	184,350	7,356
	Perrigo Co. plc	498,374	7,296
*	Xencor Inc.	266,691	7,271
*	Progyny Inc.	261,905	6,702
*	Fortrea Holdings Inc.	340,962	6,263
	LeMaitre Vascular Inc.	75,809	6,086
*	Inspire Medical Systems Inc.	94,416	5,947
*	Astrana Health Inc.	153,076	5,834
*	Omnicell Inc.	163,913	5,763
*	Harmony Biosciences Holdings Inc.	143,791	5,662
*	Tandem Diabetes Care Inc.	246,280	5,421
	CONMED Corp.	108,452	5,406
*	BioLife Solutions Inc.	142,486	5,282
*	Innoviva Inc.	252,243	5,239
*	Enovis Corp.	207,376	5,099
*	Azenta Inc.	147,352	4,811
*	ANI Pharmaceuticals Inc.	65,611	4,806
*	AMN Healthcare Services Inc.	139,718	4,790
*	Vir Biotechnology Inc.	437,757	4,789
	US Physical Therapy Inc.	54,807	4,261
*	Artivion Inc.	153,427	4,141
*	Integra LifeSciences Holdings Corp.	240,629	4,071
*	STAAR Surgical Co.	179,082	4,045
*	Schrodinger Inc.	206,257	4,022
*	Pacira BioSciences Inc.	141,653	3,669
*	QuidelOrtho Corp.	245,168	3,538
*	Certara Inc.	422,166	3,500
*	Collegium Pharmaceutical Inc.	116,573	2,869
	Phibro Animal Health Corp. Class A	75,763	2,859
*	Amphastar Pharmaceuticals Inc.	123,093	2,773
	HealthStream Inc.	84,565	2,457
*	AdaptHealth Corp. Class A	387,778	2,168
			702,710
Industrials (17.4%)
	Paycom Software Inc.	149,403	35,722
	Armstrong World Industries Inc.	153,750	26,534
	Federal Signal Corp.	219,764	25,712
	Arcosa Inc.	176,817	25,691
	Zurn Elkay Water Solutions Corp.	534,936	25,570
	ESCO Technologies Inc.	93,329	25,482
	Matson Inc.	109,016	24,508
*	Gates Industrial Corp. Ltd.	914,411	23,391
*	Lyft Inc. Class A	1,367,553	23,112
	Enpro Inc.	76,089	22,539
	Mobility Global Inc.	1,091,803	22,164
	JBT Marel Corp.	187,516	21,915
	Argan Inc.	50,273	21,366
*	Everus Construction Group Inc.	183,770	21,157
	VSE Corp.	101,020	21,081
*	Casella Waste Systems Inc. Class A	225,508	20,803
	Granite Construction Inc.	157,576	18,997
	Powell Industries Inc.	102,323	18,390
*	Construction Partners Inc. Class A	172,939	18,366
	CSW Industrials Inc.	59,358	18,339
*	AAR Corp.	141,355	18,276
	Rush Enterprises Inc. Class A	219,535	16,867
*	Mercury Systems Inc.	190,266	16,616
	Robert Half Inc.	361,804	16,404
*	MYR Group Inc.	56,066	16,339
	Korn Ferry	186,644	15,967
*	GEO Group Inc.	472,001	15,014
	AZZ Inc.	107,520	14,747
*	OPENLANE Inc.	407,515	14,508
	UniFirst Corp.	52,294	14,465
	Brady Corp. Class A	157,230	14,253
	Primoris Services Corp.	195,497	14,097
	Tutor Perini Corp.	159,194	14,092
	Atmus Filtration Technologies Inc.	294,275	13,899

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Franklin Electric Co. Inc.	136,721	13,684
*	Karman Holdings Inc.	329,371	13,652
	Mueller Water Products Inc. Class A	562,992	13,591
*	SkyWest Inc.	142,700	13,508
	Griffon Corp.	138,628	13,501
	WillScot Holdings Corp.	651,041	13,477
	Kadant Inc.	42,542	12,726
	Standex International Corp.	43,595	12,628
*	RXO Inc.	594,051	12,624
	HNI Corp.	251,206	12,166
*	CoreCivic Inc.	356,679	11,849
*	Amentum Holdings Inc.	555,120	11,097
	ArcBest Corp.	80,083	11,049
	ManpowerGroup Inc.	167,290	10,531
*	DNOW Inc.	656,565	10,525
*	Hayward Holdings Inc.	720,095	10,117
	Boise Cascade Co.	126,569	9,874
	ABM Industries Inc.	211,059	9,842
*	Resideo Technologies Inc.	500,909	9,698
	Hub Group Inc. Class A	217,869	8,686
*	DXP Enterprises Inc.	45,268	8,498
	Werner Enterprises Inc.	216,037	8,464
	Trinity Industries Inc.	285,908	8,240
	Kennametal Inc.	274,067	8,041
	Interface Inc. Class A	209,205	7,933
	Pitney Bowes Inc.	448,101	7,676
*	Sunrun Inc.	857,685	7,350
*	Midera Food Processing Inc.	149,984	7,031
	Insperity Inc.	130,658	6,971
	Enerpac Tool Group Corp. Class A	185,837	6,935
*	First Advantage Corp.	326,999	6,873
*	Proto Labs Inc.	85,781	6,868
	Worthington Enterprises Inc.	111,837	6,424
	Alamo Group Inc.	39,032	6,424
	Schneider National Inc. Class B	179,441	6,192
*	Allegiant Travel Co.	80,629	6,132
*	Masterbrand Inc.	731,877	6,038
	Albany International Corp. Class A	102,029	5,655
*	V2X Inc.	73,275	5,654
	MillerKnoll Inc.	246,266	5,563
*	Healthcare Services Group Inc.	247,437	5,441
*	Vestis Corp.	404,461	5,060
	Greenbrier Cos. Inc.	111,472	5,024
*	JetBlue Airways Corp.	1,072,259	4,932
*	Gibraltar Industries Inc.	106,828	4,806
	Concentrix Corp.	155,905	4,693
	Lindsay Corp.	37,396	4,297
	Tennant Co.	61,277	4,265
*	Upwork Inc.	444,002	4,009
	Deluxe Corp.	164,651	3,803
*	Liquidity Services Inc.	85,650	3,570
	Astec Industries Inc.	82,699	3,519
	Quanex Building Products Corp.	164,213	3,156
	Marten Transport Ltd.	207,825	2,997
	Apogee Enterprises Inc.	76,640	2,994
	National Presto Industries Inc.	19,208	2,914
*	Legalzoom.com Inc.	403,223	2,512
*	Verra Mobility Corp. Class A	550,620	2,439
	Heartland Express Inc.	163,818	2,025
			1,122,626
Information Technology (12.4%)
*	Viasat Inc.	489,298	32,915
*	FormFactor Inc.	280,909	28,262
*	Qorvo Inc.	288,916	27,759
	Ralliant Corp.	403,127	24,885
*	Plexus Corp.	96,341	23,071
*	EPAM Systems Inc.	188,104	22,164
*	ACI Worldwide Inc.	365,865	19,493
	RingCentral Inc. Class A	266,628	18,563

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
*	MaxLinear Inc. Class A	303,063	18,156
*	Box Inc. Class A	497,902	17,815
*	Enphase Energy Inc.	474,369	17,276
*	Insight Enterprises Inc.	108,693	17,067
*	Impinj Inc.	97,534	17,002
*	Itron Inc.	159,533	15,476
	Vishay Intertechnology Inc.	500,841	15,241
*	Tenable Holdings Inc.	395,685	15,095
	Kulicke & Soffa Industries Inc.	188,283	15,074
*	Diodes Inc.	165,294	15,009
*	ACM Research Inc. Class A	205,323	14,952
*,1	MARA Holdings Inc.	1,374,434	14,803
*	Q2 Holdings Inc.	225,152	14,644
	Clear Secure Inc. Class A	330,094	14,574
	Badger Meter Inc.	105,057	14,232
*	Mirion Technologies Inc. Class A	880,165	13,264
*	Axcelis Technologies Inc.	110,570	12,752
*,1	Life360 Inc.	292,166	12,522
*	OSI Systems Inc.	55,731	11,587
*	SPS Commerce Inc.	132,411	11,308
*	Ultra Clean Holdings Inc.	161,898	10,982
*	Cleanspark Inc.	923,025	10,726
*	Agilysys Inc.	92,037	10,714
*	Extreme Networks Inc.	471,460	10,603
*	Knowles Corp.	307,698	10,517
	Power Integrations Inc.	200,354	10,294
*	Alarm.com Holdings Inc.	178,433	10,271
*	Digi International Inc.	136,002	10,192
	Adeia Inc.	397,801	10,037
*	Teradata Corp.	339,551	9,847
*	Veeco Instruments Inc.	219,451	9,722
*	Five9 Inc.	275,613	9,525
*	NetScout Systems Inc.	244,285	9,486
	Benchmark Electronics Inc.	129,458	9,098
*	LiveRamp Holdings Inc.	227,050	8,564
*	Diebold Nixdorf Inc.	124,491	8,445
	ePlus Inc.	94,004	8,270
*	Penguin Solutions Inc.	166,015	8,148
*	Calix Inc.	209,270	7,977
*	Cohu Inc.	169,582	7,818
*	Rogers Corp.	59,691	7,495
*	SolarEdge Technologies Inc.	218,783	7,045
*	Progress Software Corp.	151,626	7,016
*	Ichor Holdings Ltd.	124,911	6,691
*	DXC Technology Co.	588,826	6,654
	A10 Networks Inc.	259,002	6,576
*	Blackbaud Inc.	126,919	6,100
*	PDF Solutions Inc.	135,786	6,040
*	Photronics Inc.	212,550	5,981
*	BlackLine Inc.	177,468	5,895
	CTS Corp.	103,063	5,820
*	ADI Global Distribution Inc.	250,811	5,485
*	Arlo Technologies Inc.	391,235	5,145
*	Everforth Inc.	147,248	4,774
*	Harmonic Inc.	390,802	4,682
	Napco Security Technologies Inc.	128,673	4,663
*	NCR Voyix Corp.	496,389	4,160
*	ScanSource Inc.	67,165	3,834
*	Sprinklr Inc. Class A	403,924	3,316
	PC Connection Inc.	41,031	3,277
*	Alpha & Omega Semiconductor Ltd.	89,766	2,214
*	Corsair Gaming Inc.	169,992	2,065
*	N-able Inc.	274,050	1,091
			802,216
Materials (4.3%)
	Eastman Chemical Co.	412,038	29,848
	Element Solutions Inc.	825,128	29,325
	Sensient Technologies Corp.	153,261	20,681
	Warrior Met Coal Inc.	190,101	20,577

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Balchem Corp.	115,659	20,343
	Celanese Corp.	394,637	17,948
	Materion Corp.	74,918	17,687
	HB Fuller Co.	196,510	10,798
*	Century Aluminum Co.	202,865	9,285
	Kaiser Aluminum Corp.	58,419	9,276
*	Alpha Metallurgical Resources Inc.	38,477	9,069
	Hawkins Inc.	75,030	9,024
*	Ingevity Corp.	125,043	8,664
	Chemours Co.	540,871	8,416
	Innospec Inc.	88,796	8,334
	Quaker Chemical Corp.	49,476	8,203
	Minerals Technologies Inc.	111,500	7,908
	FMC Corp.	450,405	5,193
	Stepan Co.	77,731	4,867
	United States Lime & Minerals Inc.	38,137	4,505
	Sylvamo Corp.	120,257	4,320
	Worthington Steel Inc.	116,903	4,027
*	O-I Glass Inc.	551,914	4,013
	Koppers Holdings Inc.	69,504	3,188
*	Metallus Inc.	128,702	2,512
			278,011
Real Estate (6.5%)
	Ryman Hospitality Properties Inc.	245,815	31,160
	Terreno Realty Corp.	383,011	25,359
	Macerich Co.	1,021,054	24,117
	Essential Properties Realty Trust Inc.	779,348	23,380
	Phillips Edison & Co. Inc.	454,319	17,559
	Millrose Properties Inc.	555,289	16,892
	Outfront Media Inc.	551,179	16,194
	Tanger Inc.	413,412	15,590
	Broadstone Net Lease Inc.	690,196	14,398
[1]	SL Green Realty Corp.	255,920	14,326
	LXP Industrial Trust	212,036	12,873
	Apple Hospitality REIT Inc.	789,719	12,596
	National Health Investors Inc.	174,350	12,398
	Highwoods Properties Inc.	396,602	12,136
*	Cushman & Wakefield Ltd.	842,629	11,367
	Curbline Properties Corp.	349,298	10,420
	Four Corners Property Trust Inc.	395,687	9,845
	Acadia Realty Trust	480,247	9,831
	Urban Edge Properties	454,143	9,610
	St. Joe Co.	142,436	9,415
	InvenTrust Properties Corp.	280,872	9,075
	DiamondRock Hospitality Co.	736,860	9,071
	Sunstone Hotel Investors Inc.	669,584	7,479
	LTC Properties Inc.	184,585	7,442
	Pebblebrook Hotel Trust	407,533	7,385
[1]	NETSTREIT Corp.	350,609	7,138
	Medical Properties Trust Inc.	1,763,453	7,001
	Douglas Emmett Inc.	603,658	6,978
	Global Net Lease Inc.	751,527	6,899
	Getty Realty Corp.	200,474	6,499
	Xenia Hotels & Resorts Inc.	332,426	6,233
	Innovative Industrial Properties Inc.	103,640	5,899
	Easterly Government Properties Inc. Class A	158,736	3,894
	American Assets Trust Inc.	170,226	3,823
	Centerspace	60,266	3,163
	Marcus & Millichap Inc.	84,752	2,683
	JBG SMITH Properties	210,343	2,535
	Safehold Inc.	164,441	2,490
	NexPoint Residential Trust Inc.	79,371	1,882
	Saul Centers Inc.	45,231	1,475
	AGNT Inc.	338,460	1,394
			419,904
Utilities (2.0%)
	MDU Resources Group Inc.	752,229	14,984
	Clearway Energy Inc. Class C	436,383	13,855
	Otter Tail Corp.	151,356	13,693

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	American States Water Co.	141,040	12,593
	Chesapeake Utilities Corp.	86,358	11,532
	Avista Corp.	297,835	11,068
	California Water Service Group	215,466	10,767
	MGE Energy Inc.	135,787	10,549
	H2O America	141,512	8,968
	Northwest Natural Holding Co.	151,657	7,442
*	Hawaiian Electric Industries Inc.	620,725	6,965
	Middlesex Water Co.	67,038	3,888
	Unitil Corp.	65,011	3,481
			129,785
Total Common Stocks (Cost $4,960,525)			6,438,395
Rights (0.0%)
*,2	OmniAb Inc. 12.5 Earnout	27,888	—
*,2	OmniAb Inc. 15 Earnout	27,888	—
Total Rights (Cost $—)			—
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[3,4]	Vanguard Market Liquidity Fund, 3.731% (Cost $38,300)	383,054	38,302
Total Investments (100.4%) (Cost $4,998,825)			6,476,697
Other Assets and Liabilities—Net (-0.4%)			(26,755)
Net Assets (100%)			6,449,942

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $30,178.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $31,952 was received for securities on loan.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2026	53	7,841	(161)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alkermes plc	8/31/2027	BANA	3,740	(3.630)	—	(171)

1Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Assets and Liabilities
As of August 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,960,525)	6,438,395
Affiliated Issuers (Cost $38,300)	38,302
Total Investments in Securities	6,476,697
Investment in Vanguard	138
Cash Collateral Pledged—Futures Contracts	495
Receivables for Investment Securities Sold	239
Receivables for Accrued Income	5,283
Receivables for Capital Shares Issued	552
Total Assets	6,483,404
Liabilities
Payables for Investment Securities Purchased	611
Collateral for Securities on Loan	31,952
Payables for Capital Shares Redeemed	524
Payables to Vanguard	163
Variation Margin Payable—Futures Contracts	41
Unrealized Depreciation—Over-the-Counter Swap Contracts	171
Total Liabilities	33,462
Net Assets	6,449,942
1 Includes $30,178 of securities on loan.
At August 31, 2026, net assets consisted of:

Paid-in Capital	5,986,818
Total Distributable Earnings (Loss)	463,124
Net Assets	6,449,942

ETF Shares—Net Assets
Applicable to 31,576,036 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,231,105
Net Asset Value Per Share—ETF Shares	$134.00

Institutional Shares—Net Assets
Applicable to 4,114,836 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,218,837
Net Asset Value Per Share—Institutional Shares	$539.23
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Operations

Year Ended August 31, 2026
($000)
Investment Income
Income
Dividends[1]	78,488
Interest[2]	166
Securities Lending—Net	258
Total Income	78,912
Expenses
The Vanguard Group—Note C
Investment Advisory Services	51
Management and Administrative—ETF Shares[3]	2,109
Management and Administrative—Institutional Shares[3]	427
Marketing and Distribution—ETF Shares	147
Marketing and Distribution—Institutional Shares	59
Custodian Fees	56
Auditing Fees	34
Accounting Fees[3]	52
Shareholders’ Reports—ETF Shares[3]	77
Shareholders’ Reports—Institutional Shares[3]	21
Trustees’ Fees and Expenses	3
Other Expenses	11
Total Expenses	3,047
Net Investment Income	75,865
Realized Net Gain (Loss)
Investment Securities Sold[2,4]	423,296
Futures Contracts	1,502
Swap Contracts	1,441
Realized Net Gain (Loss)	426,239
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	666,889
Futures Contracts	(214)
Swap Contracts	(171)
Change in Unrealized Appreciation (Depreciation)	666,504
Net Increase (Decrease) in Net Assets Resulting from Operations	1,168,608

1	Dividends are net of foreign withholding taxes of $127.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $121, $3, and ($2), respectively.
Purchases and sales are for temporary cash investment purposes.

3	Certain amounts previously included in Management and Administrative and Shareholders' Reports expenses are now presented as Accounting Fees.
4	Includes $613,231 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	75,865	65,702
Realized Net Gain (Loss)	426,239	93,744
Change in Unrealized Appreciation (Depreciation)	666,504	(4,419)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,168,608	155,027
Distributions
ETF Shares	(41,772)	(45,054)
Institutional Shares	(24,392)	(25,447)
Total Distributions	(66,164)	(70,501)
Capital Share Transactions
ETF Shares	494,535	57,706
Institutional Shares	155,534	(341,996)
Net Increase (Decrease) from Capital Share Transactions	650,069	(284,290)
Total Increase (Decrease)	1,752,513	(199,764)
Net Assets
Beginning of Period	4,697,429	4,897,193
End of Period	6,449,942	4,697,429
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023[1]	2022[1]
Net Asset Value, Beginning of Period	$109.46	$107.36	$92.94	$89.49	$103.20
Investment Operations
Net Investment Income[2]	1.668	1.456	1.613	1.495	1.273
Net Realized and Unrealized Gain (Loss) on Investments	24.380	2.218	14.266	3.266	(13.765)
Total from Investment Operations	26.048	3.674	15.879	4.761	(12.492)
Distributions
Dividends from Net Investment Income	(1.508)	(1.574)	(1.459)	(1.311)	(1.218)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.508)	(1.574)	(1.459)	(1.311)	(1.218)
Net Asset Value, End of Period	$134.00	$109.46	$107.36	$92.94	$89.49
Total Return	24.04%	3.46%	17.25%	5.44%	-12.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,231	$3,021	$2,915	$2,265	$2,027
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.10%	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	1.38%	1.40%	1.68%	1.67%	1.31%
Portfolio Turnover Rate[4]	29%	22%	26%	19%	12%

1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$440.45	$431.91	$373.91	$360.00	$415.16
Investment Operations
Net Investment Income[1]	6.881	6.169	6.551	6.087	5.226
Net Realized and Unrealized Gain (Loss) on Investments	98.124	8.738	57.388	13.135	(55.426)
Total from Investment Operations	105.005	14.907	63.939	19.222	(50.200)
Distributions
Dividends from Net Investment Income	(6.225)	(6.367)	(5.939)	(5.312)	(4.960)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(6.225)	(6.367)	(5.939)	(5.312)	(4.960)
Net Asset Value, End of Period	$539.23	$440.45	$431.91	$373.91	$360.00
Total Return	24.09%	3.49%	17.24%	5.46%	-12.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,219	$1,676	$1,982	$1,929	$1,996
Ratio of Total Expenses to Average Net Assets	0.03%	0.05%	0.08%	0.08%	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	1.42%	1.47%	1.70%	1.69%	1.34%
Portfolio Turnover Rate[3]	29%	22%	26%	19%	12%

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays or receives a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximately equal to the notional amount of the swap in high-quality temporary cash investments, as well as holds cash and other short-term receivables.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

S&P Small-Cap 600 Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the tax year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
From time to time, Vanguard and/or a fund's board of trustees may adjust a fund's fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the fund and its shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). The fund is not obligated to repay these amounts, and Vanguard is not obligated to continue or otherwise repeat these voluntary expense adjustments. Expense adjustments are generally calculated at, and returned to, each share class, as applicable.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2026, the fund had contributed to Vanguard capital in the amount of $138,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

S&P Small-Cap 600 Index Fund
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,438,395	—	—	6,438,395
Rights	—	—	—	—
Temporary Cash Investments	38,302	—	—	38,302
Total	6,476,697	—	—	6,476,697

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(161)	—	—	(161)
Swap Contracts	—	(171)	—	(171)
Total	(161)	(171)	—	(332)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	614,383
Total Distributable Earnings (Loss)	(614,383)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	46,101
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	1,456,856
Capital Loss Carryforwards	(1,039,833)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	463,124
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	66,164	70,501
Long-Term Capital Gains	—	—
Total	66,164	70,501

*	Includes short-term capital gains, if any.

S&P Small-Cap 600 Index Fund
As of August 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,019,841
Gross Unrealized Appreciation	1,829,851
Gross Unrealized Depreciation	(372,995)
Net Unrealized Appreciation (Depreciation)	1,456,856
F. During the year ended August 31, 2026, the fund purchased $1,772,120,000 of investment securities and sold $1,593,263,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,518,701,000 and $1,028,573,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2026, such purchases were $94,846,000 and sales were $142,305,000, resulting in net realized loss of $18,024,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G. Capital share transactions for each class of shares were:
	Year Ended August 31,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,554,402	12,961	636,993	6,075
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,059,867)	(8,985)	(579,287)	(5,625)
Net Increase (Decrease)—ETF Shares	494,535	3,976	57,706	450
Institutional Shares
Issued	534,811	1,096	221,062	534
Issued in Lieu of Cash Distributions	22,997	50	22,434	52
Redeemed	(402,274)	(837)	(585,492)	(1,370)
Net Increase (Decrease)—Institutional Shares	155,534	309	(341,996)	(784)
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Admiral Funds and Shareholders of Vanguard S&P Small-Cap 600 Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard S&P Small-Cap 600 Index Fund (one of the funds constituting Vanguard Admiral Funds, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For corporate shareholders, 89.0%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $53,834,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2025. Shareholders will be notified in January 2027 via IRS Form 1099 of the amounts for use in preparing their 2026 income tax return.
The fund hereby designates for the fiscal year $63,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates $12,330,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2025. Shareholders will be notified in January 2027 via IRS Form 1099 of the amounts for use in preparing their 2026 income tax return.

Q18450 102026

Financial Statements
For the year ended August 31, 2026
Vanguard S&P Small-Cap 600 Value Index Fund

Contents

S&P Small-Cap 600 Value Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Communication Services (4.0%)
	Match Group Inc.	499,301	20,297
	Versant Media Group Inc.	302,063	12,421
*	Lumen Technologies Inc.	1,115,932	6,975
	Telephone & Data Systems Inc.	207,056	6,974
*	People Inc.	133,602	5,114
	John Wiley & Sons Inc. Class A	83,817	4,391
*	Ziff Davis Inc.	78,844	4,348
	Iridium Communications Inc.	88,263	4,147
	Cinemark Holdings Inc.	85,871	3,058
*	Cargurus Inc. Class A	81,305	2,899
*	DoubleVerify Holdings Inc.	111,710	1,497
	Scholastic Corp.	35,066	1,346
	Shenandoah Telecommunications Co.	98,342	1,216
*	Yelp Inc. Class A	46,991	1,050
*	ZoomInfo Technologies Inc. Class A	233,221	989
*	QuinStreet Inc.	44,261	860
	Cogent Communications Holdings Inc.	46,938	448
			78,030
Consumer Discretionary (15.5%)
*	CarMax Inc.	303,755	18,629
*	Victoria's Secret & Co.	170,010	14,521
*	Mohawk Industries Inc.	109,595	14,056
	LKQ Corp.	545,380	13,689
*	Caesars Entertainment Inc.	435,971	12,948
	Pool Corp.	68,646	12,804
	Meritage Homes Corp.	142,778	9,913
*	Asbury Automotive Group Inc.	39,854	8,425
*	M/I Homes Inc.	54,776	8,151
*	Stride Inc.	89,682	7,775
*	Versigent plc	151,748	7,193
	Signet Jewelers Ltd.	85,767	7,057
	Group 1 Automotive Inc.	25,194	6,791
	Marriott Vacations Worldwide Corp.	58,810	6,131
	ADT Inc.	809,726	5,984
	Academy Sports & Outdoors Inc.	138,082	5,932
*	Champion Homes Inc.	63,922	5,706
	Newell Brands Inc.	909,506	5,684
	Advance Auto Parts Inc.	129,135	5,447
	Phinia Inc.	79,244	5,423
	LCI Industries	51,982	5,231
	Cheesecake Factory Inc.	45,987	5,035
*	Penn Entertainment Inc.	271,913	4,544
	Kohl's Corp.	240,278	4,282
	Strategic Education Inc.	47,874	3,966
*	Life Time Group Holdings Inc.	92,059	3,868
*	Goodyear Tire & Rubber Co.	615,284	3,858
	Kontoor Brands Inc.	50,071	3,776
	Century Communities Inc.	53,576	3,619
	Dana Inc.	118,808	3,562
	Wolverine World Wide Inc.	175,507	3,463
*	Sally Beauty Holdings Inc.	204,232	3,345
	American Eagle Outfitters Inc.	193,428	3,217
*	Adient plc	167,844	3,184
*	Dauch Corp.	508,085	3,181
	Patrick Industries Inc.	38,724	3,164
	Steven Madden Ltd.	68,831	2,972
*	Bright Horizons Family Solutions Inc.	38,282	2,840
[1]	Wendy's Co.	338,374	2,808
	La-Z-Boy Inc.	87,593	2,771
1

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Cracker Barrel Old Country Store Inc.	47,838	2,643
	G-III Apparel Group Ltd.	79,462	2,590
	Carter's Inc.	78,867	2,554
*	LGI Homes Inc.	43,754	2,448
	Sonic Automotive Inc. Class A	28,066	2,207
*	MarineMax Inc.	41,482	2,165
*	Pursuit Attractions & Hospitality Inc.	44,431	2,133
*	Peloton Interactive Inc. Class A	383,826	2,057
	Upbound Group Inc.	112,269	2,054
*	Under Armour Inc. Class A	404,265	2,037
*	Warby Parker Inc. Class A	81,856	2,014
*	Green Brick Partners Inc.	27,791	2,007
*	Sabre Corp.	845,778	1,835
*	Fox Factory Holding Corp.	89,727	1,833
	Winnebago Industries Inc.	60,476	1,820
*	Six Flags Entertainment Corp.	120,274	1,810
	Standard Motor Products Inc.	45,245	1,707
*	Callaway Golf Co.	105,213	1,653
*	BJ's Restaurants Inc.	24,728	1,572
	Perdoceo Education Corp.	44,185	1,469
*	Gentherm Inc.	36,784	1,445
	Matthews International Corp. Class A	66,830	1,388
*	Under Armour Inc. Class C	255,829	1,261
*	Universal Technical Institute Inc.	59,674	1,261
	Buckle Inc.	26,119	1,113
*	United Parks & Resorts Inc.	23,713	949
	Winmark Corp.	2,734	910
	Papa John's International Inc.	37,348	877
*	Dream Finders Homes Inc. Class A	59,381	834
			305,591
Consumer Staples (4.6%)
	Conagra Brands Inc.	1,024,116	16,406
	Lamb Weston Holdings Inc.	295,545	16,116
[1]	Campbell's Co.	421,202	9,974
*	United Natural Foods Inc.	130,040	5,704
	Andersons Inc.	72,217	4,685
*	Central Garden & Pet Co. Class A	109,875	4,088
	Flowers Foods Inc.	453,477	3,138
	Energizer Holdings Inc.	130,437	2,841
	Edgewell Personal Care Co.	98,630	2,833
	J & J Snack Foods Corp.	32,111	2,832
*	Freshpet Inc.	38,919	2,719
*	Grocery Outlet Holding Corp.	211,712	2,530
	WD-40 Co.	11,808	2,529
	Universal Corp.	53,341	2,427
*	Coty Inc. Class A	791,334	2,255
	Del Monte Corp.	70,250	2,226
*	Simply Good Foods Co.	178,116	2,039
	Interparfums Inc.	16,796	1,972
	Reynolds Consumer Products Inc.	64,555	1,494
	John B Sanfilippo & Son Inc.	19,473	1,435
	National Beverage Corp.	25,066	793
*	Central Garden & Pet Co.	17,329	745
			91,781
Energy (7.3%)
	SM Energy Co.	487,514	18,126
	Magnolia Oil & Gas Corp. Class A	492,347	13,220
	Core Natural Resources Inc.	107,897	11,038
	Patterson-UTI Energy Inc.	739,432	9,346
	California Resources Corp.	167,257	8,870
	Peabody Energy Corp.	260,711	7,740
	Crescent Energy Co. Class A	523,092	7,161
	Liberty Energy Inc. Class A	349,307	6,885
	Northern Oil & Gas Inc.	223,793	5,821
	Noble Corp. plc	126,799	5,811
	Helmerich & Payne Inc.	109,088	4,754
*	Talos Energy Inc.	264,408	4,564
*	Oceaneering International Inc.	87,536	4,531
*	Par Pacific Holdings Inc.	55,812	4,460
2

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Dorian LPG Ltd.	78,684	3,937
	World Kinect Corp.	109,923	3,930
	Cactus Inc. Class A	54,978	3,866
*	Gulfport Energy Corp.	19,627	3,522
	Kinetik Holdings Inc. Class A	58,165	3,189
*	Helix Energy Solutions Group Inc.	293,204	3,020
	Bristow Group Inc. Class A	55,127	2,502
*	Atlas Energy Solutions Inc.	165,720	2,171
*	Innovex International Inc.	47,831	1,467
	CVR Energy Inc.	33,579	1,406
	RPC Inc.	191,171	1,248
*	Comstock Resources Inc.	71,267	1,028
*	REX American Resources Corp.	18,809	773
			144,386
Financials (21.7%)
	Jackson Financial Inc. Class A	149,282	19,919
	Lincoln National Corp.	364,266	15,514
	Atlantic Union Bankshares Corp.	306,332	12,354
	Rithm Capital Corp.	1,195,062	11,986
	Eastern Bankshares Inc.	455,176	9,996
	Fulton Financial Corp.	405,036	9,502
	Bread Financial Holdings Inc.	86,488	9,035
	United Community Banks Inc.	256,189	8,926
	Cathay General Bancorp	143,490	8,783
	WesBanco Inc.	205,875	8,237
*	Genworth Financial Inc. Class A	819,814	8,149
	Renasant Corp.	197,507	8,080
	CVB Financial Corp.	358,820	7,955
	First Financial Bancorp	222,355	7,255
	Simmons First National Corp. Class A	310,532	7,012
	First Hawaiian Inc.	260,392	6,669
	First Interstate BancSystem Inc. Class A	180,906	6,659
	Provident Financial Services Inc.	278,935	6,527
	Bank of Hawaii Corp.	84,810	6,440
	Lazard Inc.	145,832	6,304
	HA Sustainable Infrastructure Capital Inc.	155,929	6,167
	NBT Bancorp Inc.	111,328	5,725
	MarketAxess Holdings Inc.	34,992	5,691
	WaFd Inc.	158,156	5,656
	Beacon Financial Corp.	179,406	5,571
	Banc of California Inc.	292,866	5,453
	Radian Group Inc.	142,311	5,103
	Banner Corp.	72,708	5,100
	Piper Sandler Cos.	66,537	4,994
	Ameris Bancorp	58,025	4,889
	Northwest Bancshares Inc.	313,193	4,789
	Western Union Co.	668,758	4,788
	Independent Bank Corp.	58,963	4,787
	Moelis & Co. Class A	68,454	4,660
	Blackstone Mortgage Trust Inc. Class A	334,502	4,650
	ServisFirst Bancshares Inc.	107,650	4,633
	First Commonwealth Financial Corp.	216,816	4,488
	Stewart Information Services Corp.	65,131	4,471
*	Encore Capital Group Inc.	45,891	4,452
	Victory Capital Holdings Inc. Class A	34,666	4,091
*	Credit Acceptance Corp.	6,770	4,060
	WSFS Financial Corp.	52,359	4,055
	National Bank Holdings Corp. Class A	95,878	3,959
	BGC Group Inc. Class A	324,361	3,896
	First Bancorp	138,109	3,850
	S&T Bancorp Inc.	77,010	3,810
	Hope Bancorp Inc.	273,643	3,774
	BankUnited Inc.	82,457	3,760
	Seacoast Banking Corp. of Florida	109,166	3,707
	Kemper Corp.	126,026	3,551
	Dime Commercial Bancshares Inc.	87,817	3,548
	Community Financial System Inc.	55,124	3,459
*	Remitly Global Inc.	129,350	3,459
*	Triumph Financial Inc.	48,411	3,449
3

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Park National Corp.	17,582	3,434
	Nicolet Bankshares Inc.	20,089	3,402
	Hilltop Holdings Inc.	87,703	3,337
	Merchants Bancorp	62,927	3,312
	PROG Holdings Inc.	85,759	3,270
	Assured Guaranty Ltd.	42,744	3,193
	First Bancorp (XNGS)	49,596	3,146
	Walker & Dunlop Inc.	73,483	2,978
	Artisan Partners Asset Management Inc. Class A	69,898	2,976
	Trustmark Corp.	63,976	2,938
*	NCR Atleos Corp.	60,006	2,755
	FB Financial Corp.	48,169	2,744
*	Customers Bancorp Inc.	34,339	2,685
	OFG Bancorp	50,648	2,636
	Tompkins Financial Corp.	27,090	2,631
	Cohen & Steers Inc.	32,084	2,588
	Heritage Financial Corp.	88,217	2,520
	Virtus Investment Partners Inc.	13,441	2,224
	Capitol Federal Financial Inc.	249,572	2,149
	Horace Mann Educators Corp.	41,481	2,111
	Central Pacific Financial Corp.	55,854	2,079
[1]	Arbor Realty Trust Inc.	411,617	2,062
	Hanmi Financial Corp.	63,200	1,959
	Employers Holdings Inc.	39,036	1,916
	Southside Bancshares Inc.	59,838	1,889
	F&G Annuities & Life Inc.	79,371	1,889
	BancFirst Corp.	16,485	1,801
	Westamerica Bancorp	28,643	1,663
	Lakeland Financial Corp.	27,715	1,638
	Eagle Bancorp Inc.	59,368	1,620
	Safety Insurance Group Inc.	15,393	1,597
*	Donnelley Financial Solutions Inc.	29,429	1,421
*	Payoneer Global Inc.	197,478	1,404
	Franklin BSP Realty Trust Inc.	164,847	1,380
	City Holding Co.	9,368	1,339
	Navient Corp.	138,900	1,321
	United Fire Group Inc.	24,098	1,298
	Enact Holdings Inc.	26,913	1,297
	TrustCo Bank Corp.	21,335	1,210
*	Goosehead Insurance Inc. Class A	16,223	1,114
*	Trupanion Inc.	24,747	721
	AMERISAFE Inc.	21,597	562
*	World Acceptance Corp.	1,911	351
			428,357
Health Care (6.7%)
	Teleflex Inc.	94,759	13,460
*	Integer Holdings Corp.	72,680	9,103
	Organon & Co.	562,102	7,735
*	Glaukos Corp.	38,973	6,998
*	Acadia Healthcare Co. Inc.	196,856	5,425
*	Neogen Corp.	465,930	5,386
*	Prestige Consumer Healthcare Inc.	101,408	5,251
*	ICU Medical Inc.	27,820	4,811
	Perrigo Co. plc	296,203	4,336
*	Xencor Inc.	158,710	4,327
	Concentra Group Holdings Parent Inc.	127,362	4,297
*	Merit Medical Systems Inc.	47,245	4,283
*	RadNet Inc.	54,535	4,135
*	Fortrea Holdings Inc.	202,494	3,720
*	Astrana Health Inc.	90,862	3,463
*	Omnicell Inc.	97,346	3,423
	CONMED Corp.	64,449	3,213
*	Enovis Corp.	123,213	3,030
*	AMN Healthcare Services Inc.	83,018	2,846
*	LifeStance Health Group Inc.	215,750	2,667
*	Amneal Pharmaceuticals Inc.	147,484	2,577
*	Integra LifeSciences Holdings Corp.	143,187	2,423
*	QuidelOrtho Corp.	145,926	2,106
*	NeoGenomics Inc.	117,030	2,096
4

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
*	Arcus Biosciences Inc.	68,709	2,012
*	Sarepta Therapeutics Inc.	88,100	1,853
*	CorVel Corp.	25,369	1,747
*	Supernus Pharmaceuticals Inc.	38,493	1,702
*	Vir Biotechnology Inc.	153,275	1,677
*	BioLife Solutions Inc.	42,328	1,569
*	Addus HomeCare Corp.	13,314	1,527
*	Tandem Diabetes Care Inc.	64,555	1,421
	US Physical Therapy Inc.	17,275	1,343
*	AdaptHealth Corp. Class A	230,954	1,291
*	Innoviva Inc.	61,580	1,279
*	STAAR Surgical Co.	51,189	1,156
*	Azenta Inc.	35,145	1,147
*	Certara Inc.	122,453	1,015
*	Amphastar Pharmaceuticals Inc.	34,881	786
	HealthStream Inc.	24,521	712
			133,348
Industrials (14.4%)
	Paycom Software Inc.	88,825	21,238
	Matson Inc.	64,777	14,563
	Rush Enterprises Inc. Class A	130,560	10,031
	Robert Half Inc.	215,197	9,757
	Korn Ferry	111,061	9,501
*	GEO Group Inc.	280,743	8,930
*	RXO Inc.	353,010	7,501
	Mobility Global Inc.	363,433	7,378
	HNI Corp.	149,479	7,239
*	CoreCivic Inc.	211,670	7,032
*	Amentum Holdings Inc.	329,460	6,586
	ArcBest Corp.	47,656	6,575
*	Gates Industrial Corp. Ltd.	249,973	6,394
	ManpowerGroup Inc.	99,547	6,266
*	DNOW Inc.	390,736	6,264
	Boise Cascade Co.	75,323	5,876
	ABM Industries Inc.	125,291	5,842
	Arcosa Inc.	37,832	5,497
	Hub Group Inc. Class A	129,669	5,170
	UniFirst Corp.	18,354	5,077
	Werner Enterprises Inc.	128,321	5,028
	Trinity Industries Inc.	170,179	4,905
	Kennametal Inc.	163,125	4,786
	CSW Industrials Inc.	14,807	4,575
*	Midera Food Processing Inc.	89,037	4,174
	Insperity Inc.	77,615	4,141
	Alamo Group Inc.	23,180	3,815
	Kadant Inc.	12,385	3,705
	Schneider National Inc. Class B	106,448	3,674
	Franklin Electric Co. Inc.	36,597	3,663
*	Allegiant Travel Co.	48,017	3,652
*	Masterbrand Inc.	434,565	3,585
	Albany International Corp. Class A	60,789	3,370
*	V2X Inc.	43,562	3,361
	MillerKnoll Inc.	146,359	3,306
	Griffon Corp.	33,811	3,293
	WillScot Holdings Corp.	156,964	3,249
*	Hayward Holdings Inc.	222,167	3,121
*	SkyWest Inc.	32,260	3,054
*	Vestis Corp.	240,353	3,007
	Greenbrier Cos. Inc.	66,221	2,985
*	JetBlue Airways Corp.	637,042	2,930
*	Gibraltar Industries Inc.	63,490	2,856
	Tutor Perini Corp.	32,164	2,847
	Mueller Water Products Inc. Class A	117,216	2,830
	Concentrix Corp.	92,701	2,790
	Atmus Filtration Technologies Inc.	54,187	2,559
	Lindsay Corp.	22,251	2,557
*	Resideo Technologies Inc.	131,191	2,540
	Pitney Bowes Inc.	141,337	2,421
	Deluxe Corp.	97,978	2,263
5

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
*	First Advantage Corp.	105,045	2,208
	Interface Inc. Class A	54,662	2,073
	Worthington Enterprises Inc.	35,855	2,060
	Quanex Building Products Corp.	97,320	1,870
	Marten Transport Ltd.	123,943	1,787
	Apogee Enterprises Inc.	45,450	1,775
	Enerpac Tool Group Corp. Class A	44,159	1,648
	Tennant Co.	20,804	1,448
	Heartland Express Inc.	97,928	1,210
	Astec Industries Inc.	25,610	1,090
*	Legalzoom.com Inc.	52,686	328
			285,256
Information Technology (10.8%)
*	EPAM Systems Inc.	111,827	13,177
*	Enphase Energy Inc.	282,112	10,275
*	Insight Enterprises Inc.	64,651	10,151
	Vishay Intertechnology Inc.	297,550	9,054
	Kulicke & Soffa Industries Inc.	112,019	8,968
*	Diodes Inc.	98,345	8,930
*	Plexus Corp.	32,072	7,680
	Ralliant Corp.	115,007	7,099
*	Ultra Clean Holdings Inc.	95,955	6,509
*	MaxLinear Inc. Class A	102,698	6,153
	Power Integrations Inc.	119,269	6,128
*	Qorvo Inc.	63,431	6,094
	Benchmark Electronics Inc.	76,797	5,397
*	Cohu Inc.	100,981	4,655
	RingCentral Inc. Class A	65,011	4,526
*	Rogers Corp.	35,533	4,462
*	Tenable Holdings Inc.	113,101	4,315
*	Five9 Inc.	124,551	4,304
*	Ichor Holdings Ltd.	74,383	3,985
*	MARA Holdings Inc.	367,257	3,955
*	DXC Technology Co.	349,919	3,954
*	ACI Worldwide Inc.	73,984	3,942
*	Box Inc. Class A	103,719	3,711
*	Photronics Inc.	126,218	3,552
*	Itron Inc.	34,167	3,315
*	Q2 Holdings Inc.	49,575	3,224
*	Everforth Inc.	87,752	2,845
*	Veeco Instruments Inc.	64,013	2,836
*	Harmonic Inc.	232,219	2,782
*	Axcelis Technologies Inc.	23,682	2,731
*	Knowles Corp.	78,741	2,691
*	SPS Commerce Inc.	31,429	2,684
*	Cleanspark Inc.	230,685	2,681
*	NetScout Systems Inc.	68,322	2,653
*	Alarm.com Holdings Inc.	44,460	2,559
*	Teradata Corp.	86,596	2,511
*	Penguin Solutions Inc.	50,407	2,474
*	NCR Voyix Corp.	294,945	2,472
*	ScanSource Inc.	40,017	2,285
*	Extreme Networks Inc.	97,950	2,203
	PC Connection Inc.	24,289	1,940
	CTS Corp.	34,261	1,935
	ePlus Inc.	20,719	1,823
*	Blackbaud Inc.	37,768	1,815
*	Diebold Nixdorf Inc.	26,699	1,811
*	SolarEdge Technologies Inc.	53,350	1,718
*	ADI Global Distribution Inc.	65,644	1,436
*	Progress Software Corp.	28,824	1,334
	A10 Networks Inc.	52,432	1,331
*	Alpha & Omega Semiconductor Ltd.	53,206	1,312
*	Corsair Gaming Inc.	100,648	1,223
	Napco Security Technologies Inc.	25,979	941
*	N-able Inc.	79,246	315
			212,856
Materials (5.6%)
	Eastman Chemical Co.	244,764	17,731
6

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Element Solutions Inc.	245,079	8,710
	Celanese Corp.	164,734	7,492
	Warrior Met Coal Inc.	64,422	6,973
	HB Fuller Co.	116,630	6,409
	Kaiser Aluminum Corp.	34,655	5,502
*	Alpha Metallurgical Resources Inc.	22,862	5,389
	Chemours Co.	321,892	5,009
	Balchem Corp.	28,197	4,959
	Innospec Inc.	52,722	4,948
	Quaker Chemical Corp.	29,366	4,869
	Materion Corp.	20,036	4,730
	Minerals Technologies Inc.	66,375	4,707
	FMC Corp.	267,639	3,086
	Stepan Co.	46,184	2,892
	Sylvamo Corp.	71,439	2,566
	Worthington Steel Inc.	69,586	2,397
*	O-I Glass Inc.	328,069	2,385
*	Ingevity Corp.	31,998	2,217
*	Century Aluminum Co.	47,082	2,155
	Koppers Holdings Inc.	41,151	1,888
	Hawkins Inc.	14,749	1,774
*	Metallus Inc.	76,679	1,497
	United States Lime & Minerals Inc.	6,576	777
			111,062
Real Estate (6.9%)
	SL Green Realty Corp.	152,244	8,523
	Apple Hospitality REIT Inc.	469,949	7,496
	Highwoods Properties Inc.	236,044	7,223
	Macerich Co.	291,251	6,879
*	Cushman & Wakefield Ltd.	501,522	6,766
	Broadstone Net Lease Inc.	303,762	6,336
	Acadia Realty Trust	285,797	5,850
	Essential Properties Realty Trust Inc.	152,751	4,582
	Terreno Realty Corp.	68,269	4,520
	Sunstone Hotel Investors Inc.	398,775	4,454
	Pebblebrook Hotel Trust	242,679	4,397
	Phillips Edison & Co. Inc.	113,281	4,378
	Medical Properties Trust Inc.	1,049,826	4,168
	Douglas Emmett Inc.	358,507	4,144
	Millrose Properties Inc.	135,347	4,117
	Global Net Lease Inc.	447,258	4,106
	InvenTrust Properties Corp.	123,456	3,989
	LXP Industrial Trust	59,314	3,601
	Innovative Industrial Properties Inc.	61,593	3,506
	Tanger Inc.	83,604	3,153
	Four Corners Property Trust Inc.	124,508	3,098
	Outfront Media Inc.	104,920	3,083
	Urban Edge Properties	140,266	2,968
	National Health Investors Inc.	41,501	2,951
	DiamondRock Hospitality Co.	223,222	2,748
	Easterly Government Properties Inc. Class A	94,283	2,313
[1]	NETSTREIT Corp.	112,397	2,288
	American Assets Trust Inc.	101,316	2,276
	Xenia Hotels & Resorts Inc.	106,591	1,999
	Getty Realty Corp.	59,516	1,929
	LTC Properties Inc.	43,801	1,766
	Marcus & Millichap Inc.	50,147	1,588
	Safehold Inc.	98,161	1,486
	Centerspace	18,702	982
	AGNT Inc.	200,622	827
	JBG SMITH Properties	49,884	601
	NexPoint Residential Trust Inc.	25,311	600
	Saul Centers Inc.	11,775	384
			136,075
Utilities (2.2%)
	MDU Resources Group Inc.	447,398	8,912
	H2O America	84,193	5,335
	Otter Tail Corp.	49,430	4,472
*	Hawaiian Electric Industries Inc.	369,538	4,146
7

S&P Small-Cap 600 Value Index Fund
	Shares	Market Value• ($000)
Avista Corp.	93,756	3,484
California Water Service Group	66,617	3,329
MGE Energy Inc.	40,399	3,139
Chesapeake Utilities Corp.	20,550	2,744
American States Water Co.	29,355	2,621
Northwest Natural Holding Co.	42,322	2,077
Unitil Corp.	38,496	2,061
Middlesex Water Co.	18,331	1,063
		43,383
Total Common Stocks (Cost $1,672,630)		1,970,125
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3] Vanguard Market Liquidity Fund, 3.731% (Cost $10,122)	101,230	10,122
Total Investments (100.2%) (Cost $1,682,752)		1,980,247
Other Assets and Liabilities—Net (-0.2%)		(3,667)
Net Assets (100%)		1,976,580

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,746.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $6,128 was received for securities on loan.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2026	18	2,663	(66)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Celanese Corp.	8/31/2027	BANA	3,116	(3.630)	66	—
WillScot Holdings Corp.	8/31/2027	BANA	617	(3.630)	—	(17)
					66	(17)

1Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
8

S&P Small-Cap 600 Value Index Fund
Statement of Assets and Liabilities
As of August 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,672,630)	1,970,125
Affiliated Issuers (Cost $10,122)	10,122
Total Investments in Securities	1,980,247
Investment in Vanguard	42
Cash	9
Cash Collateral Pledged—Futures Contracts	180
Receivables for Investment Securities Sold	142
Receivables for Accrued Income	2,343
Unrealized Appreciation—Over-the-Counter Swap Contracts	66
Total Assets	1,983,029
Liabilities
Payables for Investment Securities Purchased	193
Collateral for Securities on Loan	6,128
Payables for Capital Shares Redeemed	12
Payables to Vanguard	84
Variation Margin Payable—Futures Contracts	15
Unrealized Depreciation—Over-the-Counter Swap Contracts	17
Total Liabilities	6,449
Net Assets	1,976,580
1 Includes $5,746 of securities on loan.
At August 31, 2026, net assets consisted of:

Paid-in Capital	2,227,493
Total Distributable Earnings (Loss)	(250,913)
Net Assets	1,976,580

ETF Shares—Net Assets
Applicable to 15,942,512 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,870,232
Net Asset Value Per Share—ETF Shares	$117.31

Institutional Shares—Net Assets
Applicable to 216,552 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	106,348
Net Asset Value Per Share—Institutional Shares	$491.10
See accompanying Notes, which are an integral part of the Financial Statements.
9

S&P Small-Cap 600 Value Index Fund
Statement of Operations

Year Ended August 31, 2026
($000)
Investment Income
Income
Dividends[1]	32,917
Interest[2]	162
Securities Lending—Net	106
Total Income	33,185
Expenses
The Vanguard Group—Note C
Investment Advisory Services	17
Management and Administrative—ETF Shares[3]	1,364
Management and Administrative—Institutional Shares[3]	11
Marketing and Distribution—ETF Shares	74
Marketing and Distribution—Institutional Shares	3
Custodian Fees	36
Auditing Fees	34
Accounting Fees[3]	51
Shareholders’ Reports—ETF Shares[3]	37
Shareholders’ Reports—Institutional Shares[3]	1
Trustees’ Fees and Expenses	1
Other Expenses	13
Total Expenses	1,642
Net Investment Income	31,543
Realized Net Gain (Loss)
Investment Securities Sold[2,4]	125,473
Futures Contracts	644
Swap Contracts	(1,361)
Realized Net Gain (Loss)	124,756
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	244,670
Futures Contracts	(169)
Swap Contracts	49
Change in Unrealized Appreciation (Depreciation)	244,550
Net Increase (Decrease) in Net Assets Resulting from Operations	400,849

1	Dividends are net of foreign withholding taxes of $47.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $141, $3, and ($1), respectively.
Purchases and sales are for temporary cash investment purposes.

3	Certain amounts previously included in Management and Administrative and Shareholders' Reports expenses are now presented as Accounting Fees.
4	Includes $206,697 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
10

S&P Small-Cap 600 Value Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	31,543	23,577
Realized Net Gain (Loss)	124,756	85,192
Change in Unrealized Appreciation (Depreciation)	244,550	(47,478)
Net Increase (Decrease) in Net Assets Resulting from Operations	400,849	61,291
Distributions
ETF Shares	(29,764)	(23,412)
Institutional Shares	(1,288)	(725)
Total Distributions	(31,052)	(24,137)
Capital Share Transactions
ETF Shares	122,655	(42,664)
Institutional Shares	56,200	(22,389)
Net Increase (Decrease) from Capital Share Transactions	178,855	(65,053)
Total Increase (Decrease)	548,652	(27,899)
Net Assets
Beginning of Period	1,427,928	1,455,827
End of Period	1,976,580	1,427,928
See accompanying Notes, which are an integral part of the Financial Statements.
11

S&P Small-Cap 600 Value Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023[1]	2022[1]
Net Asset Value, Beginning of Period	$94.36	$92.26	$82.73	$80.11	$88.82
Investment Operations
Net Investment Income[2]	1.961	1.540	1.718	1.529	1.372
Net Realized and Unrealized Gain (Loss) on Investments	22.947	2.134	9.595	2.600	(8.648)
Total from Investment Operations	24.908	3.674	11.313	4.129	(7.276)
Distributions
Dividends from Net Investment Income	(1.958)	(1.574)	(1.783)	(1.509)	(1.434)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.958)	(1.574)	(1.783)	(1.509)	(1.434)
Net Asset Value, End of Period	$117.31	$94.36	$92.26	$82.73	$80.11
Total Return	26.73%	4.07%	13.93%	5.29%	-8.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,870	$1,394	$1,400	$1,278	$1,250
Ratio of Total Expenses to Average Net Assets	0.10%	0.12%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.86%	1.72%	2.05%	1.89%	1.59%
Portfolio Turnover Rate[3]	49%	47%	52%	45%	36%

1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
12

S&P Small-Cap 600 Value Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$395.00	$386.22	$346.33	$335.40	$371.84
Investment Operations
Net Investment Income[1]	8.388	6.954	7.424	6.654	5.824
Net Realized and Unrealized Gain (Loss) on Investments	96.201	8.676	40.170	10.833	(36.009)
Total from Investment Operations	104.589	15.630	47.594	17.487	(30.185)
Distributions
Dividends from Net Investment Income	(8.489)	(6.850)	(7.704)	(6.557)	(6.255)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(8.489)	(6.850)	(7.704)	(6.557)	(6.255)
Net Asset Value, End of Period	$491.10	$395.00	$386.22	$346.33	$335.40
Total Return	26.82%	4.14%	14.00%	5.39%	-8.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$106	$34	$56	$53	$53
Ratio of Total Expenses to Average Net Assets	0.03%	0.05%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.86%	1.86%	2.12%	1.96%	1.61%
Portfolio Turnover Rate[2]	49%	47%	52%	45%	36%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
13

S&P Small-Cap 600 Value Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays or receives a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximately equal to the notional amount of the swap in high-quality temporary cash investments, as well as holds cash and other short-term receivables.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
14

S&P Small-Cap 600 Value Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the tax year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
From time to time, Vanguard and/or a fund's board of trustees may adjust a fund's fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the fund and its shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). The fund is not obligated to repay these amounts, and Vanguard is not obligated to continue or otherwise repeat these voluntary expense adjustments. Expense adjustments are generally calculated at, and returned to, each share class, as applicable.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2026, the fund had contributed to Vanguard capital in the amount of $42,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
15

S&P Small-Cap 600 Value Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,970,125	—	—	1,970,125
Temporary Cash Investments	10,122	—	—	10,122
Total	1,980,247	—	—	1,980,247

Derivative Financial Instruments
Assets
Swap Contracts	—	66	—	66
Liabilities
Futures Contracts[1]	(66)	—	—	(66)
Swap Contracts	—	(17)	—	(17)
Total	(66)	(17)	—	(83)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	206,537
Total Distributable Earnings (Loss)	(206,537)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	3,500
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	294,892
Capital Loss Carryforwards	(549,305)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(250,913)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	31,052	24,137
Long-Term Capital Gains	—	—
Total	31,052	24,137

*	Includes short-term capital gains, if any.
16

S&P Small-Cap 600 Value Index Fund
As of August 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,685,355
Gross Unrealized Appreciation	382,284
Gross Unrealized Depreciation	(87,392)
Net Unrealized Appreciation (Depreciation)	294,892
F. During the year ended August 31, 2026, the fund purchased $919,041,000 of investment securities and sold $827,939,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $560,966,000 and $464,845,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2026, such purchases were $279,031,000 and sales were $166,692,000, resulting in net realized gain of $2,423,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G. Capital share transactions for each class of shares were:
	Year Ended August 31,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	588,672	5,791	526,522	5,715
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(466,017)	(4,620)	(569,186)	(6,120)
Net Increase (Decrease)—ETF Shares	122,655	1,171	(42,664)	(405)
Institutional Shares
Issued	68,187	157	3,582	10
Issued in Lieu of Cash Distributions	1,103	3	500	1
Redeemed	(13,090)	(29)	(26,471)	(69)
Net Increase (Decrease)—Institutional Shares	56,200	131	(22,389)	(58)
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At August 31, 2026, one shareholder was the record or beneficial owner of 30% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
17

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Admiral Funds and Shareholders of Vanguard S&P Small-Cap 600 Value Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard S&P Small-Cap 600 Value Index Fund (one of the funds constituting Vanguard Admiral Funds, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
18

Tax information (unaudited)
For corporate shareholders, 84.4%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $21,775,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2025. Shareholders will be notified in January 2027 via IRS Form 1099 of the amounts for use in preparing their 2026 income tax return.
The fund hereby designates for the fiscal year $73,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates $3,297,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2025. Shareholders will be notified in January 2027 via IRS Form 1099 of the amounts for use in preparing their 2026 income tax return.

Q18460 102026
19

Financial Statements
For the year ended August 31, 2026
Vanguard S&P Small-Cap 600 Growth Index Fund

Contents

S&P Small-Cap 600 Growth Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (3.0%)
*	Madison Square Garden Sports Corp.	22,420	8,626
*	Sphere Entertainment Co.	33,535	4,571
	Iridium Communications Inc.	80,404	3,777
*	Lumen Technologies Inc.	531,774	3,324
	Cinemark Holdings Inc.	78,226	2,786
*	Uniti Group Inc.	227,038	2,252
*	Cargurus Inc. Class A	47,356	1,689
*	TripAdvisor Inc.	145,064	1,381
*	DoubleVerify Holdings Inc.	93,690	1,255
*	QuinStreet Inc.	45,833	891
*	Yelp Inc. Class A	37,774	844
*	ZoomInfo Technologies Inc. Class A	187,531	795
	Cogent Communications Holdings Inc.	32,154	307
			32,498
Consumer Discretionary (12.2%)
*	Brinker International Inc.	53,468	12,217
*	Etsy Inc.	118,306	9,622
*	Frontdoor Inc.	87,562	7,081
	Installed Building Products Inc.	28,041	6,809
*	Laureate Education Inc.	158,804	5,960
*	Life Time Group Holdings Inc.	137,869	5,793
*	Boot Barn Holdings Inc.	37,833	5,699
*	Covista Inc.	42,427	5,614
*	Cavco Industries Inc.	9,676	5,410
*	Urban Outfitters Inc.	64,030	5,167
*	Dorman Products Inc.	33,903	4,368
*	Shake Shack Inc. Class A	50,304	3,465
*	Rush Street Interactive Inc. Class A	129,788	3,343
	Red Rock Resorts Inc. Class A	59,133	3,321
	Cheesecake Factory Inc.	30,206	3,307
*	Bright Horizons Family Solutions Inc.	43,275	3,210
	OneSpaWorld Holdings Ltd.	126,559	3,143
	Acushnet Holdings Corp.	34,308	2,964
*	Champion Homes Inc.	31,713	2,831
	Kontoor Brands Inc.	34,234	2,582
*	Sonos Inc.	148,516	2,317
	Steven Madden Ltd.	51,023	2,203
	Dana Inc.	66,482	1,993
*	Warby Parker Inc. Class A	77,811	1,914
	Monarch Casino & Resort Inc.	15,046	1,812
	ADT Inc.	232,311	1,717
*	Callaway Golf Co.	109,003	1,712
*	National Vision Holdings Inc.	99,879	1,706
*	Peloton Interactive Inc. Class A	296,435	1,589
	Perdoceo Education Corp.	47,765	1,588
*	Green Brick Partners Inc.	21,462	1,550
*	XPEL Inc.	31,268	1,540
	Patrick Industries Inc.	18,453	1,508
	American Eagle Outfitters Inc.	81,579	1,357
	Buckle Inc.	22,816	972
*	Six Flags Entertainment Corp.	57,336	863
*	BJ's Restaurants Inc.	11,790	750
	Winmark Corp.	2,110	702
*	Gentherm Inc.	16,822	661
*	United Parks & Resorts Inc.	15,572	623
*	Universal Technical Institute Inc.	28,419	601
	Papa John's International Inc.	19,278	453
			132,037
1

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
Consumer Staples (2.5%)
	PriceSmart Inc.	31,558	5,365
*	Chefs' Warehouse Inc.	45,245	5,089
	Cal-Maine Foods Inc.	55,520	4,382
*	Vita Coco Co. Inc.	54,825	3,219
*	Freshpet Inc.	38,598	2,696
	WD-40 Co.	9,896	2,119
	Interparfums Inc.	12,972	1,523
	Tootsie Roll Industries Inc.	25,240	1,031
	Reynolds Consumer Products Inc.	30,745	712
	National Beverage Corp.	14,593	462
			26,598
Energy (5.1%)
	Kodiak Gas Services Inc.	122,040	7,172
	Archrock Inc.	218,495	6,887
*	Tidewater Inc.	57,658	5,369
	International Seaways Inc.	50,607	4,992
*,1	Centrus Energy Corp. Class A	23,629	4,050
	Cactus Inc. Class A	54,522	3,834
	Noble Corp. plc	83,280	3,817
*	Oceaneering International Inc.	73,367	3,798
	Solaris Energy Infrastructure Inc. Class A	68,440	3,475
	Helmerich & Payne Inc.	61,044	2,660
*	Par Pacific Holdings Inc.	30,006	2,398
	Kinetik Holdings Inc. Class A	31,272	1,715
*	Gulfport Energy Corp.	6,714	1,205
*	REX American Resources Corp.	24,367	1,001
*	Comstock Resources Inc.	57,339	827
	CVR Energy Inc.	18,047	755
*	Innovex International Inc.	20,163	618
			54,573
Financials (16.3%)
*	StoneX Group Inc.	131,899	9,032
*	Enova International Inc.	31,023	7,034
*	Axos Financial Inc.	70,919	6,864
	Virtu Financial Inc. Class A	101,982	6,694
	PJT Partners Inc. Class A	32,195	5,808
	StepStone Group Inc. Class A	91,922	4,804
*	Dave Inc.	12,933	4,650
	Victory Capital Holdings Inc. Class A	37,497	4,425
	Palomar Holdings Inc.	33,043	4,381
*	NMI Holdings Inc. Class A	94,712	4,200
	MarketAxess Holdings Inc.	23,924	3,891
	Ameris Bancorp	44,799	3,774
	WisdomTree Inc.	156,871	3,774
*	Remitly Global Inc.	139,913	3,741
	Moelis & Co. Class A	52,850	3,597
	Piper Sandler Cos.	45,493	3,415
	Mercury General Corp.	33,146	3,380
*	Bancorp Inc.	51,903	3,374
	BGC Group Inc. Class A	271,860	3,265
*	SiriusPoint Ltd.	130,420	3,155
	First Bancorp	111,071	3,097
	Acadian Asset Management Inc.	32,869	3,096
	Radian Group Inc.	82,888	2,972
	HA Sustainable Infrastructure Capital Inc.	68,511	2,710
	ServisFirst Bancshares Inc.	62,660	2,697
	WSFS Financial Corp.	34,388	2,663
*	NCR Atleos Corp.	57,028	2,619
*	Sezzle Inc.	20,960	2,527
	ARMOUR Residential REIT Inc.	154,646	2,508
	HCI Group Inc.	13,158	2,444
*	EZCORP Inc. Class A	73,013	2,360
	Lazard Inc.	54,302	2,347
	EVERTEC Inc.	76,822	2,276
	Nicolet Bankshares Inc.	12,676	2,147
	Pathward Financial Inc.	26,318	2,144
	Independent Bank Corp.	25,907	2,103
	Community Financial System Inc.	33,417	2,097
2

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
	Ellington Financial Inc.	156,332	2,092
	Artisan Partners Asset Management Inc. Class A	47,793	2,035
	Assured Guaranty Ltd.	26,970	2,015
*	Credit Acceptance Corp.	3,359	2,015
	BankUnited Inc.	42,588	1,942
	Park National Corp.	9,838	1,921
	Seacoast Banking Corp. of Florida	56,382	1,914
	BancFirst Corp.	16,356	1,786
	City Holding Co.	12,139	1,735
	Trustmark Corp.	35,802	1,644
*	Payoneer Global Inc.	223,123	1,586
*	Customers Bancorp Inc.	19,217	1,502
	First Bancorp (XNGS)	22,698	1,440
	Preferred Bank	13,731	1,406
*	Goosehead Insurance Inc. Class A	20,067	1,378
	Horace Mann Educators Corp.	26,178	1,332
	Cohen & Steers Inc.	15,919	1,284
	FB Financial Corp.	22,047	1,256
	OFG Bancorp	23,180	1,207
	Adamas Trust Inc.	104,188	1,015
	PennyMac Mortgage Investment Trust	108,718	1,013
	Safety Insurance Group Inc.	9,336	969
	Enact Holdings Inc.	19,143	923
	Lakeland Financial Corp.	14,911	881
*	Trupanion Inc.	27,994	816
	Westamerica Bancorp	12,592	731
	United Fire Group Inc.	13,479	726
*	Donnelley Financial Solutions Inc.	14,015	677
	TrustCo Bank Corp.	9,369	531
*	World Acceptance Corp.	2,255	414
	AMERISAFE Inc.	10,714	279
			176,530
Health Care (15.4%)
*	Corcept Therapeutics Inc.	119,113	13,502
*	Protagonist Therapeutics Inc.	75,366	11,135
*	Alkermes plc	207,792	9,764
*	Glaukos Corp.	50,524	9,072
*	TG Therapeutics Inc.	164,317	8,922
*	PTC Therapeutics Inc.	103,411	7,191
*	Ligand Pharmaceuticals Inc.	24,986	7,099
*	Liquidia Corp.	87,584	5,971
*	Indivior Pharmaceuticals Inc.	151,999	5,309
*	ACADIA Pharmaceuticals Inc.	157,974	4,567
*	Veracyte Inc.	99,478	4,297
*	RadNet Inc.	56,467	4,281
*	Merit Medical Systems Inc.	46,855	4,248
*	Waystar Holding Corp.	143,462	3,756
*	TransMedics Group Inc.	43,087	3,657
	National HealthCare Corp.	15,580	3,374
*	Privia Health Group Inc.	147,669	3,026
*	UFP Technologies Inc.	9,646	2,874
*	Alignment Healthcare Inc.	206,186	2,763
*	ADMA Biologics Inc.	288,948	2,713
*	Pediatrix Medical Group Inc.	99,968	2,622
*	ICU Medical Inc.	14,957	2,587
*	Vericel Corp.	63,665	2,540
	Concentra Group Holdings Parent Inc.	74,181	2,503
*	Progyny Inc.	90,819	2,324
*	Amneal Pharmaceuticals Inc.	128,861	2,251
*	Supernus Pharmaceuticals Inc.	49,926	2,207
	LeMaitre Vascular Inc.	26,209	2,104
*	Inspire Medical Systems Inc.	32,688	2,059
*	Arcus Biosciences Inc.	68,161	1,996
*	LifeStance Health Group Inc.	159,943	1,977
*	Harmony Biosciences Holdings Inc.	49,801	1,961
*	Addus HomeCare Corp.	15,043	1,725
*	Sarepta Therapeutics Inc.	80,288	1,689
*	NeoGenomics Inc.	94,153	1,686
*	ANI Pharmaceuticals Inc.	22,736	1,665
3

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
*	CorVel Corp.	24,118	1,661
*	Artivion Inc.	53,256	1,437
*	Schrodinger Inc.	71,106	1,387
*	Pacira BioSciences Inc.	49,055	1,271
*	Innoviva Inc.	51,576	1,071
*	Tandem Diabetes Care Inc.	47,843	1,053
*	Azenta Inc.	30,685	1,002
*	Collegium Pharmaceutical Inc.	40,435	995
	Phibro Animal Health Corp. Class A	26,266	991
*	BioLife Solutions Inc.	24,667	914
*	STAAR Surgical Co.	32,277	729
	US Physical Therapy Inc.	8,917	693
*	Vir Biotechnology Inc.	62,068	679
*	Certara Inc.	74,187	615
*	Amphastar Pharmaceuticals Inc.	22,011	496
	HealthStream Inc.	14,863	432
			166,843
Industrials (20.5%)
	Armstrong World Industries Inc.	53,206	9,182
	Federal Signal Corp.	76,051	8,898
	Zurn Elkay Water Solutions Corp.	185,152	8,850
	ESCO Technologies Inc.	32,298	8,818
*	Lyft Inc. Class A	473,345	8,000
	Enpro Inc.	26,339	7,802
	JBT Marel Corp.	64,913	7,586
	Argan Inc.	17,404	7,397
*	Everus Construction Group Inc.	63,633	7,326
	VSE Corp.	34,977	7,299
*	Casella Waste Systems Inc. Class A	78,069	7,202
	Granite Construction Inc.	54,539	6,575
	Powell Industries Inc.	35,426	6,367
*	Construction Partners Inc. Class A	59,824	6,353
*	AAR Corp.	48,905	6,323
*	Mercury Systems Inc.	65,872	5,753
	Arcosa Inc.	39,172	5,692
*	MYR Group Inc.	19,413	5,657
	AZZ Inc.	37,250	5,109
*	OPENLANE Inc.	141,147	5,025
	Brady Corp. Class A	54,466	4,937
	Primoris Services Corp.	67,640	4,878
*	Karman Holdings Inc.	114,000	4,725
	Standex International Corp.	15,103	4,375
*	Gates Industrial Corp. Ltd.	170,913	4,372
	CSW Industrials Inc.	11,909	3,679
	Mobility Global Inc.	166,317	3,376
	Atmus Filtration Technologies Inc.	70,255	3,318
	Tutor Perini Corp.	36,366	3,219
	Mueller Water Products Inc. Class A	126,797	3,061
*	DXP Enterprises Inc.	15,658	2,939
*	SkyWest Inc.	30,654	2,902
	Griffon Corp.	28,340	2,760
	Franklin Electric Co. Inc.	26,054	2,608
*	Sunrun Inc.	297,395	2,549
	WillScot Holdings Corp.	117,335	2,429
*	Proto Labs Inc.	29,664	2,375
	Kadant Inc.	7,508	2,246
	UniFirst Corp.	7,428	2,055
*	Resideo Technologies Inc.	97,261	1,883
*	Healthcare Services Group Inc.	85,578	1,882
*	Hayward Holdings Inc.	119,447	1,678
	Interface Inc. Class A	40,532	1,537
	Enerpac Tool Group Corp. Class A	38,555	1,439
*	Upwork Inc.	153,988	1,390
	Pitney Bowes Inc.	73,012	1,251
*	Liquidity Services Inc.	29,543	1,231
*	First Advantage Corp.	52,137	1,096
	Worthington Enterprises Inc.	17,795	1,022
	National Presto Industries Inc.	6,609	1,003
*	Verra Mobility Corp. Class A	189,383	839
4

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
*	Legalzoom.com Inc.	108,494	676
	Tennant Co.	9,134	636
	Astec Industries Inc.	13,760	585
			222,165
Information Technology (14.1%)
*	Viasat Inc.	169,338	11,391
*	FormFactor Inc.	97,186	9,778
*	Qorvo Inc.	62,905	6,044
*	Impinj Inc.	33,796	5,891
*	ACM Research Inc. Class A	71,142	5,181
	Clear Secure Inc. Class A	114,142	5,039
	Badger Meter Inc.	36,386	4,929
*	Mirion Technologies Inc. Class A	305,009	4,597
	Ralliant Corp.	72,563	4,479
*	ACI Worldwide Inc.	83,647	4,457
*	Life360 Inc.	101,020	4,330
*	OSI Systems Inc.	19,316	4,016
*	Box Inc. Class A	112,190	4,014
	RingCentral Inc. Class A	54,488	3,793
*	Agilysys Inc.	31,804	3,702
*	Digi International Inc.	47,002	3,522
*	Plexus Corp.	14,676	3,515
	Adeia Inc.	137,501	3,469
*	Itron Inc.	35,378	3,432
*	Q2 Holdings Inc.	49,165	3,198
*	LiveRamp Holdings Inc.	78,696	2,968
*	Axcelis Technologies Inc.	24,522	2,828
*	Calix Inc.	72,360	2,758
*	Tenable Holdings Inc.	71,455	2,726
*	MaxLinear Inc. Class A	45,123	2,703
*	Extreme Networks Inc.	105,975	2,383
*	SPS Commerce Inc.	27,462	2,345
*	Cleanspark Inc.	185,547	2,156
*	PDF Solutions Inc.	46,976	2,090
*	Knowles Corp.	60,800	2,078
*	Alarm.com Holdings Inc.	35,762	2,058
*	BlackLine Inc.	61,430	2,041
*	Teradata Corp.	66,868	1,939
*	Diebold Nixdorf Inc.	27,628	1,874
	ePlus Inc.	20,536	1,807
*	Arlo Technologies Inc.	135,403	1,781
*	NetScout Systems Inc.	44,878	1,743
*	MARA Holdings Inc.	161,427	1,739
*	Veeco Instruments Inc.	38,805	1,719
*	Progress Software Corp.	35,669	1,650
	A10 Networks Inc.	59,239	1,504
*	SolarEdge Technologies Inc.	44,734	1,440
*	Penguin Solutions Inc.	28,211	1,385
*	Sprinklr Inc. Class A	140,752	1,156
	Napco Security Technologies Inc.	29,397	1,065
*	ADI Global Distribution Inc.	48,630	1,064
*	Blackbaud Inc.	22,007	1,058
	CTS Corp.	15,685	886
*	Five9 Inc.	22,907	792
*	N-able Inc.	48,004	191
			152,704
Materials (2.8%)
	Sensient Technologies Corp.	53,071	7,161
	Element Solutions Inc.	142,740	5,073
	Balchem Corp.	23,633	4,157
	Materion Corp.	14,264	3,368
	Warrior Met Coal Inc.	28,307	3,064
	Hawkins Inc.	17,431	2,096
*	Century Aluminum Co.	42,902	1,964
*	Ingevity Corp.	24,709	1,712
	United States Lime & Minerals Inc.	9,373	1,107
			29,702
5

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
Real Estate (6.1%)
	Ryman Hospitality Properties Inc.	85,036	10,779
	Terreno Realty Corp.	92,773	6,143
	Essential Properties Realty Trust Inc.	180,627	5,419
	Macerich Co.	183,761	4,340
	Outfront Media Inc.	129,855	3,815
	Curbline Properties Corp.	121,048	3,611
	Tanger Inc.	94,523	3,564
	Phillips Edison & Co. Inc.	91,108	3,521
	Millrose Properties Inc.	113,452	3,451
	St. Joe Co.	49,385	3,264
	National Health Investors Inc.	36,257	2,578
	LXP Industrial Trust	38,954	2,365
	Four Corners Property Trust Inc.	64,307	1,600
	Urban Edge Properties	75,413	1,596
	LTC Properties Inc.	38,285	1,544
	DiamondRock Hospitality Co.	124,920	1,538
	Broadstone Net Lease Inc.	62,159	1,297
[1]	NETSTREIT Corp.	55,776	1,136
	Getty Realty Corp.	34,676	1,124
	Xenia Hotels & Resorts Inc.	52,901	992
	InvenTrust Properties Corp.	25,263	816
	Centerspace	10,055	528
	JBG SMITH Properties	43,575	525
	NexPoint Residential Trust Inc.	12,569	298
	Saul Centers Inc.	8,728	285
			66,129
Utilities (1.8%)
	Clearway Energy Inc. Class C	151,065	4,796
	American States Water Co.	31,761	2,836
	Chesapeake Utilities Corp.	17,959	2,398
	Otter Tail Corp.	23,515	2,127
	MGE Energy Inc.	23,537	1,829
	Avista Corp.	48,436	1,800
	California Water Service Group	35,819	1,790
	Northwest Natural Holding Co.	27,810	1,365
	Middlesex Water Co.	12,540	727
			19,668
Total Common Stocks (Cost $881,934)			1,079,447
Rights (0.0%)
*,2	OmniAb Inc. 12.5 Earnout	7,390	—
*,2	OmniAb Inc. 15 Earnout	7,390	—
Total Rights (Cost $—)			—
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[3,4]	Vanguard Market Liquidity Fund, 3.731% (Cost $4,861)	48,614	4,861
Total Investments (100.2%) (Cost $886,795)			1,084,308
Other Assets and Liabilities—Net (-0.2%)			(2,477)
Net Assets (100%)			1,081,831

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,882.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $3,006 was received for securities on loan.

REIT—Real Estate Investment Trust.
6

S&P Small-Cap 600 Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2026	9	1,331	(36)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
MARA Holdings Inc.	2/1/2027	GSI	972	(3.630)	104	—

1Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
GSI—Goldman Sachs International.
See accompanying Notes, which are an integral part of the Financial Statements.
7

S&P Small-Cap 600 Growth Index Fund
Statement of Assets and Liabilities
As of August 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $881,934)	1,079,447
Affiliated Issuers (Cost $4,861)	4,861
Total Investments in Securities	1,084,308
Investment in Vanguard	24
Cash Collateral Pledged—Futures Contracts	90
Receivables for Accrued Income	474
Receivables for Capital Shares Issued	3
Unrealized Appreciation—Over-the-Counter Swap Contracts	104
Total Assets	1,085,003
Liabilities
Payables for Investment Securities Purchased	109
Collateral for Securities on Loan	3,006
Payables to Vanguard	49
Variation Margin Payable—Futures Contracts	8
Total Liabilities	3,172
Net Assets	1,081,831
1 Includes $2,882 of securities on loan.
At August 31, 2026, net assets consisted of:

Paid-in Capital	1,149,433
Total Distributable Earnings (Loss)	(67,602)
Net Assets	1,081,831

ETF Shares—Net Assets
Applicable to 7,420,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,081,831
Net Asset Value Per Share—ETF Shares	$145.80
See accompanying Notes, which are an integral part of the Financial Statements.
8

S&P Small-Cap 600 Growth Index Fund
Statement of Operations

Year Ended August 31, 2026
($000)
Investment Income
Income
Dividends[1]	8,649
Interest[2]	78
Securities Lending—Net	14
Total Income	8,741
Expenses
The Vanguard Group—Note C
Investment Advisory Services	10
Management and Administrative[3]	729
Marketing and Distribution	40
Custodian Fees	17
Auditing Fees	34
Accounting Fees[3]	50
Shareholders’ Reports[3]	36
Trustees’ Fees and Expenses	1
Other Expenses	11
Total Expenses	928
Net Investment Income	7,813
Realized Net Gain (Loss)
Investment Securities Sold[2,4]	85,871
Futures Contracts	202
Swap Contracts	(646)
Realized Net Gain (Loss)	85,427
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	80,679
Futures Contracts	(51)
Swap Contracts	75
Change in Unrealized Appreciation (Depreciation)	80,703
Net Increase (Decrease) in Net Assets Resulting from Operations	173,943

1	Dividends are net of foreign withholding taxes of $17.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $67, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

3	Certain amounts previously included in Management and Administrative and Shareholders' Reports expenses are now presented as Accounting Fees.
4	Includes $125,929 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
9

S&P Small-Cap 600 Growth Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,813	9,361
Realized Net Gain (Loss)	85,427	45,516
Change in Unrealized Appreciation (Depreciation)	80,703	(43,360)
Net Increase (Decrease) in Net Assets Resulting from Operations	173,943	11,517
Distributions
Total Distributions	(7,905)	(9,738)
Capital Share Transactions
Issued	349,982	177,594
Issued in Lieu of Cash Distributions	—	—
Redeemed	(301,944)	(292,364)
Net Increase (Decrease) from Capital Share Transactions	48,038	(114,770)
Total Increase (Decrease)	214,076	(112,991)
Net Assets
Beginning of Period	867,755	980,746
End of Period	1,081,831	867,755
See accompanying Notes, which are an integral part of the Financial Statements.
10

S&P Small-Cap 600 Growth Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023[1]	2022[1]
Net Asset Value, Beginning of Period	$121.19	$119.31	$100.47	$96.69	$116.59
Investment Operations
Net Investment Income[2]	1.114	1.193	1.268	1.292	.927
Net Realized and Unrealized Gain (Loss) on Investments	24.633	1.913	18.844	3.709	(19.803)
Total from Investment Operations	25.747	3.106	20.112	5.001	(18.876)
Distributions
Dividends from Net Investment Income	(1.137)	(1.226)	(1.272)	(1.221)	(1.024)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.137)	(1.226)	(1.272)	(1.221)	(1.024)
Net Asset Value, End of Period	$145.80	$121.19	$119.31	$100.47	$96.69
Total Return	21.38%	2.66%	20.20%	5.28%	-16.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,082	$868	$981	$593	$493
Ratio of Total Expenses to Average Net Assets	0.10%	0.12%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	0.84%	1.03%	1.19%	1.35%	0.87%
Portfolio Turnover Rate[3]	47%	48%	44%	45%	42%

1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
11

S&P Small-Cap 600 Growth Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays or receives a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximately equal to the notional amount of the swap in high-quality temporary cash investments, as well as holds cash and other short-term receivables.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the tax year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12

S&P Small-Cap 600 Growth Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
From time to time, Vanguard and/or a fund's board of trustees may adjust a fund's fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the fund and its shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). The fund is not obligated to repay these amounts, and Vanguard is not obligated to continue or otherwise repeat these voluntary expense adjustments. Expense adjustments are generally calculated at, and returned to, each share class, as applicable.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2026, the fund had contributed to Vanguard capital in the amount of $24,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
13

S&P Small-Cap 600 Growth Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,079,447	—	—	1,079,447
Rights	—	—	—	—
Temporary Cash Investments	4,861	—	—	4,861
Total	1,084,308	—	—	1,084,308

Derivative Financial Instruments
Assets
Swap Contracts	—	104	—	104
Liabilities
Futures Contracts[1]	(36)	—	—	(36)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	125,869
Total Distributable Earnings (Loss)	(125,869)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	602
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	196,783
Capital Loss Carryforwards	(264,987)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(67,602)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	7,905	9,738
Long-Term Capital Gains	—	—
Total	7,905	9,738

*	Includes short-term capital gains, if any.
14

S&P Small-Cap 600 Growth Index Fund
As of August 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	887,525
Gross Unrealized Appreciation	251,895
Gross Unrealized Depreciation	(55,112)
Net Unrealized Appreciation (Depreciation)	196,783
F. During the year ended August 31, 2026, the fund purchased $437,184,000 of investment securities and sold $440,780,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $335,568,000 and $282,646,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2026, such purchases were $154,063,000 and sales were $224,537,000, resulting in net realized loss of $27,726,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G. Capital shares issued and redeemed were:
	Year Ended August 31,
	2026 Shares (000)	2025 Shares (000)
ETF Shares
Issued	2,580	1,500
Issued in Lieu of Cash Distributions	—	—
Redeemed	(2,320)	(2,560)
Net Increase (Decrease) in Shares Outstanding—ETF Shares	260	(1,060)
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At August 31, 2026, one shareholder was the record or beneficial owner of 26% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
15

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Admiral Funds and Shareholders of Vanguard S&P Small-Cap 600 Growth Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard S&P Small-Cap 600 Growth Index Fund (one of the funds constituting Vanguard Admiral Funds, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
16

Tax information (unaudited)
For corporate shareholders, 72.9%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $6,810,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2025. Shareholders will be notified in January 2027 via IRS Form 1099 of the amounts for use in preparing their 2026 income tax return.
The fund hereby designates for the fiscal year $35,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates $2,223,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2025. Shareholders will be notified in January 2027 via IRS Form 1099 of the amounts for use in preparing their 2026 income tax return.

Q18470 102026
17

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements - S&P 500 Value and Growth Index Funds

A majority of independent trustees of the board of Vanguard S&P 500 Growth Index and Vanguard S&P 500 Value Index Fund (Trustees) have renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to each fund through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that continuing the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VPM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management.

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangements. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Strategic Equity Index Management team (SE), now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. In its management of other Vanguard passive and active equity funds and portfolios, the team has a track record of consistent performance as a result of its disciplined investment processes. SE has specific expertise and experience managing U.S. style-box, sector, and smart-beta index strategies, effectively navigating index reconstitutions and mitigating transactions costs to deliver tight tracking error while opportunistically seeking to add excess returns through sophisticated trading strategies and superior access to corporate actions.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The Trustees considered each fund’s short- and long-term performance, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The Trustees concluded the performance was such that the advisory arrangements should continue.

Cost

The Trustees concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VPM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again within a one-year period.

Trustees Approve Advisory Arrangements - S&P 400 Mid-Cap Index Funds

A majority of independent trustees of the board of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Growth Index Fund and Vanguard S&P Mid-Cap 400 Value Index Fund (Trustees) have renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to each fund through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that continuing the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VPM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management.

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangements. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Strategic Equity Index Management team (SE), now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. In its management of other Vanguard passive and active equity funds and portfolios, the team has a track record of consistent performance as a result of its disciplined investment processes. SE has specific expertise and experience managing U.S. style-box, sector, and smart-beta index strategies, effectively navigating index reconstitutions and mitigating transactions costs to deliver tight tracking error while opportunistically seeking to add excess returns through sophisticated trading strategies and superior access to corporate actions.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The Trustees considered each fund’s short- and long-term performance, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The Trustees concluded the performance was such that the advisory arrangements should continue.

Cost

The Trustees concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VPM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again within a one-year period.

Trustees Approve Advisory Arrangements - S&P Small-Cap 600 Index Funds

A majority of independent trustees of the board of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Growth Index Fund and Vanguard S&P Small-Cap 600 Value Index Fund (Trustees) have renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to each fund through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that continuing the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VPM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management.

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangements. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Strategic Equity Index Management team (SE), now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. In its management of other Vanguard passive and active equity funds and portfolios, the team has a track record of consistent performance as a result of its disciplined investment processes. SE has specific expertise and experience managing U.S. style-box, sector, and smart-beta index strategies, effectively navigating index reconstitutions and mitigating transactions costs to deliver tight tracking error while opportunistically seeking to add excess returns through sophisticated trading strategies and superior access to corporate actions.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The Trustees considered each fund’s short- and long-term performance, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The Trustees concluded the performance was such that the advisory arrangements should continue.

Cost

The Trustees concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VPM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again within a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)     Code of Ethics filed herewith.

(a)(2)     Certifications filed herewith.

(a)(2)     Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD ADMIRAL FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 23, 2026

VANGUARD ADMIRAL FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: October 23, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.